      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 29, 2003
                                            1933 Act Registration No. 333-32402
                                            1940 Act Registration No. 811-09855

                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549
                                    FORM N-4
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                         Post-effective Amendment No. 5                [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                                  Amendment No. 10                     [X]

                     LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
                           (EXACT NAME OF REGISTRANT)
                   THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)

       1300 South Clinton Street, P.O. Box 1110, Fort Wayne, Indiana 46801
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                  (260)455-2000


                          ELIZABETH A. FREDERICK, ESQ.
                             1300 S. Clinton Street
                              Post Office Box 1110
                            Fort Wayne, Indiana 46801

--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

                                    COPY TO:
                               Colleen E. Tonn, Esquire
                    The Lincoln National Life Insurance Company
                             1300 S. Clinton Street
                                  PO Box 1110
                              Fort Wayne, IN 46802

                      Title of securities being registered:
   Interests in a separate account under individual flexible premium deferred variable annuity contracts.

--------------------------------------------------------------------------------
It is proposed that this filing will become effective:
/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2003 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on __________ pursuant to paragraph (a)(1) of Rule 485

SEI VARIABLE ANNUITY
LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
INDIVIDUAL VARIABLE ANNUITY CONTRACT


Home Office:
Lincoln National Life Insurance Company
1300 South Clinton Street
Fort Wayne, IN 46802
www.LincolnRetirement.com
1-800-338-0355



This Prospectus describes the individual flexible premium deferred variable annuity contract that is issued by The Lincoln National Life Insurance Company (Lincoln Life). It is primarily for use with nonqualified plans and qualified retirement plans under Sections 408 (IRAs) and 408A (Roth IRAs) of the tax code. Generally, you do not pay federal income tax on the contract's growth until it is paid out. Qualified retirement plans already provide for tax deferral. Therefore, there should be reasons other than tax deferral for acquiring the contract within a qualified plan. The contract is designed to accumulate account value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the annuity commencement date, we will pay your beneficiary a death benefit. In the alternative, you generally may choose to receive a death benefit on the death of the annuitant.



The minimum initial purchase payment for the contract is $25,000. Additional purchase payments may be made to the contract and must be at least $100 per payment ($25 if transmitted electronically), and at least $300 annually.



Except as noted below, you choose whether your contract value accumulates on a variable or a fixed (guaranteed) basis or both. Your contract may not offer a fixed account or if permitted by your contract, we may discontinue accepting purchase payments and/or transfers into the fixed side of the contract at any time. If your purchase payments are in the fixed account, we guarantee your principal and minimum interest rate. For the life of your contract or during certain periods, we may impose restrictions on the fixed account, including (but not limited to):



- We may limit withdrawals and transfers from the fixed account of the contract.



- An interest adjustment may be applied to any withdrawal, surrender or transfer from the fixed account before the expiration date of a guaranteed period.


All purchase payments for benefits will be placed in Lincoln Life Variable Annuity Account T (variable annuity account [VAA]). The VAA is a segregated investment account of Lincoln Life. You take all of the investment risk on the account value and the retirement income. If the subaccounts you select make money, your account value goes up; if they lose money, your account value goes down. How much it goes up or down depends on the performance of the subaccounts you select. WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE OPTIONS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.


The funds listed below will be available on or about May 19, 2003:



AllianceBernstein Variable Products Series Fund, Inc. (Class B):
AllianceBernstein Growth and Income Portfolio
AllianceBernstein Small Cap Value Portfolio
AllianceBernstein Technology Portfolio



Delaware VIP Trust (Service Class):
Delaware VIP Large Cap Value Series
Delaware VIP High Yield Series
Delaware VIP Small Cap Value Series
Delaware VIP Trend Series
Delaware VIP U.S. Growth Series



Variable Insurance Products (Service Class 2):
Fidelity-Registered Trademark- VIP Contrafund Portfolio
Fidelity-Registered Trademark- VIP Equity-Income Portfolio
Fidelity-Registered Trademark- VIP Growth Portfolio



Variable Insurance Products (Service Class):
Fidelity-Registered Trademark- VIP Money Market Portfolio



Lincoln Variable Insurance Products Trust (Standard Class):
Lincoln VIP Bond Fund
Lincoln VIP Capital Appreciation Fund



Lincoln Variable Insurance Products Trust
(Service Class):
Lincoln VIP Aggressive Growth Fund
Lincoln VIP Global Asset Allocation Fund
Lincoln VIP International Fund
Lincoln VIP Social Awareness Fund



MFS-Registered Trademark- Variable Insurance Trust (Service Class):
MFS VIT Capital Opportunities Series
MFS VIT Emerging Growth Series
MFS VIT Total Return Series



Scudder Investment VIT Funds Trust (Class B):
Scudder VIT EAFE Equity Index
Scudder VIT Equity 500 Index
Scudder VIT Small Cap Index

The following funds are each part of SEI Insurance Products Trust (trust), which will be liquidating on or about August 29, 2003:



SEI VP Large Cap Growth Fund
SEI VP Large Cap Value Fund
SEI VP Small Cap Growth Fund
SEI VP Small Cap Value Fund
SEI VP International Equity Fund
SEI VP Emerging Markets Equity Fund
SEI VP Emerging Markets Debt Fund
SEI VP Core Fixed Income Fund
SEI VP High Yield Bond Fund
SEI VP Prime Obligation Fund



This contract discussed in this Prospectus is no longer available for sale. This Prospectus will provide information regarding the closing of the trust. This Prospectus gives you information about the contract that you should know before you make purchase payments. You should also review the prospectuses for the funds that accompany this Prospectus and keep all prospectuses for future reference.


NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You can obtain a Statement of Additional Information (SAI) about the contract that has more information. Its terms are made part of this Prospectus. If you have any questions or for a free copy of the SAI, write: Lincoln National Life Insurance Company, P.O. Box 7878, Fort Wayne, Indiana 46801, or call 1-800-338-0355. The SAI and other information about Lincoln Life and Account T are also available on the SEC's web site (http:\\www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 2003

TABLE OF CONTENTS


                                            Page
--------------------------------------------------
SPECIAL TERMS                                 3
--------------------------------------------------
EXPENSE TABLES                                4
--------------------------------------------------
SUMMARY                                       9
--------------------------------------------------
INVESTMENT RESULTS                           10
--------------------------------------------------
FINANCIAL STATEMENTS                         10
--------------------------------------------------
THE LINCOLN NATIONAL LIFE INSURANCE CO       10
--------------------------------------------------
VARIABLE ANNUITY ACCOUNT (VAA)               10
--------------------------------------------------
INVESTMENTS OF THE VAA                       10
--------------------------------------------------
CHARGES AND OTHER DEDUCTIONS                 14
--------------------------------------------------
THE CONTRACTS                                15
--------------------------------------------------
ANNUITY PAYOUTS                              25
--------------------------------------------------



--------------------------------------------------
                                            Page
FIXED SIDE OF THE CONTRACT                   30
--------------------------------------------------
FEDERAL TAX MATTERS                          31
--------------------------------------------------
VOTING RIGHTS                                36
--------------------------------------------------
DISTRIBUTION OF THE CONTRACTS                36
--------------------------------------------------
RETURN PRIVILEGE                             36
--------------------------------------------------
STATE REGULATION                             36
--------------------------------------------------
RECORDS AND REPORTS                          36
--------------------------------------------------
OTHER INFORMATION                            37
--------------------------------------------------
LEGAL PROCEEDINGS                            37
--------------------------------------------------
STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS FOR SEI VARIABLE
ANNUITY                                      38
--------------------------------------------------
APPENDIX A -- CONDENSED FINANCIAL
INFORMATION                                 A-1
--------------------------------------------------


SPECIAL TERMS


In this Prospectus the following terms have the indicated meanings:


ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, Account T, into which Lincoln Life sets aside and invests the assets of the contract offered in this Prospectus.

ACCOUNT VALUE OR CONTRACT VALUE -- At a given time before the annuity commencement date, the total value of all accumulation units for a contract plus the value of the fixed side of the contract. This may be referred to as contract value in your contract.


ACCUMULATION UNIT -- A measure used to calculate the account value before the annuity commencement date.


ANNUITANT -- The person on whose life the annuity benefit payments are based and upon whose death a death benefit may be paid.

ANNUITY COMMENCEMENT DATE -- The valuation date when funds are withdrawn or converted into annuity units or fixed dollar payout for payment of retirement income benefits under the annuity payout option you select.

ANNUITY PAYOUT -- An amount paid at regular intervals after the annuity commencement date under one of several options available to the annuitant and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of annuity payouts after the annuity commencement date.

BENEFICIARY -- The person you choose to receive the death benefit.

CONTRACTOWNER -- (you, your, owner) The person who has the ability to exercise the rights within the contract (decides on investment allocations, transfers, payout option, designates the beneficiary, etc.) Usually, but not always, the owner is the annuitant.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.


DEATH BENEFIT -- The amount payable to your designated beneficiary if the owner dies before the annuity commencement date or, if selected, to the contractowner if the annuitant dies.



I4LIFE-SM- ADVANTAGE -- An income program which combines periodic variable lifetime income payments with the ability to make withdrawals during a defined period (earlier version called INCOME4LIFE-REGISTERED TRADEMARK- Solution).


LINCOLN LIFE (we, us, our) -- The Lincoln National Life Insurance Company.

PURCHASE PAYMENTS -- Amounts paid into the contract.


SUBACCOUNT OR SEI VARIABLE ANNUITY SUBACCOUNT -- The portion of the VAA that reflects investments in accumulation and annuity units of a class of a particular fund available under the contracts. There is a separate subaccount which corresponds to each class of a fund.


VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.

VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (valuation date) and ending at the close of such trading on the next valuation date.

EXPENSE TABLES



THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.



THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, SURRENDER THE CONTRACT, OR TRANSFER CONTRACT VALUE BETWEEN INVESTMENT OPTIONS AND/OR THE FIXED ACCOUNT. STATE PREMIUM TAXES MAY ALSO BE DEDUCTED.



CONTRACTOWNER TRANSACTION EXPENSES:



-  Transfer Charge**:                     $10



 ** The transfer charge will not be imposed on the first 12 transfers during a contract year. We reserve the right to charge in the future a $25 fee for transfers over 12 times during any contract year. Automatic dollar-cost averaging, portfolio rebalancing and cross-reinvestment transfers are not included as transfers for purposes of calculating the transfer charge.

We may apply an interest adjustment to amounts being withdrawn, surrendered or transferred from a guaranteed period account only (except for dollar cost averaging, portfolio rebalancing, cross-reinvestment and regular income payments under I4LIFE(SM) Advantage). See Fixed side of the contract.



THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



Annual Account Fee                       $40*



Separate Account Annual Expenses
(as a percentage of average account value)



                                                                                     Estate               Estate
                                                                                   Enhancement          Enhancement
                                         Account  Return of  Annual     5%     Benefit Rider (EEB)  Benefit Rider (EEB)
                                          Value   Principal  Step-Up  Step-Up  With Annual Step-Up    With 5% Step-Up
-----------------------------------------------------------------------------------------------------------------------
Mortality and expense risk charge:        1.20%      1.25%    1.35%    1.50%             1.55%                1.60%
Administrative charge:                     .15%       .15%     .15%     .15%              .15%                 .15%
                                         -----     ------    -----    -----       -----------          -----------
Total annual charge for each
   subaccount:                            1.35%      1.40%    1.50%    1.65%             1.70%                1.75%
-----------------------------------------------------------------------------------------------------------------------



  * The account fee will be waived if your contract value is $50,000 or more at the end of any particular contract year.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL ANNUAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THE EXPENSES ARE FOR THE YEAR ENDED DECEMBER 31, 2002. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.



 Total Annual Fund Operating Expenses    Minimum  Maximum
(expenses that are deducted from fund
assets, including management fees,
distribution (12b-1) fees, and other
expenses)                                 0.39%    3.50%

 Net Total Annual Fund Operating Expenses   Minimum  Maximum
(after contractual waivers/reimbursements)  %  0.39  %  3.50



Several of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund fees and expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2004.



The following table shows the expenses charged by each fund for the year ended December 31, 2002:
(as a percentage of each fund's average net assets):



                                   Management Fees                                     Other Expenses
                                     (before any                                         (before any
                                      waivers/                    12b-1                   waivers/
                                   reimbursements)       +        Fees        +        reimbursements)     =
--------------------------------------------------------------------------------------------------------------
AllianceBernstein Growth &
Income Portfolio (class B)       0.63%                          0.25%                0.05%
--------------------------------------------------------------------------------------------------------------
AllianceBernstein Small Cap
Value Portfolio (class B) (1)    1.00%                          0.25%                0.45%
--------------------------------------------------------------------------------------------------------------
Alliance Technology Portfolio
(class B)                        1.00%                          0.25%                0.21%
--------------------------------------------------------------------------------------------------------------
Delaware VIP Large Cap Value
Series (Service class) (2)       0.65%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Delaware VIP High Yield Series
(Service class) (3)              0.65%                          0.25%                0.13%
--------------------------------------------------------------------------------------------------------------
Delaware VIP Small Cap Value
Series (Service class) (4)       0.75%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Delaware VIP Trend Series
(Service class) (4)              0.75%                          0.25%                0.09%
--------------------------------------------------------------------------------------------------------------
Delaware VIP U.S. Growth Series
(Service class) (5)              0.65%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Fidelity-Registered Trademark-
VIP Contrafund Portfolio
(Service class 2)                0.58%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Fidelity-Registered Trademark-
VIP Equity-Income Portfolio
(Service class 2)                0.48%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Fidelity-Registered Trademark-
VIP Growth (Service class 2)     0.58%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Fidelity-Registered Trademark-
VIP Money Market Portfolio
(Service class)                  0.20%                          0.10%                0.09%
--------------------------------------------------------------------------------------------------------------
Lincoln VIP Aggressive Growth
Fund (Service Class) (6)         0.74%                          0.25%                0.16%
--------------------------------------------------------------------------------------------------------------
Lincoln VIP Bond Fund
(Standard Class) (6)             0.39%                          0.00%                0.09%
--------------------------------------------------------------------------------------------------------------
Lincoln VIP Capital
Appreciation Fund
(Standard Class) (6)             0.73%                          0.00%                0.09%
--------------------------------------------------------------------------------------------------------------

                                                                                         Total
                                                                    Total              Expenses
                                            Total                Contractual            (after
                                          Expenses                 Waivers/           Contractual
                                         (before any            Reimbursements         Waivers/
                                   waivers/reimbursements)         (if any)         Reimbursements)
-------------------------------
AllianceBernstein Growth &
Income Portfolio (class B)       0.93%
-------------------------------
AllianceBernstein Small Cap
Value Portfolio (class B) (1)    1.70%                        (0.25)%             1.45%
-------------------------------
Alliance Technology Portfolio
(class B)                        1.46%
-------------------------------
Delaware VIP Large Cap Value
Series (Service class) (2)       1.00%                        (0.05)%             0.95%
-------------------------------
Delaware VIP High Yield Series
(Service class) (3)              1.03%
-------------------------------
Delaware VIP Small Cap Value
Series (Service class) (4)       1.10%
-------------------------------
Delaware VIP Trend Series
(Service class) (4)              1.09%
-------------------------------
Delaware VIP U.S. Growth Series
(Service class) (5)              1.00%
-------------------------------
Fidelity-Registered Trademark-
VIP Contrafund Portfolio
(Service class 2)                0.93%
-------------------------------
Fidelity-Registered Trademark-
VIP Equity-Income Portfolio
(Service class 2)                0.83%
-------------------------------
Fidelity-Registered Trademark-
VIP Growth (Service class 2)     0.93%
-------------------------------
Fidelity-Registered Trademark-
VIP Money Market Portfolio
(Service class)                  0.39%
-------------------------------
Lincoln VIP Aggressive Growth
Fund (Service Class) (6)         1.15%
-------------------------------
Lincoln VIP Bond Fund
(Standard Class) (6)             0.48%
-------------------------------
Lincoln VIP Capital
Appreciation Fund
(Standard Class) (6)             0.82%
-------------------------------


                                   Management Fees                                     Other Expenses
                                     (before any                                         (before any
                                      waivers/                    12b-1                   waivers/
                                   reimbursements)       +        Fees        +        reimbursements)     =
--------------------------------------------------------------------------------------------------------------
Lincoln VIP Global Asset
Allocation Fund
(Service Class) (6)              0.74%                          0.25%                0.31%
--------------------------------------------------------------------------------------------------------------
Lincoln VIP International
Equity Fund
(Service Class) (6)              0.85%                          0.25%                0.20%
--------------------------------------------------------------------------------------------------------------
Lincoln VIP Social Awareness
Fund (Service Class) (6)         0.35%                          0.25%                0.08%
--------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
Variable Capital Opportunities
Series
(Service class) (7) (8)          0.75%                          0.25%                0.18%
--------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
Variable Trust Emerging Growth
Series (Service class) (8)       0.75%                          0.25%                0.11%
--------------------------------------------------------------------------------------------------------------
MFS-Registered Trademark-
Variable Trust Total Return
Series (Service class) (8)       0.75%                          0.25%                0.11%
--------------------------------------------------------------------------------------------------------------
Scudder VIT EAFE Index
(Class B) (9)                    0.45%                          0.25%                0.60%
--------------------------------------------------------------------------------------------------------------
Scudder VIT Equity 500 Index
(Class B) (10)                   0.20%                          0.25%                0.10%
--------------------------------------------------------------------------------------------------------------
Scudder Small Cap Index
(Class B) (11)                   0.35%                          0.25%                0.28%
--------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Growth
Fund (12)                        0.35%                          0.00%                0.68%
--------------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value
Fund (12)                        0.35%                          0.00%                0.66%
--------------------------------------------------------------------------------------------------------------
SEI VP Small Cap Growth
Fund (12)                        0.34%                          0.00%                0.99%
--------------------------------------------------------------------------------------------------------------
SEI VP Small Cap Value
Fund (12)                        0.35%                          0.00%                0.95%
--------------------------------------------------------------------------------------------------------------
SEI VP International Equity
Fund (12)                        0.45%                          0.00%                1.63%
--------------------------------------------------------------------------------------------------------------
SEI VP Emerging Markets Equity
Fund (12)                        0.65%                          0.00%                2.85%
--------------------------------------------------------------------------------------------------------------
SEI VP Emerging Markets Debt
Fund (12)                        0.84%                          0.00%                1.07%
--------------------------------------------------------------------------------------------------------------
SEI VP Core Fixed Income
Fund (12)                        0.28%                          0.00%                0.55%
--------------------------------------------------------------------------------------------------------------
SEI VP High Yield Bond
Fund (12)                        0.35%                          0.00%                0.87%
--------------------------------------------------------------------------------------------------------------
SEI VP Prime Obligation
Fund (12)                        0.43%                          0.00%                0.40%
--------------------------------------------------------------------------------------------------------------

                                                                                         Total
                                                                    Total              Expenses
                                            Total                Contractual            (after
                                          Expenses                 Waivers/           Contractual
                                         (before any            Reimbursements         Waivers/
                                   waivers/reimbursements)         (if any)         Reimbursements)
-------------------------------
Lincoln VIP Global Asset
Allocation Fund
(Service Class) (6)              1.30%
-------------------------------
Lincoln VIP International
Equity Fund
(Service Class) (6)              1.30%
-------------------------------
Lincoln VIP Social Awareness
Fund (Service Class) (6)         0.68%
-------------------------------
MFS-Registered Trademark-
Variable Capital Opportunities
Series
(Service class) (7) (8)          1.18%                        (0.03)%             1.15%
-------------------------------
MFS-Registered Trademark-
Variable Trust Emerging Growth
Series (Service class) (8)       0.86%
-------------------------------
MFS-Registered Trademark-
Variable Trust Total Return
Series (Service class) (8)       1.11%
-------------------------------
Scudder VIT EAFE Index
(Class B) (9)                    1.30%                        (0.40)%             0.90%
-------------------------------
Scudder VIT Equity 500 Index
(Class B) (10)                   0.55%
-------------------------------
Scudder Small Cap Index
(Class B) (11)                   0.88%                        (0.18)%             0.70%
-------------------------------
SEI VP Large Cap Growth
Fund (12)                        1.03%
-------------------------------
SEI VP Large Cap Value
Fund (12)                        1.01%
-------------------------------
SEI VP Small Cap Growth
Fund (12)                        1.33%
-------------------------------
SEI VP Small Cap Value
Fund (12)                        1.30%
-------------------------------
SEI VP International Equity
Fund (12)                        2.08%
-------------------------------
SEI VP Emerging Markets Equity
Fund (12)                        3.50%
-------------------------------
SEI VP Emerging Markets Debt
Fund (12)                        1.91%
-------------------------------
SEI VP Core Fixed Income
Fund (12)                        0.83%
-------------------------------
SEI VP High Yield Bond
Fund (12)                        1.22%
-------------------------------
SEI VP Prime Obligation
Fund (12)                        0.83%
-------------------------------



(1) For the period May 1, 2002 through April 30, 2003, the Adviser has contractually waived and/or reimbursed certain expenses of the Portfolio to the extent total expenses will not exceed 1.45%. For the period May 1, 2003 through April 30, 2004, the Adviser has contractually agreed to waive and/or reimburse certain expenses of the Portfolio to the extent total expenses will not exceed 1.45%.
(2) For the period May 1, 2001 through April 30, 2003, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2003 through April 30, 2004, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%. The adviser has voluntarily elected to waive its management fee to 0.60% indefinitely. Taking into account this arrangement, which can be terminated any time, total expenses for the year ending December 31, 2002 were 0.95%
6

(3) For the period May 1, 2001 through April 30, 2003, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2003 through April 30, 2004, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%.
(4) For the period May 1, 2001 through April 30, 2002, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.85%. For the period May 1, 2002 through April 30, 2003, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.95%. Effective May 1, 2003 through April 30, 2004, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.95%.
(5) For the period May 1, 2001 through April 30, 2002, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.75%. For the period May 1, 2002 through April 30, 2003, the adviser contractually waived its management fee and/or reimbursed the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) would not exceed 0.80%. Effective May 1, 2003 through April 30, 2004, the adviser has contractually agreed to waive its management fee and/or reimburse the Series for expenses to the extent that total expenses (excluding any taxes, interest, brokerage fees, extraordinary expenses and 12b-1 fees) will not exceed 0.80%.
(6) The fees and expenses shown in the table have been restated to reflect a new management agreement effective January 1, 2003, which shareholders approved on December 9, 2002, and a new administration agreement that also became effective January 1, 2003. The aggregate fees and expenses charged to the fund pursuant to the new agreement are higher than the fees and expenses previously charged to the fund.
(7) MFS has contractually agreed, subject to reimbursement to bear the series' expenses such that "Other Expenses" (after taking into account the expense offset and brokerage arrangements described in footnote 9), do not exceed 0.15% annually. These contractual fee arrangements will continue until at least May 1, 2004, unless changed with the consent of the board of trustees which oversees the series.
(8) Each series has a voluntary expense offset arrangement that reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. This arrangement can be discontinued at anytime. "Other Expenses" do not take into account these fee reductions, and are therefore higher than the actual expenses of the series. Had these fee reductions been taken into account, "Net Expenses" would be lower for certain series and would equal 1.10% Emerging Growth and 1.18% Utilities. There were no fee reductions for the Capital Opportunities.
(9) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.90% of the average daily net assets of the Fund until April 30, 2005.
(10) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.55% of the average daily net assets of the Fund until April 30, 2005.
(11) The Advisor has contractually agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.70% of the average daily net assets of the Fund until April 30, 2005.
(12) SEI Investments Management Corporation (SIMC) and SEI Investments Fund Management have each voluntarily agreed to waive a portion of their fees for the current year in order to keep total operating expenses at a specified level. SIMC and/or SEI Investments Fund Management may discontinue all or part of their waivers at any time. For the period
     May 1, 2003 to April 30, 2004, under this voluntary arrangement, total expenses will not exceed 0.85% for Large Cap Growth; 0.85% for Large Cap Value; 1.10% for Small Cap Growth; 1.10% for Small Cap Value; 1.28% for International Equity; 1.96% for Emerging Markets Equity; 1.35% for Emerging Markets Debt; 0.60% for Core Fixed Income; 0.80% for High Yield Bond; and 0.45% for Prime Obligation.

EXAMPLES



THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE CONTRACTOWNER TRANSACTION EXPENSES, CONTRACT FEES, SEPARATE ACCOUNT ANNUAL EXPENSES, AND FUND FEES AND EXPENSES.



THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR, THE MAXIMUM FEES AND EXPENSES OF ANY OF THE FUNDS AND THAT THE EEB RIDER (WITH 5% STEP-UP) IS IN EFFECT. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:



1) If you surrender your contract at the end of the applicable time period:



                                         1 year  3 years  5 years  10 years
---------------------------------------------------------------------------
Highest Cost                              $521   $1,561   $2,596    $5,163
---------------------------------------------------------------------------
Lowest Cost                               $214   $  661   $1,134    $2,441
---------------------------------------------------------------------------



2) If you annuitize or do not surrender your contract at the end of the applicable time period:



                                         1 year   3 years   5 years   10 years
-------------------------------------------------------------------------------
Highest Cost                              $521     $1,561    $2,596    $5,163
-------------------------------------------------------------------------------
Lowest Cost                               $214     $  661    $1,134    $2,441
-------------------------------------------------------------------------------



For more information, see Charges and other deductions in this Prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which regular income or annuity payouts are made. See The contracts -- I4LIFE(SM) Advantage for IRA contracts and Annuity payouts -- including I4LIFE(SM) Advantage (Non-Qualified annuity contracts only). These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

SUMMARY

WHAT KIND OF CONTRACT AM I BUYING? It is an individual variable and/or interest adjusted annuity contract between you and Lincoln Life. This Prospectus describes the variable side of the contract. (See The contracts.) This contract and certain riders, service features and enhancements may not be available in all states, and the charges may vary in certain states. Please check with your investment representative regarding their availability.


WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)? It is a separate account we established under Indiana insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more subaccounts, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which Lincoln Life may conduct. See Variable annuity account.



WHAT ARE MY INVESTMENT CHOICES? Based upon your instruction for purchase payments, the VAA applies your purchase payments to buy shares in one or more of the investment options. See Investments of the variable annuity account--Description of the funds.



WHO INVESTS MY MONEY? Several different investment advisers manage the investment options. See Investments of the variable annuity account--Investment advisers.


HOW DOES THE CONTRACT WORK? If we approve your application, we will send you a contract. When you make purchase payments during the accumulation phase, you buy accumulation units. If you decide to receive retirement income payments, your accumulation units are converted to annuity units. Your retirement income payments will be based on the number of annuity units you received and the value of each annuity unit on payout days. See The contracts.

WHAT CHARGES DO I PAY UNDER THE CONTRACT? We will deduct any applicable premium tax from purchase payments or account value at the time the tax is incurred or at another time we choose.

We apply a charge equal to an annual rate of 1.35%, 1.40%, 1.50%, 1.65%, 1.70% or 1.75% to the daily net asset value of the VAA depending on the death benefit option chosen. This charge includes 0.15% as an administrative charge; the balance of the charge is a mortality and expense risk charge. We charge an account fee of $40 per contract year if the account value is less than $50,000. (See Charges and other deductions.)


We reserve the right to charge in the future a $10 fee for transfers over 12 times during any contract year excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.



These funds' investment management fees, expenses and expense limitations, if applicable, are more fully described in the prospectuses for the funds.



Charges may also be imposed during the regular income or annuity payout period, including if you elect I4LIFE-SM- Advantage. (See the Contracts and Annuity Payouts.)


For more information about the compensation we pay for sales of the contracts. (See The contracts--Commissions.)

WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN? Subject to minimum and maximum purchase payment amounts, your payments are completely flexible. (See the contracts--Purchase payments.)

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED? If you decide to annuitize, you may select an annuity option and start receiving annuity payouts from your contract as a fixed option or variable option or a combination of both. (See Annuity payouts--Annuity options.) REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS, IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.


WHAT IS I4LIFE-SM- ADVANTAGE? I4LIFE-SM- Advantage is an income program that provides periodic variable lifetime income payments, a death benefit, and the ability to make purchase payments (IRA contracts only) and withdrawals during a defined period of time. We assess a charge, imposed only during the I4LIFE-SM-Advantage payout phase, based on the I4LIFE-SM- Advantage death benefit you choose.



WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE? Your beneficiary will receive death benefit proceeds based upon the death benefit you select. Your beneficiary has options as to how the death benefit is paid or you may choose an option for your beneficiary. In the alternative, you may choose to receive a death benefit upon the death of the annuitant. (See The contracts--Death benefit and I4LIFE-SM-Advantage (IRA Annuity Contracts ONLY).)



MAY I TRANSFER ACCOUNT VALUE BETWEEN VARIABLE OPTIONS AND BETWEEN THE VARIABLE AND FIXED SIDES OF THE CONTRACT? Yes, subject to currently-effective restrictions (for example, transfers made before the annuity commencement date are generally restricted to no more than twelve (12) per contract year). If permitted by your contract we may discontinue accepting transfers into the fixed side of the contract at any time. See The contracts--Transfers on or before the annuity commencement date and Transfers after the annuity commencement date.


MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL? Yes, subject to contract requirements and to the restrictions of any qualified retirement plan for which the contract was purchased. (See The contracts--Surrenders and withdrawals.)

In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. (See Federal tax matters.)

DO I GET A FREE LOOK AT THIS CONTRACT? Yes. You can cancel the contract within ten days (in some states longer) of the date you first receive the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on purchase payments you allocate to the variable side of the contract. (See Return privilege.)


WHERE MAY I FIND MORE INFORMATION ABOUT ACCUMULATION UNIT VALUES? The Appendix to this Prospectus provides more information about accumulation unit values.


INVESTMENT RESULTS


At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. The Money Market subaccount's yield is based upon investment performance over a 7-day period, which is then annualized.


During extended periods of low interest rates, the yields of any subaccount investing in a money market fund may also become extremely low and possibly negative.


THE MONEY MARKET YIELD FIGURE AND ANNUAL PERFORMANCE OF THE SUBACCOUNTS ARE BASED ON PAST PERFORMANCE AND DO NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. SEE THE SAI FOR FURTHER INFORMATION.


FINANCIAL STATEMENTS


The financial statements of the VAA and Lincoln Life are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-338-0355.


THE LINCOLN NATIONAL LIFE INSURANCE CO.


The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation. (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.


VARIABLE ANNUITY ACCOUNT (VAA)

On January 25, 2000, the VAA was established as an insurance company separate account under Indiana law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or Lincoln Life. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of Lincoln Life. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. YOU ASSUME THE FULL INVESTMENT RISK FOR ALL AMOUNTS PLACED IN THE VAA.

The VAA is used to support other annuity contracts offered by Lincoln Life in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the trust as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the subaccount.

INVESTMENTS OF THE VAA


You decide the subaccount(s) to which you allocate purchase payments. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The funds are required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.



INVESTMENT ADVISERS



The investment advisers of the funds are:



AllianceBernstein Variable Products Series Fund, managed by Alliance Capital Management, L.P.



Delaware VIP Trust ("Delaware VIP"), managed by Delaware Management Company.



Lincoln Variable Insurance Products Trust ("Lincoln VIP"), managed by Delaware Management Company

MFS -- Variable Insurance Trust ("MFS Variable Trust"), managed by Massachusetts Financial Services Company.



Scudder Investment VIT Funds, managed by Deutsche Asset Management Inc.



Variable Insurance Products ("Fidelity-Registered Trademark- VIP"), managed by Fidelity Management & Research Company.



SEI Insurance Products Trust (trust), managed by SEI Investments Management Corporation (SIMC). SIMC currently has thirty-two sub-advisory agreements in which the sub-adviser may perform some or substantially all of the investment advisory services required by those respective funds. See the trust prospectus for additional information on the sub-adviser. No additional compensation from the assets of those funds will be assessed as a result of the sub-advisory agreements.



As compensation for their services to the funds, the investment advisers receive a fee from the funds, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under Purchase and Redemption of Shares, in the prospectuses for the funds.



DESCRIPTION OF THE FUNDS



Each of the subaccounts of the VAA is invested solely in shares of one of the funds available under the contract. Each fund may be subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund.



Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the adviser. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the adviser or sub-adviser. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the adviser or sub-adviser.


Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current prospectus for the trust which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.


The SEI Insurance Products Trust (trust) will be liquidating, and the SEI funds will close on or about August 29, 2003. On or about May 19, 2003, twenty-four new funds will be added to your contract. Between May 19, 2003 and the trust closing, you may transfer your account value from the SEI funds to any of the new funds. If you have not transferred your account value to a new fund by the time the trust is liquidated (on or about August 29, 2003), we will transfer any remaining account value to the Fidelity VIP Money Market Portfolio. After that time, you are free to transfer your account value from the Fidelity VIP Money Market Portfolio to any of the other available investment options. There is no charge for transfers made pursuant to the closing of the trust, and these transfers will not count against the number of free transfers you are allowed under your contract.



The following funds will be available on or about
May 19, 2003:



ALLIANCEBERNSTEIN GROWTH AND INCOME PORTFOLIO: Seeks reasonable current income and reasonable appreciation through investments primarily in dividend-paying common stocks of good quality. The portfolio also may invest in fixed-income securities and convertible securities.



ALLIANCEBERNSTEIN SMALL CAP VALUE PORTFOLIO: Seeks long-term growth of capital. The portfolio invests primarily in a diversified portfolio of equity securities of companies with relatively small market capitalizations. Under normal circumstances, the portfolio will invest at least 65% of its total assets in these types of securities. The portfolio's investment policies emphasize investment in companies that are determined to be undervalued, using a fundamental value approach.



ALLIANCEBERNSTEIN TECHNOLOGY PORTFOLIO: Seeks to emphasize growth of capital and invests for capital appreciation. Current income is only an incidental consideration. The portfolio may seek income by writing listed call options. The portfolio invests primarily in securities of companies expected to benefit from technological advances and improvements (i.e., companies that use technology extensively in the development of new or improved products or processes).



DELAWARE VIP LARGE CAP VALUE SERIES: Seeks capital appreciation with current income as a secondary objective. Under normal circumstances, at least 80% of the Series' net assets will be in investments of large cap companies. Management considers buying a stock when they believe it is undervalued and has the potential to increase in price as the market realizes its true value.



DELAWARE VIP HIGH YIELD SERIES: Seeks total return and, as a secondary objective, high current income. Under normal circumstances, the Series will invest at least 80% of its net assets in fixed income securities rated at the time of purchase BB or lower by S&P or similarly rated by another NRSRO or, if unrated, judged to be of comparable quality.



DELAWARE VIP SMALL CAP VALUE SERIES: Seeks capital appreciation by investing primarily in stocks of companies whose market values appear low relative to underlying value or future earning potential. Under normal circumstances, at least 80% of the Series' net assets will be investments of small cap companies.



DELAWARE VIP TREND SERIES: Seeks long-term capital appreciation by investing primarily in stocks of small growth oriented or emerging companies that, in the management team's view, are responsive to changes within the marketplace and have the fundamental characteristics to support continued growth.



DELAWARE VIP U.S. GROWTH: Seeks to maximize capital appreciation. Under normal circumstances, at least 80% of the Series' net assets will be in U.S. investments. Investment management looks for stocks with low dividend yields, strong balance sheets, and high expected earnings growth rates as compared to other companies in the same industry.



FIDELITY-REGISTERED TRADEMARK- VIP CONTRAFUND PORTFOLIO: Seeks long-term capital appreciation



FIDELITY-REGISTERED TRADEMARK- VIP EQUITY-INCOME PORTFOLIO: Seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield, which exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P 500).



FIDELITY-REGISTERED TRADEMARK- GROWTH PORTFOLIO: Seeks capital appreciation.



FIDELITY-REGISTERED TRADEMARK- VIP MONEY MARKET PORTFOLIO: Seeks as high a level of current income as is consistent with preservation of capital and liquidity.



LINCOLN VIP AGGRESSIVE GROWTH FUND: Seeks to maximize capital appreciation. The fund invests in a diversified group of domestic stocks primarily of small and medium size companies.



LINCOLN VIP BOND FUND: Seeks maximum current income consistent with a prudent investment strategy. The fund invests in a diverse group of domestic fixed income securities including high-quality investment grade corporate bonds, obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and mortgage-backed securities.



LINCOLN VIP CAPITAL APPRECIATION FUND: Seeks long-term growth of capital in a manner consistent with preservation of capital. The fund primarily invests in stocks of large and medium-sized U.S. companies. Under normal conditions, the fund will invest a minimum of 65% of its total assets in stocks and may also buy some money market securities and bonds, including junk bonds.



LINCOLN VIP GLOBAL ASSET ALLOCATION FUND: Seeks long-term return consistent with preservation of capital. The fund allocates its assets among several categories of equity, fixed-income and money market securities of U.S. and foreign issuers.



LINCOLN VIP INTERNATIONAL FUND: Seeks long-term capital appreciation. The fund trades in securities issued outside the United States--mostly stocks, with an occasional bond or money market security.



LINCOLN VIP SOCIAL AWARENESS FUND: Seeks long-term capital appreciation. The fund buys stocks of large and medium sized companies, which adhere to certain specific social criteria.



MFS-REGISTERED TRADEMARK- VARIABLE TRUST CAPITAL OPPORTUNITIES SERIES: Seeks capital appreciation.



MFS-REGISTERED TRADEMARK- VARIABLE TRUST EMERGING GROWTH SERIES: Seeks to provide long-term growth of capital.



MFS-REGISTERED TRADEMARK- VARIABLE TRUST TOTAL RETURN SERIES: Seeks mainly to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondary to provide a reasonable opportunity for growth of capital and income.



SCUDDER VIT EAFE EQUITY INDEX: Seeks to replicate as closely as possible, before the deduction of expenses, the total return of the Morgan Stanley Capital International (MSCI) EAFE-Registered Trademark- Index
(EAFE-Registered Trademark- Index), which emphasizes stocks of companies in major markets in Europe, Australasia and the Far East.



SCUDDER VIT EQUITY 500 INDEX: Seeks to replicate as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), which emphasizes stocks of large U.S. companies.



SCUDDER VIT SMALL CAP INDEX: The Fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000 Small Stock Index (the Russell 2000 Index), which emphasizes stocks of small U.S. companies.



The following funds will be liquidated on or about August 29, 2003:



SEI VP LARGE CAP GROWTH FUND: The investment objective of the SEI VP Large Cap Growth Fund is capital appreciation. The Fund invests primarily in U.S. companies with market capitalizations of more than $1 billion.



SEI VP LARGE CAP VALUE FUND: The investment objective of the SEI VP Large Cap Value Fund is long-term growth of capital and income. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of more than $1 billion.



SEI VP SMALL CAP GROWTH FUND: The investment objective of the SEI VP Small Cap Growth Fund is long-term capital appreciation. The Fund invests primarily in common stocks of U.S. companies with market capitalizations less than $2 billion.



SEI VP SMALL CAP VALUE FUND: The investment objective of the SEI VP Small Cap Value Fund is capital appreciation. The Fund invests primarily in common stocks of U.S. companies with market capitalizations of less than $2 billion.



SEI VP INTERNATIONAL EQUITY FUND: The SEI VP International Equity Fund seeks to provide long-term capital appreciation by investing primarily in a diversified portfolio of equity securities of non-U.S. issuers.



SEI VP EMERGING MARKETS EQUITY FUND: The SEI VP Emerging Markets Equity Fund seeks to provide capital appreciation by investing primarily in a diversified portfolio of equity securities of emerging market issuers.



SEI VP EMERGING MARKETS DEBT FUND: The investment objective of the SEI VP Emerging Markets Debt Fund is to maximize total return. The Fund invests primarily in U.S. dollar denominated debt securities of government, government-related and corporate issuers in emerging market countries and of entities organized to restructure the outstanding debt of such issuers.



SEI VP CORE FIXED INCOME FUND: The investment objective of the SEI VP Core Fixed Income Fund is current income consistent with the preservation of capital. The Fund invests primarily in investment grade U.S. corporate and government fixed income securities, including mortgage-backed securities.



SEI VP HIGH YIELD BOND FUND: The investment objective of the SEI VP High Yield Bond Fund is to maximize total return. The Fund invests primarily in fixed income securities that are rated below investment grade ("junk bonds"), including corporate bonds and debentures, convertible and preferred securities, and zero coupon obligations.



SEI VP PRIME OBLIGATION FUND: The SEI VP Prime Obligation Fund seeks to preserve principal value and maintain a high degree of liquidity while providing current income.



At the time the trust was formed, Lincoln Life made a substantial investment in the trust to provide initial capital. Pursuant to the terms of the agreement entered into between Lincoln and the SEI trust at the time of the investment, Lincoln Life will redeem 1/6th of its investment each month beginning in May, 2003, until the trust is closed. The balance of Lincoln Life's investment will be redeemed upon liquidation of the trust, which is scheduled to occur on or about August 29, 2003.


ASSET ALLOCATION PORTFOLIOS


SIMC currently offers twelve asset allocation portfolios which are available variable annuity purchasers. You can choose one of these asset allocation portfolios or choose the customized allocation in which you determine your allocations among the funds. If you choose one of these asset allocation portfolios, SIMC will determine the allocation of your purchase payments into the funds.


The available portfolios are:

 1. VP INSTITUTIONAL CORE MODERATE GROWTH & INCOME PORTFOLIO
 2. VP INSTITUTIONAL CORE GROWTH & INCOME PORTFOLIO
 3. VP INSTITUTIONAL CORE CAPITAL GROWTH PORTFOLIO
 4. VP INSTITUTIONAL CORE EQUITY PORTFOLIO
 5. VP GLOBAL CORE MODERATE GROWTH & INCOME PORTFOLIO
 6. VP GLOBAL CORE GROWTH & INCOME PORTFOLIO
 7. VP GLOBAL CORE CAPITAL GROWTH PORTFOLIO
 8. VP GLOBAL CORE EQUITY PORTFOLIO
 9. VP MODERATE GROWTH & INCOME PORTFOLIO
10. VP GROWTH & INCOME PORTFOLIO
11. VP CAPITAL GROWTH PORTFOLIO
12. VP DOMESTIC EQUITY PORTFOLIO


As a result of the closing of the trust, the above asset allocation portfolios will no longer be available. The final allocation will be made to the portfolios at the end of the second quarter, 2003. If you do not move your account value out of an asset allocation portfolio, your account value will remain in the trust until on or about August 29, 2003, when the trust will liquidate. If your account value remains in the trust at the time of liquidation, we will move your account value to the Fidelity VIP Money Market Portfolio. IF YOU DO NOT WANT THIS TO OCCUR, YOU NEED TO NOTIFY US AND DESELECT THE ASSET ALLOCATION PORTFOLIO OPTION AND/ OR SELECT OTHER FUNDS.



We will periodically rebalance your account value among the funds in accordance with the SIMC-determined percentage allocations of your chosen asset allocation portfolio. In addition, SIMC periodically reviews the percentage fund allocations associated with each asset allocation portfolio. If SIMC determines that the allocations of your chosen asset allocation portfolio should be adjusted, we will reallocate your annuity account value among the funds accordingly.


FUND SHARES

We will purchase shares of the funds at net asset value and direct them to the appropriate subaccounts of the VAA. We will redeem sufficient shares of the appropriate funds to pay annuity payouts, death benefits, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one subaccount to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

With respect to a fund including affiliated funds, the advisor and/or distributor, or an affiliate thereof, may compensate Lincoln Life (or an affiliate) for administrative, distribution, or other services. We also may receive 12b-1 fees from funds. Some funds may compensate us significantly more than other funds. It is anticipated that such compensation will be based on assets of the particular fund attributable to the contracts along with certain other variable contracts issued or administered by Lincoln Life (or an affiliate). As of the date of this Prospectus, we were receiving compensation from each fund company.



The funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of Lincoln Life and other life insurance companies (share funding). The funds do not forsee any disadvantage to contractowners arising out of mixed or shared funding. Nevertheless, the funds' Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereof. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. this might force a fund to sell portfolio securities at disadvantageous prices.



When a fund sells any of its shares both to variable annuity and to variable life insurance separate accounts, it is said to engage in mixed funding. When a fund sells any of its shares to separate accounts of unaffiliated life insurance companies, it is said to engage in shared funding.



The funds currently engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interest of various contractowners participating in a fund could conflict. Each of the fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectus for the funds.



Shares of the funds are not sold directly to the general public. They are sold to Lincoln Life, and may be sold to other insurance companies, for investment of the assets of the subaccounts established by those insurance companies to fund variable annuity and variable life insurance contracts.


REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

All dividend and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to contractowners as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS

WE RESERVE THE RIGHT, WITHIN THE LAW, TO ADD, DELETE AND SUBSTITUTE THE TRUST AND/OR FUNDS WITHIN THE VAA. We may also add, delete, or substitute the trust or funds only for certain classes of contractowners. New or substitute funds may have different fees and expenses, and may only be offered to certain classes of contractowners.

Substitutions may be made with respect to existing investments or the investments of future purchase payments, or both. We may close subaccounts to allocations of purchase payments or account value, or both, at any time in our sole discretion. The funds, which sell their shares to the subaccounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the subaccounts.

Substitutions might also occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgement of our management, for the purposes of the contract, or for any other reason in our sole discretion. We will not substitute shares of one fund for another without any necessary approval by the SEC. We will also provide you advance written notice.

CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, cross-reinvestment, automatic withdrawal services, and portfolio rebalancing). See Additional services and the SAI for more information on these programs, maintaining records, administering annuity payouts, furnishing accounting and valuation services (including the calculation and monitoring of daily subaccount values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone and electronic fund transfer services.


The risks we assume include: the risk that annuitants, upon whose lives annuity payouts under contracts are based, live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that death benefits paid will exceed the actual account value; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). However, if the charges deducted prove more than sufficient to cover our risks, we will keep the profit. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. Any remaining expenses will be paid from our general account which may consist, among other things, of proceeds derived from mortality and expense risk charges deducted from the account. We may profit from one or more of the fees and charges deducted under the contract. We may use these profits for any corporate purpose, including financing the distribution of the contracts.


DEDUCTIONS FROM THE VAA FOR SEI VARIABLE ANNUITY


We deduct from the VAA an amount, computed daily, which is equal to an annual rate depending on the death benefit option elected. The charge includes a 0.15% administrative charge and a mortality and expense risk charge. The mortality and expense risk charge is 1.20% for the Account Value death benefit; 1.25% for the Return of Premium death benefit; 1.35% for the Annual Step-up death benefit option; 1.50% for the 5% Step-up death benefit option and 1.55% for the EEB Rider without 5% Step-Up, and 1.60% for the EEB Rider in combination with 5% Step-Up.


ACCOUNT FEE


During the accumulation period, we will deduct $40 from the account value on each contract anniversary to compensate us for the administrative services provided to you; this $40 account fee will also be deducted from the account value upon surrender. This fee may be lower in certain states, if required. The account fee will be waived for any contract with an account value that is equal to or greater than $50,000 on the contract anniversary.



We reserve the right to charge in the future a $10 fee for transfers over 12 times during any contract year excluding automatic dollar cost averaging, portfolio rebalancing and cross reinvestment transfers.


RIDER CHARGES


A fee or expense may also be deducted in connection with any benefits added to the contract by rider or endorsement.


DEDUCTIONS FOR PREMIUM TAXES


Any premium tax or other tax levied by any government entity as a result of the existence of the contracts or the VAA will be deducted from the account value when incurred, or at another time of our choosing.



The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0.0% to 5.0%.


OTHER CHARGES AND DEDUCTIONS


Charges may also be imposed during the regular income and Annuity Payout Period. See The Contracts--I4LIFE-SM- Advantage (IRA) Annuity Contracts ONLY and Annuity Payouts--I4LIFE-SM- Advantage (Non-Qualified Annuity Contracts ONLY) and Annuity Payouts.



There are additional deductions from and expenses paid out of the assets of the underlying funds that are more fully described in the prospectuses for the funds. Among these deductions and expenses are 12b-1 fees which reimburse Lincoln Life for certain expenses incurred in connection with certain administrative and distribution support services provided to the funds.


ADDITIONAL INFORMATION


The administrative charge and account fee described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees or (4) any other circumstances which reduce distribution or administrative expenses. The exact amount of charges applicable to a particular contract will be stated in that contract.


THE CONTRACTS

PURCHASE OF CONTRACTS

If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.


When a completed application and all other information necessary for processing a purchase order is received at our home office, an initial purchase payment will be priced no later than two business days after we receive the order. If you submit your application and/or initial purchase payment to your agent, (other than through Lincoln Financial Advisors Corporation) we will not begin processing your purchase order until we receive the application and initial purchase payment from your agent's broker-dealer. While attempting to finish an incomplete application, we may hold the initial purchase payment for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the purchase payment will be returned immediately. Once the application is complete, the initial purchase payment must be priced within two business days.


WHO CAN INVEST


To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The contractowner, joint owner and annuitant must be less than age 91. Maximum issue age applies to all contractowners and annuitants. If an annuitant is changed, the new annuitant must be under the maximum issue age the time the change is effective.



If you are purchasing the contract through a tax-favored arrangement, including traditional IRAs and Roth IRAs, you should consider carefully the costs and benefits of the contract (including annuity income benefits) before purchasing the contract, since a tax-favored arrangement itself provides tax-sheltered growth.


REPLACEMENT OF EXISTING INSURANCE


Careful consideration should be given prior to surrendering or withdrawing money from an existing insurance contract to purchase the contract described in this Prospectus. Surrender charges may be imposed on your existing contract. An investment representative or tax adviser should be consulted prior to making an exchange. Cash surrenders from an existing contract may be subject to tax.


PURCHASE PAYMENTS


Purchase payments are payable to us at a frequency and in an amount selected by you in the application. The minimum initial purchase payment is $25,000. The minimum annual amount for additional purchase payments is $300. The minimum payment to the contract at any one time must be at least $100 ($25 if transmitted electronically). Purchase payments in total may not exceed $2,000,000 for an owner or $1,000,000 for each joint owner without our approval. We may terminate the contract as allowed by your state's non-forfeiture law for individual deferred annuities. Purchase payments may be made or, if stopped, resumed at any time until the annuity commencement date, the surrender of the contract, maturity date or the death of the contractowner, whichever comes first. Lincoln Life reserves the right to limit purchase payments made to the contract.


VALUATION DATE

Accumulation and annuity units will be valued once daily at the close of trading (normally, 4:00 p.m., New York time) on each day the New York Stock Exchange is open (valuation date). On any date other than a valuation date, the accumulation unit value and the annuity unit value will not change.

ALLOCATION OF PURCHASE PAYMENTS

Purchase payments are placed into the VAA's subaccounts, each of which invests in shares of its corresponding fund of the trust, according to your instructions.


The minimum amount of any purchase payment that can be put into any one subaccount is $250. The minimum amount of any purchase payment which can be put into a fixed account is $2,000. Upon allocation to a subaccount, purchase payments are converted into accumulation units. The number of accumulation units credited is determined by dividing the amount allocated to each subaccount by the value of an accumulation unit for that subaccount on the valuation date on which the purchase payment is received at our home office if received before 4:00 p.m., New York time. If the purchase payment is received at or after 4:00 p.m., New York time, we will use the accumulation unit value computed on the next valuation date. PLEASE NOTE: If you submit your purchase payment to your agent (other than through Lincoln Financial Advisors Corporation), we will not begin processing the purchase payment until we receive it from your agent's broker-dealer. The number of accumulation units determined in this way is not changed by any subsequent change in the value of an accumulation unit. However, the dollar value of an accumulation unit will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.


VALUATION OF ACCUMULATION UNITS


Purchase payments allocated to the VAA are converted into accumulation units. This is done by dividing each purchase payment by the value of an accumulation unit for the valuation period during which the purchase payment is allocated to the VAA. The accumulation unit value for each subaccount was or will be established at the inception of the subaccount. It may increase or decrease from valuation period to valuation period. Accumulation unit values are affected by investment performance of the funds, fund expenses, and the deduction of certain contract charges. The accumulation unit value for a subaccount for a later valuation period is determined as follows:



    (1) The total value of the fund shares held in the subaccount is calculated by multiplying the number of fund shares owned by the subaccount at the beginning of the valuation period by the net asset value per share of the fund at the end of the valuation period, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the valuation period; minus

    (2) The liabilities of the subaccount at the end of the valuation period; these liabilities include daily charges imposed on the subaccount, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and


    (3) The result is divided by the number of subaccount units outstanding at the beginning of the valuation period.


The daily charges imposed on a subaccount for any valuation period are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the valuation period. Because a different daily charge is imposed for contracts with different death benefit options, contracts with different death benefit options will have different corresponding accumulation unit values on any given day.


In certain circumstances, and when permitted by law, it may be prudent for us to use a different standard industry method for this calculation, called the Net Investment Factor method. We will achieve substantially the same result using either method.



TRANSFERS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE


You may transfer all or a portion of your investment from one subaccount to another. A transfer involves the surrender of accumulation units in one subaccount and the purchase of accumulation units in the other subaccount. A transfer will be done using the respective accumulation unit values determined at the end of the valuation date on which the transfer request is received. Currently, there is no charge for a transfer. However, we reserve the right to impose a charge of $10 in the future for certain transfers.


Transfers (among the variable subaccounts and, as permitted, between the variable and fixed subaccounts) are restricted to twelve (12) per contract year unless otherwise authorized by Lincoln Life. This limit does not apply to transfers made under dollar cost averaging, cross reinvestment, or portfolio rebalancing program(s) or under the asset allocation portfolios elected on forms available from us. (See Investments of the variable annuity account-- Description of the trust for information on the asset allocation portfolios and The contracts--Additional services and the SAI for information on the other programs.)


The minimum amount that may be transferred between subaccounts is $300 (or the entire amount in the subaccount, if less than $300). If the transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the entire balance of the subaccount.


A transfer request may be made to our home office using written, telephone or electronic instructions, if the appropriate authorization is on file with us. Our address, telephone number, and Internet address are on the first page of this Prospectus. In order to prevent unauthorized or fraudulent transfers, we may require certain identifying information before we will act upon instructions. We may also assign the contractowner a Personal Identification Number (PIN) to serve as identification. We will not be liable for following instructions we reasonably believe are genuine. Telephone requests will be recorded and written confirmation of all transfer requests will be mailed to the contractowner on the next valuation date.


Please note that the telephone and/or electronic devices may not always be available. Any telephone or electronic device, whether it is yours, your service provider's, or your agent's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to limit these problems at Lincoln, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer request by writing to our home office.

Requests for transfers will be processed on the valuation date that they are received when they are received in our customer service center before the end of the valuation date (normally 4:00 p.m. New York time).


When thinking about a transfer of account value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. This contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers. Repeated patterns of frequent transfers are disruptive to the operation of the subaccounts, and should Lincoln Life become aware of such disruptive practices, Lincoln Life may refuse to permit such transfers.



If your contract offers a fixed account, you also may transfer all or any part of the account value from the subaccount(s) to the fixed side of the contract except during periods when (if permitted by your contract) we have discontinued accepting transfers into the fixed side of the contract. The minimum amount which can be transferred to a fixed account is $2,000 or the total amount in the subaccount, if less than $2,000. However, if a transfer from a subaccount would leave you with less than $300 in the subaccount, we may transfer the total amount to the fixed side.



You may also transfer part of the account value from the fixed side of your contract to the various subaccount(s) subject to the following restrictions:
(1) the sum of the percentages of fixed value transferred is limited to 25% of the value of the fixed account in any 12 month period; and (2) the minimum amount which can be transferred is $300 or the amount in the fixed account.

Transfers of all or a portion of a fixed account (other than automatic transfer programs) may be subject to an interest adjustment.



Transfers may be delayed as permitted by the 1940 Act.



Transfers from the fixed account may be delayed for up to six months. See Delay of Payments.


TRANSFERS AFTER THE ANNUITY
COMMENCEMENT DATE


If you select an I4LIFE-SM- Advantage option, your transfer rights and restrictions for the variable subaccounts and the fixed account are the same as they were on or before the annuity commencement date.



If you do not select I4LIFE-SM- Advantage you may transfer all or a portion of your investment in any subaccount to another subaccount or to a fixed account as permitted under your contract. Those transfers will be limited to three times per contract year. You may also transfer from a variable annuity payment to a fixed annuity payment. However, transfers from a fixed annuity payment to a variable annuity payment are not permitted. Currently, there is no charge for those transfers. However, we reserve the right to impose a $10 charge. NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE ACCOUNT TO THE SUBACCOUNTS.


ADDITIONAL SERVICES


There are four additional services available to you at no extra charge under your contract: dollar cost averaging (DCA), automatic withdrawal service (AWS), cross-reinvestment service and portfolio rebalancing. In order to take advantage of one of these services, you will need to complete the election form for the service that is available from us. For further detailed information on these services, please see Additional Services in the SAI.



Dollar cost averaging allows you to transfer amounts from the DCA fixed account or certain variable subaccounts into the variable subaccounts on a monthly basis.



The automatic withdrawal service (AWS) provides for an automatic periodic withdrawal of your account value. Withdrawals under AWS are subject to applicable interest adjustments. See Fixed side of the contract--Interest adjustment.


The cross-reinvestment service allows you to automatically transfer the account value in a designated variable subaccount that exceeds a baseline amount to another specific variable subaccount at specified intervals.

Portfolio rebalancing is an option that restores to a pre-determined level the percentage of account value allocated to each variable account subaccount. The rebalancing may take place monthly, quarterly, semi-annually or annually.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE


If the contractowner (or a joint owner) or annuitant dies prior to the annuity commencement date, a death benefit may be payable. You can choose the death benefit. Generally, the more expensive the death benefit, the greater the protection. You should consider the following provisions carefully when designating the beneficiary, annuitant, any contingent annuitant and any joint owner, as well as before changing any of these parties. The identity of these parties under the contract may significantly affect the amount and timing of the death benefit or other amount paid upon a contractowner's or annuitant's death.


You may designate a beneficiary during your lifetime and change the beneficiary by filing a written request with our home office. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of beneficiary. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary.

Upon the death of the contractowner, a death benefit will be paid to the beneficiary. Upon the death of a joint owner, the death benefit will be paid to the surviving joint owner. Upon the death of an annuitant who is not the contractowner or joint owner, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares). If the contractowner is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the contract-owner. Only the account value as of the day Lincoln Life approves the payment of the claim is available on the death of the contractowner or joint owner, if the contractowner or joint owner was changed subsequent to the effective date of this contract unless the change occurred because of the death of the prior contractowner or joint owner.

If an annuitant who is not the contractowner or a joint owner dies, then the contingent annuitant, if named, becomes the annuitant and no death benefit is payable on the death of the annuitant. If no contingent annuitant is named, the contractowner (or younger of joint owners) becomes the annuitant. Alternatively, a death benefit may be paid to the contractowner (and joint owner, if applicable, in equal shares) provided the annuitant named on this contract has not been changed (except within the first 30 days after the contract has been issued or upon the death of a prior annuitant.

Notification of the election of this death benefit must be received by Lincoln Life within 75 days of the death of the annuitant. The contract terminates when any death benefit is paid due to the death of the annuitant. Only the account value as of the day Lincoln Life approves the payment of the claim is available on the death of the annuitant if the annuitant has been changed subsequent to the effective date of this contract unless the change occurred during the first 30 days subsequent to the effective date of the contract, or because of the death of a prior annuitant.

The value of the death benefit will be determined as of the date on which the death claim is approved for payment. Approval of payment will occur upon receipt of: (1) proof (e.g. an original certified death certificate), or any other proof of death satisfactory to us, of the death; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed (including selection of a settlement option). If the beneficiary is a minor, court documents appointing the guardian/custodian must be submitted.

Notwithstanding any provision of this contract to the contrary, the payment of death benefits provided under this contract must be made in compliance with Code
Section 72(s) or 401(a)(9) as applicable, as amended from time to time. Death benefits may be taxable. See Federal tax matters.

When applying for a contract, an applicant may request one of the six death benefit options available. If no death benefit option is chosen, the Return of Premium death benefit option will be the death benefit as of the contract date.

ACCOUNT VALUE DEATH BENEFIT: The death benefit is equal at all times to the account value on the date on which the death claim is approved by us for payment.

RETURN OF PREMIUM DEATH BENEFIT: The death benefit is equal to the greater of the account value on the date on which the death claim is approved by us for payment or the sum of all purchase payments minus withdrawals, including any applicable charges, and premium tax incurred. This death benefit may also be referred to as Guarantee of Principal in your contract.

ANNUAL STEP-UP DEATH BENEFIT: The death benefit is equal to the greatest of three amounts:

  1) the account value on the date on which the death claim is approved by us for payment;

  2) the sum of all purchase payments minus withdrawals including any applicable charges and premium tax incurred; or

  3) the highest account value on any contract anniversary prior to the 81st birthday of the deceased, increased by purchase payments and decreased by partial withdrawals, including any applicable charges, and premium tax incurred subsequent to the contract anniversary on which the highest account value is obtained.


This death benefit is not available under contracts issued to a contractowner, joint owner, or annuitant, who is age 81 or older at the time of issuance.



Contractowners whose contracts contain the Return of Premium death benefit may add the Annual Step-Up Death Benefit at a later date if the contractowner, joint owner and annuitant are under age 81. If you add the Annual Step-Up after purchase, the benefit will take effect as of the valuation date following our receipt of the election request, and we will begin deducting the charge for the benefit as of that date. When calculating the death benefit under the Annual Step-Up, only the highest contract value on the effective date when the benefit is added to the contract or any contract anniversary after the effective date will be used. This death benefit may also be referred to as EGMDB in your contract.



5% STEP-UP DEATH BENEFIT: This death benefit option is no longer available unless you had elected it prior to January 15, 2003. The death benefit is equal to the greatest of four amounts:



  1) The account value on the date on which the death claim is approved by us for payment;



  2) The sum of all purchase payments minus withdrawals, including any applicable charges, and premium tax incurred;



  3) The highest account value on any contract anniversary prior to the 81st birthday of the deceased, increased by purchase payments and decreased by partial withdrawals, including any applicable charges, and premium tax incurred subsequent to the contract anniversary on which the highest account value is obtained; or



  4) The accumulation of all purchase payments minus the accumulation of all withdrawals, partial annuitizations and premium tax; where each purchase payment, withdrawal, including any applicable charges, and premium tax will be accumulated daily at an annual rate of 5% from the date of the purchase payment, withdrawal, including any applicable charges, and premium tax until the earlier of the date of death of the deceased (owner, joint owner or annuitant) or the contract date anniversary immediately preceding the 81st birthday of the deceased (owner, joint owner, or annuitant) except that the accumulation of any purchase payment, withdrawal, including any applicable charges, and premium tax will not exceed 200% of that purchase payment, withdrawal, including any applicable charges, and premium tax.


The 5% Step-Up death benefit is not available under contracts issued to a contractowner, joint owner or annuitant who is age 80 or older at the time of issuance. If the 5% Step-Up death benefit is not elected at the time of issue, you cannot select it at a later time.

After a contract is issued, the contractowner may discontinue the 5% Step-Up, Annual Step-Up and Return of Principal death benefit at any time by completing the Death Benefit Discontinuance form and sending it to Lincoln Life. The benefit will be discontinued as of the valuation date we receive the request, and the death benefit will be a lower death benefit as chosen by the client, and we will stop deducting the charge for the former death benefit as of that date. See Charges and other deductions. If you discontinue the benefit, it cannot be reinstated.

For purposes of determining allowable substitutions, Account Value is the lowest level of death benefit. Return of Premium is the next highest option, followed by Annual Step-Up, with the 5% Step-Up being the highest level of death benefit.

An Estate Enhancement Benefit Rider (EEB Rider) and an Accumulated Benefit Enhancement (ABE-SM-) Rider are also available. Information regarding these riders can be found below.

ESTATE ENHANCEMENT BENEFIT RIDER ("EEB RIDER")

The amount of death benefit payable under this Rider is the greatest of the following amounts:

  1) The account value on the valuation date the death benefit is approved by Lincoln Life for payment.

  2) The sum of all purchase payments, minus all withdrawals, including any applicable charges, and premium tax incurred, if any.

  3) The highest account value at the time of fund valuation on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on the contract anniversary) prior to the 81st birthday of the deceased contractowner, joint owner (if applicable), or annuitant and prior to the death of the contractowner, joint owner or annuitant for whom a death claim is approved for payment. The highest account value is adjusted for certain transactions. It is increased by purchase payments made on or after that contract anniversary date on which the highest account value is obtained. It is decreased by partial withdrawals, including any applicable charges, and premium taxes incurred, if any, on or after that contract anniversary date on which the highest account value is obtained.


  4) (Only if this Rider is elected in combination with the 5% Step Up death benefit): This death benefit option is no longer available unless you had elected it prior to January 15, 2003. The accumulation of all purchase payments minus the accumulation of all withdrawals, including any applicable charges, and premium tax incurred. These purchase payments, withdrawals, including any applicable charges, and premium tax incurred are accumulated at an annual rate of 5% from the date of the transaction to the earlier of the date of death of the deceased person or the contract anniversary immediately preceding the deceased person's 81st birthday. Each transaction is accumulated separately to a maximum of 200% of the transaction. The accumulation as of the contract anniversary immediately preceding the 81st birthday of the deceased contractowner, joint owner or annuitant will then be increased by purchase payments made on or subsequent to that contract anniversary and decreased by withdrawals, including any applicable charges and premium tax incurred, if any, on or subsequent to the contract anniversary.


  5) The account value on the valuation date the death benefit is approved by Lincoln Life for payment plus an amount equal to the Enhancement Rate times the lesser of: (1) the contract earnings; or (2) the covered earnings limit. [NOTE: IF THERE ARE NO CONTRACT EARNINGS, THERE WILL NOT BE AN AMOUNT PROVIDED UNDER THIS ITEM (5).]

The Enhancement Rate is based on the age of the oldest contractowner, joint owner (if applicable), or annuitant on the date when the Rider becomes effective. If the oldest is under age 70, the rate is 40%. If the oldest is age 70 to 75, the rate is 25%. The EEB Rider is not available if the oldest contractowner, joint owner (if applicable), or annuitant is age 76 or older at the time the Rider would become effective.

Contract earnings equals:

  1) the account value as of the date of death of the individual for whom a death claim is approved by Lincoln Life for payment; minus

  2) the account value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); minus

  3) each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment; plus

  4) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The covered earnings limit equals 200% of:

  1) the account value as of the effective date of this Rider (determined before the allocation of any purchase payments on that date); plus

  2) each purchase payment that is made to the contract on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, and prior to the contract anniversary immediately preceding the 76th birthday of the oldest of the contractowner, joint owner (if applicable) or annuitant; minus

  3) the amount by which each withdrawal made on or after the effective date of the Rider, and prior to the date of death of the individual for whom a death claim is approved for payment, exceeded the contract earnings immediately prior to the withdrawal.

The Estate Enhancement Benefit will not be paid if the contractowner, joint owner or annuitant is changed after the effective date of the Rider unless the change is the result of the surviving spouse continuing the contract. A change in contractowner, joint owner (if applicable), or annuitant will reduce the death benefit to the account value for the new individual.


THE EEB RIDER MAY NOT BE AVAILABLE IN ALL STATES. PLEASE CHECK WITH YOUR INVESTMENT REPRESENTATIVE REGARDING AVAILABILITY OF THIS RIDER. Contracts purchased after the Rider becomes available in your state may only elect the Rider at the time of purchase.



Should you elect the EEB Rider at time of purchase the benefit will take effect on the valuation date at time of issue and we will begin deducting the charge on that date. The EEB Rider may not be terminated unless you surrender the contract or the contract is in the annuity payout period.



ACCUMULATED BENEFIT ENHANCEMENT (ABE-SM-)



This death benefit option is no longer available unless you had elected it prior to January 15, 2003. However, this ABE Death Benefit may be available to non-qualified I4LIFE-SM- Advantage Contracts. See Annuity Payouts--I4LIFE-SM-Advantage (Non-Qualified Annuity Contracts ONLY). There is no additional charge for this benefit.


Whenever this ABE Death Benefit is in effect, the death benefit amount will be the greater of the death benefit chosen under the contract and this ABE Death Benefit. Any death benefit will be paid in the manner defined within the contract (see the discussions on death benefits before the annuity commencement date and general death benefit information).

Upon the death of any contractowner, joint owner or annuitant, the ABE Death Benefit will be equal to the sum of all purchase payments made under the new contract, plus the Enhancement Amount, minus all withdrawals, including any applicable charges and any premium tax incurred. However, if the death occurs in the first contract year, only 75% of the Enhancement Amount will be used to calculate the ABE Death Benefit.

The Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life. However, Lincoln Life will impose a limit on the prior contract's death benefit equal to the lesser of:

  1)  140% of the prior contract's cash value; or

  2)  the prior contract's cash value plus $400,000.

In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionately according to the reduction in cash value amounts.

For the ABE Death Benefit to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior carrier.


If more than one annuity contract is exchanged to a Lincoln Life contract, the Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total Enhancement Amount.


Under the new contract, upon the death of any contractowner, joint owner or annuitant who was not a contractowner or annuitant on the effective date of the new contract, the ABE Death Benefit will be equal to the account value under the new contract as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner, joint owner or annuitant). If any contractowner, joint owner or annuitant is changed due to a death and the new contractowner, joint owner or annuitant is age 76 or older when added to the contract, then the ABE Death Benefit for this new contractowner, joint owner or annuitant will be equal to the account value as of the date the death claim is approved by Lincoln Life for payment.

The ABE Death Benefit will terminate on the earliest of:

  (1) the valuation date the selected death benefit option of the contract is changed; or

  (2) the annuity commencement date.


IT IS IMPORTANT TO REALIZE THAT THIS ABE DEATH BENEFIT WILL IN MANY CASES BE LESS THAN THE DEATH BENEFIT FROM YOUR PRIOR COMPANY. THIS IS ALWAYS TRUE IN THE FIRST YEAR, WHEN ONLY 75% OF THE ABE ENHANCEMENT AMOUNT IS AVAILABLE.


GENERAL DEATH BENEFIT INFORMATION


THE ACCOUNT VALUE, RETURN OF PREMIUM, ANNUAL STEP-UP, 5% STEP-UP AND THE EEB RIDER (IN COMBINATION, WITH, OR WITHOUT, THE 5% STEP-UP) DEATH BENEFITS ARE SEPARATE DEATH BENEFIT ELECTIONS. ONLY ONE OF THESE DEATH BENEFIT ELECTIONS MAY BE IN EFFECT AT ANY

ONE TIME AND THESE ELECTIONS TERMINATE IF YOU ELECT THE I4LIFE-SM- ADVANTAGE.


If there are joint owners, upon the death of the first contractowner, Lincoln Life will pay a death benefit to the surviving joint owner. The surviving joint owner will be treated as the primary, designated beneficiary. Any other beneficiary designation on record at the time of death will be treated as a contingent beneficiary. If the surviving joint owner is the spouse of the deceased joint owner he/ she may continue the contract as a sole contractowner. Upon the death of the spouse who continues the contract, Lincoln Life will pay a death benefit to the designated beneficiary(s).

If the beneficiary is the spouse of the contractowner, then the spouse may elect to continue the contract as the new contractowner. Should the surviving spouse elect to continue the contract, a portion of the death benefit may be credited to the contract. Any portion of the death benefit that would have been payable (if the contract had not been continued) that exceeds the current account value (on the date the surviving spouse elects to continue) will be added to the account value). If the contract is continued in this way (the death benefit in effect at the time of the contractowner's death will continue). If the EEB Rider is in effect, the Enhancement Rate for future benefits will be based on the age of the older of the surviving spouse or the annuitant at the time the Estate Enhancements Benefit is paid into the contract. The contract earnings and the covered earnings limit will be reset, treating the current account value (after crediting any death benefit amount into the contract as described above) as the initial deposit for purposes of future benefit calculations. If either the surviving spouse or the surviving annuitant is 76 or older, the death benefit payable will become the greatest of the first four amounts listed under the EEB Rider and the total annual charge will be reduced to 1.50% for the Annual Step-up and 1.65% for the 5% Step-up.

Unless otherwise provided in the beneficiary designation, one of the following procedures will take place on the death of a beneficiary:

  (1) If any beneficiary dies before the contractowner, that beneficiary's interest will go to any other beneficiaries named, according to their respective interest; or

  (2) If no beneficiary survives the contractowner, the proceeds will be paid to the contractowner's estate.

Unless the contractowner has already selected a settlement option, the beneficiary may choose the method of payment of the death benefit. The death benefit payable to the beneficiary or joint owner must be distributed within five years of the contractowner's date of death unless the beneficiary begins receiving within one year of the contractowner's death the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the beneficiary's life expectancy.

If the death benefit becomes payable the recipient may elect to receive payment either in the form of a lump sum or an annuity payout. Upon the death of the annuitant, Federal tax law requires that an annuity payout election be made no later than 60 days after we have approved the death claim for payment.

If a lump sum settlement is elected, the proceeds will be mailed within seven days of approval by us of the claim, subject to the laws, regulations and tax code governing payment of death benefits. This payment may be postponed as permitted by the Investment Company Act of 1940.

OWNERSHIP

The owner on the date of issue will be the person designated in the contract specifications. If no owner is designated, the annuitant(s) will be the owner. The owner may name a joint owner.

As contractowner, you have all rights under the contract. According to Indiana law, the assets of the VAA are held for the exclusive benefit of all contractowners and their designated beneficiaries; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified contracts may not be assigned or transferred except as permitted by applicable law and upon written notification to us. Nonqualified contracts may not be collaterally assigned. We assume no responsibility for the validity or affect of any assignment. Consult your tax adviser about the tax consequence of an assignment.

JOINT OWNERSHIP

Joint owners shall be treated as having equal undivided interests in the contract. Either owner, independently of the other, may exercise any ownership rights in this contract. Not more than two owners (an owner and joint owner) may be named, and contingent owners are not permitted.

ANNUITANT

The following rules apply prior to the annuity commencement date. You may name only one annuitant (unless you are an exempt organization under Internal Revenue Code section 501(c), then you can name two joint annuitants). You (if the contractowner is a natural person) have the right to change the annuitant at any time by notifying Lincoln Life of the change. The new annuitant must be under age 90 as of the effective date of the change. This change may cause a loss of the death benefit on the death of the annuitant. (See The contracts--Death benefit.)

A contingent annuitant may be named or changed by notifying Lincoln Life in writing.

On or after the annuity commencement date, the annuitant or joint annuitants may not be changed. Contingent annuitant designations are no longer applicable.

SURRENDERS AND WITHDRAWALS

Before the annuity commencement date, we will allow the surrender of the contract or a withdrawal of the account value upon your written request, subject to the rules discussed below.

Surrender or withdrawal options after the annuity commencement date depend upon the annuity option you select. (See Annuity payouts--Annuity options.)

The amount available upon the surrender/withdrawal is the account value less any applicable fees and taxes at the end of the valuation period during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all subaccounts within the VAA and from the fixed account in the same proportion that the amount of withdrawal bears to the total account value. Surrenders and withdrawals from the fixed account may be subject to interest adjustments. (See Fixed Side of the Contract.) Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.


The minimum withdrawal is $300. The tax consequences of a surrender/withdrawal are discussed later, in this Prospectus. (See Federal tax matters.)


SMALL CONTRACT SURRENDERS

Lincoln Life may surrender your IRA or nonqualified contract, in accordance with the laws of your state if: 1) your account value drops below certain state specified minimum amounts. ($1,000 or less) for any reason, including if your contract value decreases due to the performance of the subaccounts you selected,
2) no purchase payments have been received for two (2) full, consecutive contract years, and 3) the paid up annuity benefit at maturity would be less than $20.00 per month (these requirements may differ in some states). At least 60 days before we surrender your contract, we will send you a letter at your last address we have on file, to inform you that your contract will be surrendered. You will have the opportunity to make additional purchase payments to bring your account value above the minimum level to avoid surrender.


I4LIFE-SM- ADVANTAGE
(IRA ANNUITY CONTRACTS ONLY)



The I4LIFE-SM- Advantage for IRA contracts provides you variable, periodic regular income payments. This option, when available in your state, is subject to a charge, (imposed only during the I4LIFE-SM-Advantage payout phase) computed daily, equal to an annual rate of 1.75% for the I4LIFE-SM- Advantage Account Value death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I4LIFE-SM- Advantage is elected at issue of the contract, I4LIFE-SM- Advantage and the charge will begin on the contract's effective date. Otherwise, I4LIFE-SM- Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I4LIFE-SM- Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I4LIFE-SM- Advantage.



I4LIFE-SM- Advantage for IRA contracts is only available for IRA and Roth IRA contracts (excluding SEP and SARSEP markets) with an contract value of at least $50,000 and only if the annuitant is age 59 1/2 or older at the time the option is elected. You may elect the I4LIFE-SM- Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. Additional purchase payments may be made during the Access Period.



There is no guarantee that I4LIFE-SM- Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



Once I4LIFE-SM- Advantage begins, any prior death benefit election will terminate and the new I4LIFE-SM-Advantage Account Value death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I4LIFE-SM- Advantage began.


Please refer to Federal tax matters for a discussion of the tax consequences of distributions from qualified retirement plans.


If I4LIFE-SM- Advantage is selected, the applicable transfer provisions among subaccounts will continue to be those specified in your annuity contract for transfers on or before the annuity commencement date. However, once the I4LIFE-SM-Advantage begins, any automatic withdrawal service will terminate. See The contracts.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts -- Variable annuity payouts above for a more detailed explanation.


REGULAR INCOME. I4LIFE-SM- Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted each calendar year with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment for the next year will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. Regular income payments are not subject to any interest adjustments. See Charges and other deductions.



ACCESS PERIOD. At the time you elect I4LIFE-SM- Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may make purchase payments, surrender the contract, and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I4LIFE-SM- Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



ACCOUNT VALUE. The initial Account Value is the contract value on the valuation date I4LIFE-SM- Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

WITHDRAWALS. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters -- Tax treatment of qualified contracts.

SURRENDER. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


DEATH BENEFIT. During the Access Period, I4LIFE-SM- Advantage provides I4LIFE-SM- Advantage Account Value death benefit.



This death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim.



If you die during the Access Period, the I4LIFE-SM- Advantage will terminate. Your beneficiary may start a new I4LIFE-SM- Advantage program. If your spouse's life was also used to determine the regular income payment and the spouse dies, the regular income payment may be recalculated.



Following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.



AVAILABILITY. The introduction of I4LIFE-SM- Advantage will vary depending on your state. In states where I4LIFE-SM- Advantage is not yet available, an earlier version (called the INCOME4LIFE-REGISTERED TRADEMARK- Solution) may be available. Under the INCOME4LIFE-REGISTERED TRADEMARK- Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim. The charge under the INCOME4LIFE-REGISTERED TRADEMARK- Solution is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA. The INCOME4LIFE-REGISTERED TRADEMARK- Solution provides higher regular income payments and lower Account Value than are realized under I4LIFE-SM- Advantage. For a limited time, contracts in force prior to the availability of I4LIFE-SM-Advantage in a particular state may be able to elect the INCOME4LIFE-REGISTERED TRADEMARK- Solution. Contracts issued after I4LIFE-SM-Advantage is available in your state may only elect I4LIFE-SM- Advantage.



TERMINATION. You may terminate I4LIFE-SM- Advantage prior to the end of the Access Period by notifying us in writing. The termination will be effective on the next valuation date after we receive the notice. Your death benefit will be the Account Value death benefit. Upon termination, we will stop assessing the charge for the I4LIFE-SM- Advantage and begin assessing the mortality and expense risk charge and administrative charge associated with this death benefit. Your contract value upon termination will be the Account Value on the valuation date we terminate I4LIFE-SM- Advantage.



FIXED SIDE OF THE CONTRACT. If your contract value includes amounts held in the fixed side of the contract at the time I4LIFE-SM- Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period.
(See -- Fixed side of the contract).


DELAY OF PAYMENTS

Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (other than weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect contractowners.


Transfers may be delayed as permitted by the 1940 Act. We may defer payments from the fixed side of the contract for up to six months.



We may also be required to block a contractowner's account and thereby refuse to pay any request for transfers, withdrawals, surrenders, or death benefits, until instructions are received from the appropriate regulator.



Due to federal laws designed to counter terrorism and prevent money laundering by criminals, we may be required to reject a purchase payment. We also may be required to provide additional information about a contractowner's accounts to government regulators.


REINVESTMENT PRIVILEGE


You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal. This election must be made by your written authorization to us and received in our home office within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of accumulation units which will be credited when the proceeds are reinvested will be based on the value of the accumulation unit(s) on the next valuation date. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. We will treat a surrender/ withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult your tax advisor before you request a surrender/withdrawal or subsequent reinvestment.


AMENDMENT OF CONTRACT

We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS


Lincoln Life offers the contracts through affiliated registered representatives who are registered with the National Association of Securities Dealers, Inc.
(NASD) and are licensed to offer insurance in the states in which they do business. In addition to commissions, these representatives may be eligible for various benefits, such as bonuses, insurance benefits and subsidies. Payments may also be made for other services that do not directly involve the sale of the contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



Lincoln Life also may offer the contracts through registered representatives of broker-dealers it maintains selling agreements with. These broker dealers and their registered representatives are also members of, and registered with, the NASD and are state insurance licensed. Commissions payable to registered representatives of a broker-dealer having a selling agreement with Lincoln Life will be paid to their respective broker-dealers. These broker-dealers may in turn pay a portion of the commissions to their registered representatives.



Registered representatives may be eligible for certain non-cash compensation programs, such as conferences or trips.



The commissions paid to dealers are a maximum of 1.00% of the account value annually. Upon annuitization, an annual continuing commission of up to 1.00% of statutory reserves can be paid to dealers. These commissions are not deducted from purchase payments or account value; they are paid by us. In the future, additional sales incentives may be provided to dealers.


CONTRACTOWNER QUESTIONS

The obligations to purchasers under the contracts are those of Lincoln Life. This prospectus provides a general description of the contract. Contracts, endorsements and riders may vary as required by state. Questions about your contract should be directed to us at 1-800-338-0355.

ANNUITY PAYOUTS

When you apply for a contract, you may select any annuity commencement date permitted by state insurance or tax law.


The contract provides optional forms of payouts of annuities (annuity options), each of which is payable on a variable basis, fixed basis or a combination of both as you specify. The contract provides that all or part of the account value may be used to purchase an annuity payout option.

You may elect annuity payouts in monthly, quarterly, semiannual or annual installments. If the payouts from any subaccount would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS

LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant and ends with the last payout before the death of the annuitant. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a death benefit for beneficiaries. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.

LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and then continues throughout the lifetime of the annuitant. The designated period is selected by the contractowner.

JOINT LIFE ANNUITY. This option offers a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor.

JOINT LIFE ANNUITY WITH GUARANTEED PERIOD. This option guarantees periodic payouts during a designated period, usually 10 or 20 years, and continues during the joint lifetime of the annuitant and a designated joint annuitant. The payouts continue during the lifetime of the survivor. The designated period is elected by the contractowner.

JOINT LIFE ANNUITY AND TWO-THIRDS SURVIVOR ANNUITY. This option provides a periodic payout during the joint lifetime of the annuitant and a designated joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive.

JOINT LIFE AND TWO-THIRDS SURVIVOR ANNUITY WITH GUARANTEED PERIOD. This option provides a periodic payout during the joint lifetime of the annuitant and a joint annuitant. When one of the joint annuitants dies, the survivor receives two-thirds of the periodic payout made when both were alive. This option further provides that should one or both of the annuitants dies during the elected guaranteed period, usually 10 or 20 years, full benefit payment will continue for the rest of the guaranteed period.

UNIT REFUND LIFE ANNUITY. This option offers a periodic payout during the lifetime of the annuitant with the guarantee that upon death a payout will be made of the value of the number of annuity units (see Variable annuity payouts) equal to the excess, if any, of: (a) the total amount applied under this option divided by the annuity unit value for the date payouts begin, minus (b) the annuity units represented by each payout to the annuitant multiplied by the number of payouts paid before death. The value of the number of annuity units is computed on the date the death claim is approved for payment by the home office.


LIFE ANNUITY WITH CASH REFUND. This option is only available for fixed annuity benefit payments. Payments will be made for the lifetime of the annuitant with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of annuity benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after Lincoln Life is in receipt of (1) proof, satisfactory to Lincoln Life, of the death; (2) written authorization for payment; and (3) all claim forms, fully completed.



Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. You may pre-select an annuity payout option as a method of paying the death benefit to a beneficiary. If you do, the beneficiary cannot change this payout option. At death, options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The applicable mortality and expense risk charge of 1.20% and the charge for administrative services of .15% will be assessed on all variable annuity payouts (except for the I4LIFE-SM- Advantage, which has a different charge), including options that may be offered that do not have a life contingency and therefore no mortality risk.


VARIABLE ANNUITY PAYOUTS

Variable annuity payouts will be determined using:

  1. The account value on the annuity commencement date less any applicable premium taxes;

  2.  The annuity tables contained in the contract;

  3.  The annuity option selected; and

  4.  The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

  1.  Determine the dollar amount of the first periodic payout; then

  2. Credit the contract with a fixed number of annuity units equal to the first periodic payout divided by the annuity unit value; and

  3.  Calculate the value of the annuity units each period thereafter.

Annuity payouts assume an investment return of 3%, 4%, 5% or 6% per year, as applied to the applicable mortality table. The higher the assumed interest rate you choose, the higher your initial annuity payment will be. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the assumed rate. If the actual net investment rate (annualized) exceeds the assumed rate, the payment will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less than the assumed rate, annuity payouts will decrease. The higher the assumed interest rate, the less likely future annuity payments are to increase, or the payments will increase more slowly than if a lower assumed rate was used. There is a more complete explanation of this calculation in the SAI.

GENERAL INFORMATION


THE ACCOUNT VALUE, RETURN OF PREMIUM, ANNUAL STEP UP, 5% STEP UP AND EEB RIDER (IN COMBINATION, WITH, OR WITHOUT, THE 5% STEP-UP) DEATH BENEFITS ARE NOT AVAILABLE AFTER THE ANNUITY COMMENCEMENT DATE.


The annuity commencement date is usually on or before the contractowner's 90th birthday. You may change the annuity commencement date, change the annuity option or change the allocation of the investment among subaccounts up to 30 days before the scheduled annuity commencement date, upon written notice to the home office. You must give us at least 30 days notice before the date on which you want payouts to begin. If proceeds become available to a beneficiary in a lump sum, the beneficiary may choose any annuity payout option.

Unless you select another option, the contract automatically provides for a life annuity with annuity payouts guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocations at the time of annuitization) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the annuitant's death (or surviving annuitant's death in case of joint life annuity) will be paid to you, if living, otherwise to your beneficiary as payouts become due.


I4LIFE-SM- ADVANTAGE
(NON-QUALIFIED ANNUITY CONTRACTS ONLY)



We offer a variable annuity payout option for non-qualified contracts. This option, when available in your state, is subject to a charge, (imposed only during the I4LIFE-SM- Advantage payout phase) computed daily, equal to an annual rate of 1.75% for the I4LIFE-SM- Advantage Account Value death benefit, and 1.95% for the I4LIFE-SM- Advantage Annual Step-Up death benefit, of the net asset value of the Account Value in the VAA. This charge consists of an administrative charge of 0.15% and the balance is a mortality and expense risk charge. If I4LIFE-SM- Advantage is elected at issue of the contract, I4LIFE-SM-Advantage and the charge will begin on the contract's effective date. Otherwise, I4LIFE-SM- Advantage and the charge will begin no more than fourteen days prior to the date the initial regular income payment is due. At the time you elect I4LIFE-SM- Advantage, you also choose monthly, quarterly, or annual regular income payments, as well as the month that the initial regular income payment is due. Regular income payments must begin within one year of the date you elect I4LIFE-SM- Advantage.



If your contract value is at least $50,000, you may elect the I4LIFE-SM-Advantage at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The annuitant may not be changed and additional purchase payments will not be accepted after I4LIFE-SM- Advantage is elected.



There is no guarantee that I4LIFE-SM- Advantage will be available to elect in the future as we reserve the right to discontinue this option at any time.



At the time you elect I4LIFE-SM- Advantage, you also select a new death benefit option. Once I4LIFE-SM- Advantage begins, any prior death benefit election will terminate and this new death benefit will be provided, as discussed below. The amount paid under this new death benefit may be less than the amount that would have been paid under the death benefit provided before I4LIFE-SM- Advantage began.


Assumed interest rates of 3%, 4%, 5% and 6% may be available. See Annuity payouts -- Variable annuity payouts above for a more detailed explanation.


REGULAR INCOME. I4LIFE-SM- Advantage provides for variable, periodic regular income payments during a defined period of time (the Access Period, as defined below), and after the Access Period for as long as an annuitant is living. We determine the initial regular income payment based in part on the assumed interest rate you choose. Subsequent regular income payments will be adjusted periodically with the performance of the subaccounts selected. For example, if net investment performance for the year is 3% higher (annualized) than the assumed rate, the regular income payment will increase by approximately 3%. Conversely, if actual net investment performance is 3% lower than the assumed rate, the regular income payment will decrease by approximately 3%. See Federal Tax matters -- Taxation of annuity payouts. In most states, you may also elect to have regular income payments recalculated only once each year, resulting in level regular income payments between recalculation dates. Regular income payments are not subject to interest adjustments. See Charges and other deductions.



ACCESS PERIOD. At the time you elect I4LIFE-SM- Advantage, you also select the Access Period, which begins no more than fourteen days prior to the date the initial income payment is due. The Access Period is a defined period of time during which we pay variable, periodic regular income payments and provide a death benefit, and during which you may surrender the contract and access your Account Value (defined below) through withdrawals. We will establish the minimum (currently 5 years) and maximum Access Periods at the time you elect I4LIFE-SM-Advantage. Generally, shorter Access Periods will produce a higher initial regular income payment than longer Access Periods. At any time during the Access Period, and subject to the rules in effect at that time, you may extend or shorten the Access Period by sending us notice. If you do, subsequent regular income payments will be adjusted accordingly, and the Account Value remaining at the end of the new Access Period will be applied to continue regular income payments for your life.



ACCOUNT VALUE. The initial Account Value is the contract value on the valuation date I4LIFE-SM- Advantage is effective, less any applicable premium taxes. During the Access Period, the Account Value will be increased/ decreased by any investment gains/losses, and will be reduced by regular income payments made and any withdrawals taken.


After the Access Period ends, the remaining Account Value will be applied to continue regular income payments for your life and the Account Value will be reduced to zero. Regular income payments will continue for as long as any annuitant is living, and will continue to be adjusted for investment performance of the subaccounts your annuity units are invested in.

WITHDRAWALS. You may request a withdrawal at any time during the Access Period. We reduce the Account Value by the amount of the withdrawal, and all subsequent regular income payments will be reduced proportionately. Withdrawals may have tax consequences. See Federal tax matters -- Taxation of withdrawals and surrenders.

SURRENDER. At any time during the Access Period, you may surrender the contract by withdrawing the surrender value. If the contract is surrendered, the contract terminates and no further regular income payments will be made.


DEATH BENEFIT. During the Access Period, I4LIFE-SM- Advantage provides two death benefit options:



  1.  I4LIFE-SM- Advantage Account Value death benefit; and



  2.  I4LIFE-SM- Advantage Annual Step-Up death benefit.



The I4LIFE-SM- Advantage Account Value death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim.



The charge under this death benefit is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states. You may not change this death benefit once it is elected.



The I4LIFE-SM- Advantage Annual Step-Up death benefit is the greatest of:


  1. the Account Value as of the day on which Lincoln Life approves the payment of the claim;


  2. the ABE Enhancement Amount (if elected at the time of application) [See discussion below under Accumulated Benefit Enhancement (ABE-SM-)] specified on your contract benefit data pages as applicable on the date of death, plus the sum of all purchase payments less the sum of all regular income payments and withdrawals (including any applicable charges), and premium taxes incurred, if any; or



  3. the highest Account Value or contract value which the contract attains on any contract anniversary date (including the inception date) (determined before the allocation of any purchase payments on that contract anniversary) from the time the Annual Step-Up death benefit takes effect but prior to the 81(th) birthday of the deceased. The highest Account Value or contract value is increased by purchase payments and is decreased by regular income payments and withdrawals (including any applicable charges), and any premium taxes incurred subsequent to the anniversary date on which the highest Account Value or contract value is obtained. Only the highest Account Value achieved on an anniversary following the election of I4LIFE-SM- Advantage will be considered if you did not elect (or you discontinued) the Annual Step-Up, EEB, or 5% Step-Up (with or without the EEB) death benefit as the death benefit before I4LIFE-SM-Advantage. If you elected one of these death benefit options after the effective date of the contract, only the highest Account Value or contract value after that death benefit election will be used.



Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the I4LIFE-SM- Advantage Annual Step-Up death benefit, the death benefit will be equal to the Account Value as of the date the death claim is approved by Lincoln Life for payment (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the contractowner or joint owner is 81 or older when added to the contract, then the death benefit for this new contractowner or joint owner will be equal to the contract value as of the date the death claim is approved by Lincoln Life for payments.


The charge under this death benefit is equal to an annual rate of 1.95% of the net asset value of the Account Value in the VAA. This death benefit may not be available in all states.


During the Access Period, contracts with the I4LIFE-SM- Advantage Annual Step-Up death benefit may elect to change to the I4LIFE-SM- Advantage Account Value death benefit. We will effect the change in death benefit on the valuation date we receive a completed election form at our home office, and we will begin deducting the lower mortality and expense risk and administrative charge at that time. Once the change is effective, you may not elect to return to the I4LIFE-SM- Advantage Annual Step-Up death benefit.


For both death benefit options, following the Access Period, the death benefit will be the remaining guaranteed regular income payments, if any; otherwise, there is no death benefit.


ACCUMULATED BENEFIT ENHANCEMENT (ABE(SM))



We provide to eligible contractowners of non-qualified I4LIFE-SM- Advantage Annual Step-Up death benefit contracts, an ABE Enhancement Amount, if requested at the time of application at no additional charge. You are eligible to receive the ABE Enhancement Amount if:



- you are purchasing I4LIFE-SM- Advantage with the Annual Step-Up death benefit;



- you are utilizing the proceeds of a variable annuity contract of an insurer not affiliated with Lincoln Life to purchase the contract. Prior contracts with loans or collateral assignments are not eligible for this benefit;



- the cash surrender value of the prior contract(s) is at least $50,000 at the time of the surrender (amounts above $2,000,000 will require Lincoln Life approval);



- all contractowners, joint owners, and annuitants must be under the age of 76 as of the contract date (as shown in your contract) to select this benefit; and



- the contractowners, joint owners and annuitants of this contract must have been owner(s) or annuitants of the prior contract(s).



Upon the death of any contractowner, joint owner or annuitant, the ABE Enhancement Amount will be payable in accordance with the terms of the I4LIFE-SM- Advantage Annual Step-Up death benefit. However, if the death occurs in the first contract year, only 75% of the ABE Enhancement Amount is available.



The ABE Enhancement Amount is equal to the excess of the prior contract's documented death benefit(s) over the actual cash surrender value received by Lincoln Life.



However, Lincoln Life will impose a limit on the [prior contract's death benefit equal to the lesser of:



  1.  140% of the prior contract's cash value; or



  2.  the prior contract's cash value plus $400,000



In addition, if the actual cash surrender value received by Lincoln Life is less than 95% of the documented cash value from the prior insurance company, the prior contract's death benefit will be reduced proportionally according to the reduction in cash value amounts.



For the ABE Enhancement Amount to be effective, documentation of the death benefit and cash value from the prior insurance company must be provided to Lincoln Life at the time of the application. Lincoln Life will only accept these amounts in a format provided by the prior insurance company. Examples of this documentation include: the prior company's periodic customer statement, a statement on the prior company's letterhead, or a printout from the prior company's website. This documentation cannot be more than ninety (90) days old at the time of the application. You may provide updated documentation prior to the contract date if it becomes available from your prior company.



If more than one annuity contract is exchanged to a Lincoln Life contract, the ABE Enhancement Amount will be calculated for each prior contract separately, and then added together to determine the total ABE Enhancement Amount.



Upon the death of any contractowner or joint owner who was not a contractowner on the effective date of the I4LIFE-SM- Advantage Annual Step-Up death benefit, the ABE Enhancement Amount will be equal to zero, (unless the change occurred because of the death of a contractowner or joint owner). If any contractowner or joint owner is changed due to a death and the new contractowner or joint owner is age 76 or older when added to the contract, then the ABE Enhancement Amount for this new contractowner or joint owner will be equal to zero.



The ABE Enhancement Amount will terminate on the valuation date the I4LIFE-SM-Advantage Annual Step-Up death benefit is changed or terminated.



IT IS IMPORTANT TO REALIZE THAT ABE ENHANCEMENT AMOUNT WILL IN MANY CASES BE LESS THAN THE DEATH BENEFIT FROM YOUR PRIOR CARRIER. THIS IS ALWAYS TRUE

IN THE FIRST YEAR, WHEN ONLY 75% OF THE ABE ENHANCEMENT AMOUNT IS AVAILABLE.



AVAILABILITY. The introduction of I4LIFE-SM- Advantage will vary depending on your state. In states where I4LIFE-SM- Advantage is not yet available, an earlier version (called the INCOME4LIFE-REGISTERED TRADEMARK- Solution) may be available. Under the INCOME4LIFE-REGISTERED TRADEMARK- Solution, the death benefit is equal to the Account Value as of the day on which Lincoln Life approves the payment of the claim (as opposed to the Account Value death benefit and Annual Step-Up death benefit offered under I4LIFE-SM- Advantage). The charge under the INCOME4LIFE-REGISTERED TRADEMARK- Solution is equal to an annual rate of 1.75% of the net asset value of the Account Value in the VAA (as opposed to annual rate of 1.75% or 1.95% under I4LIFE-SM- Advantage). The INCOME4LIFE-REGISTERED TRADEMARK- Solution provides higher regular income payments and lower Account Value than are realized under I4LIFE-SM- Advantage. The fixed account is not available with the INCOME4LIFE-REGISTERED TRADEMARK-Solution. For a limited time, contracts in force prior to the availability of I4LIFE-SM- Advantage in a particular state may be able to elect the INCOME4LIFE-REGISTERED TRADEMARK- Solution. Contracts issued after I4LIFE-SM-Advantage is available in your state may only elect I4LIFE-SM- Advantage.



TERMINATION. You may not terminate I4LIFE-SM- Advantage once you have elected it.



FIXED SIDE OF THE CONTRACT. If your contract value includes amounts held in the fixed side of the contract at the time I4LIFE-SM- Advantage is effective, or if, during the Access Period, you make transfers to or allocate purchase payments to the fixed side of the contract, as permitted under your contract, your Account Value will include the value in the VAA and the value in the fixed side of the contract. We will credit amounts held in the fixed side of the contract at an interest rate guaranteed to be at least 3.0% per year, and apply an interest adjustment (and surrender charge, if applicable) to any withdrawals you make from the fixed side of the contract before the expiration of a guaranteed period. However, we will not apply an interest adjustment to your regular income payments. All fixed account rights and restrictions apply to amounts held in the fixed side of the contract during the Access Period. (See -- Fixed side of the contract).


FIXED SIDE OF THE CONTRACT

Purchase payments allocated to the fixed side of the contract become part of Lincoln Life's general account, and DO NOT participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Indiana Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, Lincoln Life has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. Lincoln Life has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.

We guarantee an interest rate of not less than 3.0% per year on amounts held in a fixed account. Any amount withdrawn from or transferred out of a fixed account prior to the expiration of the guaranteed period is subject to an interest adjustment (see Interest adjustment below). The interest adjustment will NOT reduce the amount available for a surrender, withdrawal or transfer below the value it would have had if 3% interest had been credited to the fixed subaccount.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT LINCOLN LIFE'S SOLE DISCRETION. CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


Your contract may not offer a fixed account or if permitted by your contract we may discontinue accepting purchase payments or transfers into the fixed side of the contract.


GUARANTEED PERIODS

The portion of the fixed account which accepts allocations for a guaranteed period at a guaranteed interest rate is called a fixed subaccount. There is a fixed subaccount for each particular guaranteed period.


The owner may allocate purchase payments to one or more fixed subaccounts with guaranteed periods of 1 through 10 years. Lincoln Life may add guaranteed periods or discontinue accepting money into one or more guaranteed periods at any time. The minimum amount of any purchase payment that can be allocated to a fixed subaccount is $2,000. Each purchase payment allocated to a fixed subaccount will start its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed subaccount. A fixed subaccount guaranteed period ends on the date after the number of calendar years in the fixed subaccount's guaranteed period. Interest will be credited daily at a guaranteed rate that is equal to the effective annual rate determined on the first day of the fixed subaccount guaranteed period. Amounts surrendered, transferred or withdrawn from a fixed subaccount prior to the end of the guaranteed period will be subject to the interest adjustment. Each guaranteed period purchase payment will be treated separately for purposes of determining any applicable interest adjustment. Any amount withdrawn from a fixed subaccount may be subject to any applicable account fees and premium taxes.



Lincoln Life will notify the contractowner in writing at least 30 days prior to the expiration date for any guaranteed period amount. A new fixed subaccount guaranteed period of the same duration as the previous fixed subaccount guaranteed period will begin automatically at the end of the previous guaranteed period, unless Lincoln Life receives, prior to the end of a guaranteed period, a written election by the contractowner. The written election may request the transfer of the guaranteed period amount to a different fixed subaccount or to a variable subaccount from among those being offered by Lincoln Life. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per contract year or the additional fixed account transfer restrictions.


INTEREST ADJUSTMENT


Any surrender, withdrawal or transfer of a fixed subaccount guaranteed period amount before the end of the guaranteed period (other than dollar cost averaging, cross-reinvestment, portfolio rebalancing or regular income under I4LIFE-SM- Advantage transfers) will be subject to an interest adjustment. A surrender, withdrawal or transfer effective upon the expiration date of the guaranteed period will not be subject to an interest adjustment. The interest adjustment will be applied to the amount being surrendered, withdrawn or transferred. The interest adjustment will be applied after the deduction of any applicable account fees and before any applicable transfer charges. In general, the interest adjustment reflects the relationship between the yield rate in effect at the time a purchase payment is allocated to a fixed subaccount's guaranteed period under the contract and the yield rate in effect at the time of the purchase payment's surrender, withdrawal or transfer. It also reflects the time remaining in the fixed subaccount's guaranteed period. If the yield rate at the time of the surrender, withdrawal or transfer is lower than the yield rate at the time the purchase payment was allocated, then the application of the interest adjustment will generally result in a higher payment at the time of the surrender, withdrawal or transfer. Similarly, if the yield rate at the time of surrender, withdrawal or transfer is higher than the yield rate at the time of the allocation of the purchase payment, then the application of the interest adjustment will generally result in a lower payment at the time of the surrender, withdrawal or transfer. The yield rate is published by the Federal Reserve Board.


The interest adjustment is calculated by multiplying the transaction amount by:

  (1+A)TO THE POWER OF n
-------------------------- -1
 (1+B+K)TO THE POWER OF n

where:

A = yield rate for a U.S. Treasury security with time to maturity equal to the subaccount's guaranteed period, determined at the beginning of the guaranteed period.

B = yield rate for a U.S. Treasury security with time to maturity equal to the time remaining in the subaccount's guaranteed period if greater than one year, determined at the time of surrender, withdrawal or transfer. For remaining periods of one year or less, the yield rate for a one year U.S. Treasury security is used.

K = a 0.25% adjustment (unless otherwise limited by applicable state law). This adjustment builds into the formula a factor representing direct and indirect costs to Lincoln Life associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.25% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, there will be no interest adjustment.


n = The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1 + (73 divided by 365) = 1.2 years)


Straight-Line interpolation is used for periods to maturity not quoted.

See the SAI for examples of the application of the interest adjustment.

FEDERAL TAX MATTERS

INTRODUCTION

The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences (including consequences of sales to foreign individuals or entities), or state or local tax consequences, associated with the contract. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

NONQUALIFIED ANNUITIES

This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan, such as an IRA or a section 403(b) plan, receiving special tax treatment under the tax code. We may not offer nonqualified annuities for all of our annuity products.

TAX DEFERRAL ON EARNINGS

The Federal income tax law generally does not tax any increase in your account value until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by an individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

- The annuity commencement date must not occur near the end of the annuitant's life expectancy.

CONTRACTS NOT OWNED BY AN INDIVIDUAL

If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the account value over the purchase payments for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED

For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the account value over the contract purchase payments. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."

RESTRICTIONS

Federal income tax law limits your right to choose particular investments for the contract. Because the I.R.S. has not issued guidance specifying those limits, the limits are uncertain and your right to allocate account value among the subaccounts may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the I.R.S. in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.

LOSS OF INTEREST DEDUCTION

After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses.

AGE AT WHICH ANNUITY PAYOUTS BEGIN

Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's purchase payments and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the annuitant's 85th birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxed on the excess of the account value over the purchase payments of the contract.

TAX TREATMENT OF PAYMENTS

We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes that your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your account value until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS

You will pay tax on withdrawals to the extent your account value exceeds your purchase payments in the contract. This income (and all other income from your contract) is considered ordinary income (and does not receive capital gains treatment). A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your purchase payments. In certain circumstances, your purchase payments are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS


The tax code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your purchase payments in the contract. We will notify you annually of the taxable amount of your annuity payouts. Once you have recovered the total amount of the purchase payments in the contract, you will pay tax on the full amount of your annuity payouts. If annuity payouts end because of the annuitant's death and before the total amount in the contract have been distributed, the amount not received will generally be deductible.


TAXATION OF DEATH BENEFITS

We may distribute amounts from your contract because of the death of a contractowner or an annuitant. The tax treatment of these amounts depends on whether you or the annuitant dies before or after the annuity commencement date.

- Death prior to the annuity commencement date--

    - If the beneficiary receives death benefits under an annuity payout option, they are taxed in the same manner as annuity payouts.

    - If the beneficiary does not receive death benefits under an annuity payout option, they are taxed in the same manner as a withdrawal.

- Death after the annuity commencement date--

    - If death benefits are received in accordance with the existing annuity payout option, they are excludible from income if they do not exceed the purchase payments not yet distributed from the contract. All annuity payouts in excess of the purchase payments not previously received are includable in income.

    - If death benefits are received in a lump sum, the tax law imposes tax on the amount of death benefits which exceeds the amount of purchase payments not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS, OR ANNUITY PAYOUTS

The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders, or annuity payouts that:

- you receive on or after you reach age 59 1/2,

- you receive because you became disabled (as defined in the tax law),

- a beneficiary receives on or after your death, or


- you receive as a series of substantially equal periodic payments based on your life (or life expectancy).


SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT

In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, a withdrawal or an annuity payout that you must include in income and the amount that might be subject to the penalty tax described previously.

LOANS AND ASSIGNMENTS


Except for certain qualified contracts, the tax code treats any amount received as a loan under your contract, and any assignment or pledge (or agreement to assign or pledge) of any portion of your account value, as a withdrawal of such amount or portion.


GIFTING A CONTRACT

If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your account's value, you will pay tax on your account value to the extent it exceeds your purchase payments not previously received. The new owner's purchase payments in the contract would then be increased to reflect the amount included in income.

CHARGES FOR A CONTRACT'S DEATH BENEFIT

Your contract automatically includes a basic death benefit. Certain enhancements to the basic death benefit may also be available to you. The cost of the basic death benefit and any enhancements to such death benefit are deducted from your contract. It is possible that the tax law may treat all or a portion of the death benefit charge as a contract withdrawal.

QUALIFIED RETIREMENT PLANS

We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with various types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about the use of the contract with the various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax adviser.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS

Currently, we issue contracts in connection with the following types of qualified plans:

- Individual Retirement Accounts and Annuities ("Traditional IRAs")

- Roth IRAs

- Traditional IRA that is part of a Simplified Employee Pension Plan("SEP")

- SIMPLE 401(k) plans (Savings Incentive Matched Plan for Employees)

- 403(b) plans (public school system and tax-exempt organization annuity plans)

- 401(a) plans (qualified corporate employee pension and profit-sharing plans)

- 403(a) plans (qualified annuity plans)

- H.R. 10 or Keogh Plans (self-employed individual plans)

- 457(b) plans (deferred compensation plans for state and local governments and tax-exempt organizations)

We may issue a contract for use with other types of qualified plans in the future. We may not offer certain types of qualified plans for all of our annuity products.

We will amend contracts to be used with a qualified plan as generally necessary to conform to the tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions, regardless of the contract's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

ECONOMIC GROWTH AND TAX RELIEF RECONCILIATION ACT OF 2001


The Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") made a number of changes to the rules pertaining to qualified plans. These changes became effective January 1, 2002. Some changes that EGTRRA introduced are the ability to move money from traditional IRAs to other qualified plans (and from qualified plans to traditional IRAs), increased contribution amounts to qualified plans and catch-up contributions to IRAs. It is important to note that while the contribution limits for federal tax purposes have increased, applicable state law may not permit increased contributions to your IRAs or other qualified plans. Applicable state law may also limit your ability to move your funds among your various qualified plans.


TAX TREATMENT OF QUALIFIED CONTRACTS

The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

- Federal tax rules limit the amount of purchase payments that can be made, and the tax deduction or exclusion that may be allowed for the purchase payments. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.


- Under most qualified plans, such as a traditional IRA, the owner must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. Other qualified plans may allow the participant to take required distributions upon the later of reaching age 70 1/2 or retirement.


- Loans are allowed under certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the loan amount, the loan's duration, the rate of interest, and the manner of repayment. Your contract or plan may not permit loans.

TAX TREATMENT OF PAYMENTS


The Federal income tax rules generally include distributions from a qualified contract in the participant's income as ordinary income. These taxable distributions will include purchase payments that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for purchase payments. There are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

REQUIRED MINIMUM DISTRIBUTIONS


Under most qualified plans, you must begin receiving payments from the contract in certain minimum amounts by the later of age 70 1/2 or retirement. You are required to take distributions from your traditional IRAs beginning in the year you reach age 70 1/2. If you own a Roth IRA, you are not required to receive minimum distributions from your Roth IRA during your life.


Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.


The IRS has issued new regulations concerning required minimum distributions. The regulations may impact the distribution method you have chosen and the amount of your distributions. Under new proposed regulations, the presence of an enhanced death benefit may require you to take additional distributions. An enhanced death benefit is any death benefit that has the potential to pay more than the contract value or a return of purchase payments. Annuity contracts inside Custodial or Trusteed IRAs will also be subject to these regulations. Please contact your tax adviser regarding any tax ramifications.


FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS

The tax code may impose a 10% penalty tax on a distribution from a qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

- received on or after the annuitant reaches age 59 1/2,

- received on or after the annuitant's death or because of the annuitant's disability (as defined in the tax law),


- received as a series of substantially equal periodic payments based on the annuitant's life (or life expectancy), or


- received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS


As a result of EGTRRA, you may be able to move funds between different types of qualified plans, such as 403(b) and 457(b) governmental plans, by means of a rollover or transfer. You may be able to rollover or transfer amounts between qualified plans and traditional IRAs. These rules do not apply to Roth IRAs and 457(b) nongovernmental tax-exempt plans. There are special rules that apply to rollovers, direct rollovers and transfers (including rollovers or transfers of after-tax amounts). If the applicable rules are not followed, you may incur adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. Before we send a rollover distribution, we will provide a notice explaining tax withholding requirements (see Federal Income Tax Withholding). We are not required to send you such notice for your IRA. You should always consult your tax adviser before you move or attempt to move any funds.


DEATH BENEFIT AND IRAS

Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the death benefit from being provided under the contract when we issue the contract as a Traditional or Roth IRA. However, the law is unclear and it is possible that the presence of the death benefit under a contract issued as a Traditional or Roth IRA could result in increased taxes to you. Certain death benefit options may not be available for all of our products.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a contract unless you notify us prior to the distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender, or annuity payout is requested, we will give you an explanation of the withholding requirements.

Certain payments from your contract may be considered eligible rollover distributions (even if such payments are not being rolled over). Such distributions may be subject to special tax withholding requirements. The Federal income tax withholding rules require that we withhold 20% of the eligible rollover distribution from the payment amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. The IRS requires that tax be withheld, even if you have requested otherwise. Such tax withholding requirements are generally applicable to 401(a), 403(a) or (b), HR 10, and 457(b) governmental plans and contracts used in connection with these types of plans.


OUR TAX STATUS



Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of the VAA. We do not expect that we will incur any Federal income tax liability on the income and gains earned by the VAA. Therefore, we do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the taxes.


CHANGES IN LAW

The above discussion is based on the tax code, IRS regulations, and interpretations existing on the date of this Prospectus. However, Congress, the IRS, and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the trust shares held in the VAA at meetings of the shareholders of the trust. The voting will be done according to the instructions of contractowners who have interests in the subaccounts which invest in classes of funds of the trust. If the 1940 Act or any regulation under it should be amended or if present interpretations should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the trust shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized.

Trust shares of a class held in a subaccount for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that subaccount. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a subaccount will receive proxy voting material, reports and other materials relating to the trust. Since the trust engages in shared funding, other persons or entities besides Lincoln Life may vote trust shares. See Investments of the variable annuity account--Fund shares.

DISTRIBUTION OF THE CONTRACTS


Lincoln Life is the distributor and principal underwriter of the contracts. Under an agreement with Lincoln Life, SEI Investment Distribution Co. (SEI) will assist Lincoln Life in forming the selling group. SEI will also perform certain functions in support of the selling group. The agreement with SEI will terminate on or about August 29, 2003. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with Lincoln Life and have been licensed by state insurance departments to represent us. Lincoln Life will offer the contracts in all states it is licensed to do business.


RETURN PRIVILEGE


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, to the home office at P.O. Box 7878, 1300 South Clinton Street, Fort Wayne, Indiana, 46801. A contract canceled under this provision will be void. With respect to the VAA, except as explained in the following paragraph, we will return the account value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS ON THE CONTRACT VALUE DURING THE FREE-LOOK PERIOD.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the purchase payment(s).

STATE REGULATION

As a life insurance company organized and operated under Indiana law, we are subject to provisions governing life insurers and to regulation by the Indiana Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Indiana Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RECORDS AND REPORTS


As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with Delaware Management Holdings, Inc. and Delaware Service Company, Inc., 2005 Market Street, Philadelphia, PA, 19103, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first contract year, reports containing information required that Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, Lincoln Life and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.


We are a member of the Insurance Marketplace Standards Association ("IMSA") and may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and services for individually sold life insurance and annuities.


LEGAL PROCEEDINGS


Lincoln Life is involved in various pending or threatened legal proceedings arising from the conduct of its business. Most of these proceedings are routine and in the ordinary course of business. In some instances they include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for equitable relief.



After consultation with legal counsel and a review of available facts, it is management's opinion that the ultimate liability, if any, arising out of the proceedings described above will not have a material adverse effect on the financial position of Lincoln Life and the VAA.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS
FOR SEI VARIABLE ANNUITY


ITEM
--------------------------------------------------

General information and history of The Lincoln
National Life Insurance Company (Lincoln Life)                               B-2


Special terms                                                                B-2

Services                                                                     B-2

Principal underwriter                                                        B-2

Purchase of securities being offered                                         B-2

Calculation of investment results                                            B-2


Interest adjustment                                                          B-9



Annuity payouts                                                             B-10



Advertising and sales literature                                            B-11



Additional services                                                         B-13



Other Information                                                           B-14



Financial statements                                                        B-14



For a free copy of the SAI please see page two of this Prospectus.


..........................................................................

Please send me a free copy of the current Statement of Additional Information for SEI Variable Annuity.



                                 (Please Print)



Name: __________________________________________________________________________



Address: _______________________________________________________________________



City _______________________________  State _______________  Zip _______________



Mail to Lincoln National Life Insurance Company, P.O. Box 7878, Fort Wayne, Indiana 46801.

                 (This page has been left blank intentionally.)

APPENDIX A -- CONDENSED FINANCIAL INFORMATION



ACCUMULATION UNIT VALUES



The following information relating to accumulation unit values for the SEI subaccounts for the following periods ended December 31, comes from the VAA's financial statements. It should be read along with the VAA's financial statements and notes which are all included in the SAI.



                                                                 2000
                                  -------------------------------------------------------------------
                                   ACCOUNT   RETURN OF     ANNUAL        5%        W/EEB      W/EEB
                                  VALUE(1)   PREMIUM(1)  STEP-UP(1)  STEP-UP(1)   W/O 5%      W/5%
-----------------------------------------------------------------------------------------------------
SEI VP Large Cap Growth Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $  7.420       7.417       7.413       7.407        N/A        N/A
- End of period number of units
  (000's omitted)                      364         408         148          54          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Large Cap Value Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $ 10.830      10.827      10.820      10.809        N/A        N/A
- End of period number of units
  (000's omitted)                      322         350          96          33          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Small Cap Growth Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $  9.553       9.551       9.545       9.535        N/A        N/A
- End of period number of units
  (000's omitted)                      259         264          11           5          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Small Cap Value Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $ 12.129      12.125      12.118      12.105        N/A        N/A
- End of period number of units
  (000's omitted)                      257         261           9           4          0          0
-----------------------------------------------------------------------------------------------------
SEI VP International Equity Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $  7.974       7.971       7.966       7.961        N/A        N/A
- End of period number of units
  (000's omitted)                      290         319          72          17          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Emerging Markets Equity
  Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $  6.175       6.173       6.169       6.163        N/A        N/A
- End of period number of units
  (000's omitted)                      265         273          33           5          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Emerging Markets Debt
  Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $ 10.569      10.566      10.561      10.548        N/A        N/A
- End of period number of units
  (000's omitted)                      256         261           2           4          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Core Fixed Income Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $ 10.740      10.737      10.734      10.718        N/A        N/A
- End of period number of units
  (000's omitted)                      313         409          26          40          0         N0
-----------------------------------------------------------------------------------------------------
SEI VP High Yield Bond Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $  9.760       9.757       9.753       9.741        N/A        N/A
- End of period number of units
  (000's omitted)                      256         262           2           4          0          0
-----------------------------------------------------------------------------------------------------
SEI VP International Fixed
  Income Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $  9.808       9.805       9.798       9.791        N/A        N/A
- End of period number of units
  (000's omitted)                      265         289           4          11          0          0
-----------------------------------------------------------------------------------------------------
SEI VP Prime Obligation Fund
- Beginning of period unit value  $ 10.000      10.000      10.000      10.000        N/A        N/A
- End of period unit value        $ 10.285      10.282      10.279      10.264        N/A        N/A
- End of period number of units
  (000's omitted)                        3          14          12          15          0          0
-----------------------------------------------------------------------------------------------------



(1) The subaccount began operations on May 22, 2000, so the figures for 2000 represent experience of less than one year.
(2) The subaccount began operations on September 10, 2001, so the figures for 2001 represent experience of less than one year.
 *  All numbers less than 500 were rounded up to 1,000.

                                2001                                                              2002
  ----------------------------------------------------------------  ----------------------------------------------------------------
   ACCOUNT   RETURN OF   ANNUAL       5%        W/EEB      W/EEB     ACCOUNT   RETURN OF   ANNUAL       5%        W/EEB      W/EEB
    VALUE     PREMIUM    STEP-UP    STEP-UP   W/O 5%(2)   W/5%(2)     VALUE     PREMIUM    STEP-UP    STEP-UP    W/O 5%      W/5%
  ----------------------------------------------------------------------------------------------------------------------------------
     7.420      7.417      7.413      7.407     10.000     10.000      5.333      5.329      5.321      5.308     11.973     11.972
     5.333      5.329      5.321      5.308     11.973     11.972      3.591      3.587      3.577      3.564      8.034      8.030
     1,270      1,217        728        518          1*         1*     2,118      2,289      1,291      1,124          8         16
  ----------------------------------------------------------------------------------------------------------------------------------
    10.830     10.827     10.820     10.809     10.000     10.000     10.374     10.365     10.349     10.322     10.913     10.912
    10.374     10.365     10.349     10.322     10.913     10.912      8.771      8.760      8.737      8.702      9.195      9.191
       780        756        379        272          1*         1*     1,003      1,097        530        468          7         14
  ----------------------------------------------------------------------------------------------------------------------------------
     9.553      9.551      9.545      9.535     10.000     10.000      7.360      7.354      7.343      7.323     11.842     11.841
     7.360      7.354      7.343      7.323     11.842     11.841      5.233      5.227      5.213      5.192      8.391      8.385
       331        354         57         41          1*         1*       410        439         98         82          1          2
  ----------------------------------------------------------------------------------------------------------------------------------
    12.129     12.125     12.118     12.105     10.000     10.000     13.748     13.737     13.715     13.680     11.579     11.577
    13.748     13.737     13.715     13.680     11.579     11.577     12.403     12.387     12.355     12.304     10.410     10.403
       294        305         31         23          1*         1*       314        336         43         36          1          2
  ----------------------------------------------------------------------------------------------------------------------------------
     7.974      7.971      7.966      7.961     10.000     10.000      5.975      5.970      5.960      5.947     10.986     10.985
     5.975      5.970      5.960      5.947     10.986     10.985      4.825      4.818      4.806      4.788      8.840      8.836
       630        662        328        111          1*         1*       865        961        432        253          4          9
  ----------------------------------------------------------------------------------------------------------------------------------
     6.175      6.173      6.169      6.163     10.000     10.000      5.417      5.413      5.404      5.391     12.198     12.196
     5.417      5.413      5.404      5.391     12.198     12.196      4.862      4.856      4.843      4.824     10.911     10.904
       379        373        127         39          1*         1*       403        376        118         29           *         3
  ----------------------------------------------------------------------------------------------------------------------------------
    10.569     10.566     10.561     10.548     10.000     10.000     11.737     11.728     11.711     11.678     10.551     10.550
    11.737     11.728     11.711     11.678     10.551     10.550     12.737     12.720     12.689     12.635     11.409     11.404
       279        290         21         11          1*         1*       284        305         22          8           *         4
  ----------------------------------------------------------------------------------------------------------------------------------
    10.740     10.737     10.734     10.718     10.000     10.000     11.414     11.405     11.390     11.357     10.013     10.012
    11.414     11.405     11.390     11.357     10.013     10.012     12.411     12.395     12.367     12.313     10.847     10.840
       931        982        340        409          1*         1*     1,000      1,320        502      1,057          6         38
  ----------------------------------------------------------------------------------------------------------------------------------
     9.760      9.757      9.753      9.741     10.000     10.000     10.022     10.014     10.000      9.973     10.156     10.155
    10.022     10.014     10.000      9.973     10.156     10.155     10.441     10.427     10.402     10.358     10.539     10.534
       287        311         24         13          1*         1*       294        339         30        103          1          4
  ----------------------------------------------------------------------------------------------------------------------------------
     9.808      9.805      9.798      9.791     10.000     10.000      9.162      9.155      9.139      9.119      9.423      9.420
     9.162      9.155      9.139      9.119      9.423      9.420     10.824     10.810     10.781     10.741     11.083     11.085
       353        410         71         41          1*         1*       334        336         82         18          0          5
  ----------------------------------------------------------------------------------------------------------------------------------
    10.285     10.282     10.279     10.264     10.000     10.000     10.535     10.527     10.513     10.482     10.007     10.006
    10.535     10.527     10.513     10.482     10.007     10.006     10.536     10.523     10.498     10.451      9.972      9.964
       193        217         61        597          1*         1*       186        159         57         41          1          1
  ----------------------------------------------------------------------------------------------------------------------------------

SEI VARIABLE ANNUITY
LINCOLN LIFE
VARIABLE ANNUITY ACCOUNT T (REGISTRANT)

THE LINCOLN NATIONAL
LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


This Statement of Additional Information should be read in conjunction with the SEI Variable Annuity Prospectus of Lincoln Life Variable Annuity Account T dated May 1, 2003.


You may obtain a copy of the SEI Variable Annuity Prospectus on request and without charge. Please write, The Lincoln National Life Insurance Company, P.O. Box 7878, Fort Wayne, Indiana 46801 or call 1-800-338-0355.

TABLE OF CONTENTS


ITEM                                                                        PAGE
--------------------------------------------------------------------------------
General information and history of The Lincoln National Life Insurance
  Company (Lincoln Life)                                                     B-2
Special terms                                                                B-2
Services                                                                     B-2
Principal underwriter                                                        B-2
Purchase of securities being offered                                         B-2
Calculation of investment results                                            B-2



ITEM                                                                        PAGE
--------------------------------------------------------------------------------

Interest adjustment                                                          B-9
Annuity payouts                                                             B-10
Advertising and sales literature                                            B-11
Additional Services                                                         B-13
Other Information                                                           B-14
Financial statements                                                        B-14



THIS SAI IS NOT A PROSPECTUS.
The date of this SAI is May 1, 2003.

GENERAL INFORMATION
AND HISTORY OF THE LINCOLN
NATIONAL LIFE INSURANCE
COMPANY (LINCOLN LIFE)



The Lincoln National Life Insurance Company (Lincoln Life), organized in 1905, is an Indiana-domiciled insurance corporation, engaged primarily in the direct issuance of life insurance contracts and annuities. Lincoln Life is wholly owned by Lincoln National Corporation (LNC), a publicly held insurance and financial services holding company incorporated in Indiana.


SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term, valuation date, the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring just before or just after the holiday.

SERVICES

INDEPENDENT AUDITORS


The financial statements of the VAA at December 31, 2002, and for each of the two years in the period ended December 31, 2002, and the consolidated financial statements of Lincoln Life at December 31, 2002 and 2001, and for each of the three years in the period ended December 31, 2002, appearing in this SAI and Registration Statement have been audited by Ernst & Young LLP, independent auditors, 2300 National City Center, 110 West Berry Street, Fort Wayne, Indiana 46802, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.


KEEPER OF RECORDS

All accounts, books, records and other documents which are required to be maintained for the VAA are maintained by Lincoln Life or by third parties responsible to Lincoln Life. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by Lincoln Life for this service.

PRINCIPAL UNDERWRITER


Lincoln Life, 1300 South Clinton Street, Fort Wayne, IN 46802 is the principal underwriter for the contracts, which are offered continuously. SEI Investment Distribution Co. (SEI) will assist Lincoln Life in forming the selling group. SEI will also perform certain functions in support of the selling group. Lincoln Life retains no underwriting commissions from the sale of the variable annuity contracts.



Lincoln Life received $858,078 in 2002 for the sale of contracts offered through the VAA. Lincoln Life retained no underwriting commissions in 2002 from the sale of the variable annuity contracts.


PURCHASE OF SECURITIES BEING OFFERED

The contracts are offered to the public through certain securities broker/dealers who have entered into selling agreements with Lincoln Life and whose personnel are legally authorized to sell annuity products.

Both before and after the annuity commencement date, there are exchange privileges between variable subaccounts, subject to restrictions set out in the Prospectus. See The contracts, in the Prospectus. No exchanges are permitted between the VAA and other variable separate accounts.

The offering of the contracts is continuous.

CALCULATION OF INVESTMENT RESULTS

The paragraphs set forth below represent performance information for the VAA and the subaccounts calculated in several different ways.


MONEY MARKET FUND SUBACCOUNT:



At times the VAA may advertise the Money Market subaccount's yield. The yield refers to the income generated by an investment in the subaccount over a seven-day period. This income is then annualized. The process of annualizing, results when the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. THE YIELD FIGURE IS BASED ON HISTORICAL EARNINGS AND IS NOT INTENDED TO INDICATE FUTURE PERFORMANCE.



The Money Market subaccount's seven-day yield is determined by calculating the change in unit value for the base period (the 7-day period ended December 31,

2002); then dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor of 365/7. This yield includes all deductions charged to the contractowner's account, and excludes any realized gains and losses from the sale of securities. The Prime Obligation subaccount money market yield as of December 31, 2002 was -0.31% (with Return of Premium).


STANDARD INVESTMENT RESULTS:

Standard performance is based on a formula to calculate performance that is prescribed by the SEC. Under rules issued by the SEC, standard performance must be included in any marketing material that discusses the performance of the VAA and the subaccounts. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

Average annual return for each period is determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula:


          P(1 + T)TO THE POWER OF n  =  ERV

Where:  P    =    a hypothetical initial purchase
                  payment of $1,000
        T    =    average annual total return for the
                  period in question
        n    =    number of years

        ERV  =    ending redeemable value (as of the
                  end of the period in question) of a
                  hypothetical $1,000 purchase payment
                  made at the beginning of the 1-year,
                  5-year, or 10-year period in
                  question (or fractional period
                  thereof)


The formula assumes that: (1) all recurring fees have been charged to the contractowner accounts; and (2) there will be a complete redemption upon the anniversary of the 1-year, 5-year, or 10-year period in question.

In accordance with SEC guidelines, we will report standard performance back to the first date that the fund became available in the VAA. Because standard performance reporting periods of less than one year could be misleading, we may report "N/A's" for standard performance until one year after a fund became available in the VAA.


A. STANDARD PERFORMANCE DATA (ASSUMING I4LIFE-SM- ADVANTAGE WAS NOT IN EFFECT):*



Period Ending December 31, 2002



                                                              SUBACCOUNT                         SINCE
                                                              COMMENCED    1-YEAR     5-YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value......................................  5/22/2000     (15.5)%     N/A         (4.9)%
SEI VP Large Cap Growth.....................................  5/22/2000     (32.7)      N/A        (32.5)
SEI VP Small Cap Value......................................  5/22/2000      (9.8)      N/A          8.6
SEI VP Small Cap Growth.....................................  5/22/2000     (28.9)      N/A        (22.0)
SEI VP International Equity.................................  5/22/2000     (19.3)      N/A        (24.4)
SEI VP Emerging Markets Equity..............................  5/22/2000     (10.3)      N/A        (24.1)
SEI VP Core Fixed Income....................................  5/22/2000       8.7       N/A          8.6
SEI VP High Yield Bond......................................  5/22/2000       4.2       N/A          1.6
SEI VP Emerging Markets Debt................................  5/22/2000       8.5       N/A          9.7
SEI VP Prime Obligation.....................................  5/22/2000      (0.0)      N/A          2.0



The performance figures shown reflect the cost of the Account Value death benefit. If contractowners had elected any other death benefit option, the return would have been lower.



* No performance numbers are shown for the funds that are being added on or about May 19, 2003 because the subaccounts for these funds had not commenced on December 31, 2002.

B. STANDARD PERFORMANCE DATA (ASSUMING THE I4LIFE-SM- ADVANTAGE WAS IN EFFECT):*



Period Ending December 31, 2002



                                                              SUBACCOUNT                         SINCE
                                                              COMMENCED    1-YEAR     5-YEAR     INCEPTION
----------------------------------------------------------------------------------------------------------
SEI VP Large Cap Value......................................  5/22/2000     (16.0)%     N/A         (5.5)%
SEI VP Large Cap Growth.....................................  5/22/2000     (33.1)      N/A        (32.9)
SEI VP Small Cap Value......................................  5/22/2000     (10.3)      N/A          8.0
SEI VP Small Cap Growth.....................................  5/22/2000     (29.3)      N/A        (22.4)
SEI VP International Equity.................................  5/22/2000     (19.7)      N/A        (24.8)
SEI VP Emerging Markets Equity..............................  5/22/2000     (10.8)      N/A        (24.6)
SEI VP Core Fixed Income....................................  5/22/2000       8.1       N/A          8.0
SEI VP High Yield Bond......................................  5/22/2000       3.6       N/A          1.1
SEI VP Emerging Markets Debt................................  5/22/2000       7.9       N/A          9.0
SEI VP Prime Obligation.....................................  5/22/2000      (0.6)      N/A          1.4



The performance figures shown reflect the cost of the I4LIFE-SM- Advantage, with the Annual Step-Up death benefit.



* No performance numbers are shown for the funds that are being added on or about May 19, 2003 because the subaccounts for these funds had not commenced on December 31, 2002.


NON-STANDARD INVESTMENT RESULTS:


The VAA may report its results over various periods -- daily, monthly, three-month, six-month, year-to-date, yearly (fiscal year), three, five, ten years or more and lifetime -- and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Non-standard performance information is, for the periods prior to the date that a fund became available in the VAA will be calculated based on
(1) the performance of the fund adjusted for contract charges (ie: mortality and expense risk fees and any applicable administrative charges, and the management and other expenses of the fund excluding the $40 annual fee) and (2) the assumption that the subaccounts were in existence for the same periods as indicated for the fund. It may or may not reflect charges for any options (e.g. EEB, the annual account fee) that were in effect during the time periods shown. This performance is referred to as non-standardized performance data and is hypothetical. Such results may be computed on a cumulative and/or annualized basis. We may also report performance assuming that you deposited $10,000 into a subaccount at inception of the underlying fund or 10 years ago (whichever is less). This non-standard performance may be shown as a graph illustrating how that deposit would have increased or decreased in value over time based on the performance of the underlying fund adjusted for contract charges. THIS INFORMATION REPRESENTS PAST PERFORMANCE AND DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. The investment return and value of a contract will fluctuate so that contractowner's investment may be worth more or less than the original investment. Cumulative quotations are arrived at by calculating the change in accumulation unit value between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period. Annualized quotations are arrived at by applying a formula which reflects the level rate of return, which if earned over the entire base period, would produce the cumulative return.

A. NON-STANDARD PERFORMANCE DATA (ASSUMING THE I4LIFE-SM- ADVANTAGE WAS NOT EFFECT):



Period Ending December 31, 2002



                                                                                                                    AS IF
                                                                                                                    SUBACCOUNT
                                YTD           1-YEAR        3-YEAR        5-YEAR        10-YEAR       LIFETIME      COMMENCED
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Premier Growth
   Portfolio -- Class B           (29.3362)%    (29.3362)%    (24.4865)%     (6.3673)%         N/A        5.9559%       9/15/1994
AVPSF Small Cap Value
   Portfolio -- Class B            (7.7648)      (7.7648)          N/A           N/A           N/A        1.3682         5/1/2001
AVPSF Technology Portfolio --
   Class B                        (42.6764)     (42.6764)     (31.2622)      (2.0169)          N/A        0.3616        1/11/1996
Delaware VIP High Yield
   Series -- service class          0.1345        0.1345       (6.9655)      (2.7577)       2.9658%       4.7420        7/28/1988
Delaware VIP Large Cap
   Value -- service class         (20.0173)     (20.0173)      (6.0550)      (2.8228)       7.0655        6.3682        7/28/1988
Delaware VIP Small Cap
   Value -- service class          (7.1327)      (7.1327)       5.9341        0.8224           N/A        8.1328       12/27/1993
Delaware VIP Trend Series --
   service class                  (21.2573)     (21.2573)     (15.6298)       2.8214           N/A        8.2822       12/27/1993
Delaware VIP U. S. Growth
   Series -- service class        (30.3272)     (30.3272)     (21.2725)          N/A           N/A      (19.0774)      11/15/1999
Fidelity VIP Equity Income
   Portfolio --
   service class 2                (18.3875)     (18.3875)      (6.7165)      (1.4233)       7.8839        8.1248        10/9/1986
Fidelity VIP Growth
   Portfolio --
   service class 2                (31.3371)     (31.3371)     (21.3759)      (2.0884)       6.5520        8.4863        10/9/1986
Fidelity VIP Contrafund
   Portfolio --
   service class                  (10.9524)     (10.9524)     (11.0367)       1.9038           N/A       10.3087         1/3/1995
Fidelity VIP Money Market --
   initial class                    0.2717        0.2717        3.0152        3.5688        3.7731        4.9950         4/1/1982
Lincoln VIIP Aggressive Growth
   Fund -- service class          (31.4360)     (31.4360)     (24.5365)     (11.1293)          N/A       (1.3859)        2/3/1994
Lincoln VIP Bond Fund --
   standard class                   8.5127        8.5127        8.4190        5.5632        5.7112        8.5423       12/28/1981
Lincoln VIP Capital
   Appreciation Fund --
   standard class                 (28.0539)     (28.0539)     (24.2076)      (3.2496)          N/A        4.9407         2/3/1994
Lincoln VIP Global Asset
   Allocation Fund --
   service class                  (13.5305)     (13.5305)     (10.0375)      (2.3402)       4.8237        5.3514         8/3/1987
Lincoln VIP International
   Fund -- service class          (12.3304)     (12.3304)      (8.6246)      (0.2063)       5.1456        3.3536         5/1/1991
Lincoln VIP Social Awareness
   Fund -- service class          (23.4811)     (23.4811)     (15.0654)      (3.9208)       8.0712        9.4591         5/2/1988
MFS VIT Capital Opportunities
   Portfolio -- service class     (30.8826)     (30.8826)     (21.0336)      (2.3289)          N/A        2.8117        8/14/1996
MFS VIT Emerging Growth
   Portfolio -- service class     (34.8541)     (34.8541)     (30.4147)      (5.0590)          N/A        2.9094        7/24/1995
MFS VIT Total Return
   Portfolio --
   service class                   (6.7603)      (6.7603)       1.5648        3.2161           N/A        8.8063         1/3/1995
Scudder VIT EAFE Equity
   Index -- service class         (22.9691)     (22.9691)     (22.4297)      (6.9062)          N/A       (7.7429)       8/22/1997
Scudder VIT Equity 500
   Index -- service class         (23.6682)     (23.6682)     (16.2509)      (2.5479)          N/A       (2.1611)       10/1/1997
Scudder VIT Small Cap
   Index -- service class         (21.9676)     (21.9676)      (9.6370)      (3.5076)          N/A       (2.5390)       8/25/1997



The performance figures shown above reflect the cost of the Account Value death benefit. If another death benefit option was in effect, returns would have been lower.

B. NON-STANDARD PERFORMANCE DATA (ASSUMING THE I4LIFE-SM- ADVANTAGE WAS NOT IN EFFECT, ADJUSTED FOR ANNUAL ACCOUNT FEE AND APPLICABLE SURRENDER CHARGES):



Period Ending December 31, 2002



                                                                                                                    AS IF
                                                                                                                    SUBACCOUNT
                                YTD           1-YEAR        3-YEAR        5-YEAR        10-YEAR       LIFETIME      COMMENCED
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Premier Growth
   Portfolio -- Class B             8.4975%       8.4975%       8.4139%       5.5603%       5.7097%       8.5416%      12/28/1981
AVPSF Small Cap Value
   Portfolio -- Class B           (23.4918)     (23.4918)     (15.0693)      (3.9235)       8.0697        9.4580         5/2/1988
AVPSF Technology Portfolio --
   Class B                        (13.5426)     (13.5426)     (10.0417)      (2.3429)       4.8222        5.3504         8/3/1987
Delaware VIP High Yield
   Series -- service class        (12.3427)     (12.3427)      (8.6289)      (0.2090)       5.1442        3.3524         5/1/1991
Delaware VIP Large Cap
   Value -- service class         (31.4456)     (31.4456)     (24.5400)     (11.1318)          N/A       (1.3875)        2/3/1994
Delaware VIP Small Cap
   Value -- service class         (28.0640)     (28.0640)     (24.2112)      (3.2523)          N/A        4.9391         2/3/1994
Delaware VIP Trend Series --
   service class                    0.2576        0.2576        3.0104        3.5659        3.7716        4.9943         4/1/1982
Delaware VIP U. S. Growth
   Series -- service class        (23.6789)     (23.6789)     (16.2548)      (2.5506)          N/A       (2.1637)       10/1/1997
Fidelity VIP Equity Income
   Portfolio --
   service class 2                (21.9785)     (21.9785)      (9.6412)      (3.5103)          N/A       (2.5416)       8/25/1997
Fidelity VIP Growth
   Portfolio --
   service class 2                (22.9798)     (22.9798)     (22.4333)      (6.9088)          N/A       (7.7454)       8/22/1997
Fidelity VIP Contrafund
   Portfolio --
   service class                  (42.6844)     (42.6844)     (31.2654)      (2.0197)          N/A        0.3596        1/11/1996
Fidelity VIP Money Market --
   initial class                  (29.3461)     (29.3461)     (24.4901)      (6.3699)          N/A        5.9541        9/15/1994
Lincoln VIIP Aggressive Growth
   Fund -- service class          (20.0285)     (20.0285)      (6.0594)      (2.8255)       7.0640        6.3672        7/28/1988
Lincoln VIP Bond Fund --
   standard class                 (21.2684)     (21.2684)     (15.6337)       2.8185           N/A        8.2806       12/27/1993
Lincoln VIP Capital
   Appreciation Fund --
   standard class                  (7.1457)      (7.1457)       5.9291        0.8196           N/A        8.1311       12/27/1993
Lincoln VIP Global Asset
   Allocation Fund --
   service class                  (18.3989)     (18.3989)      (6.7208)      (1.4260)       7.8824        8.1238        10/9/1986
Lincoln VIP International
   Fund -- service class          (31.3468)     (31.3468)     (21.3796)      (2.0912)       6.5505        8.4854        10/9/1986
Lincoln VIP Social Awareness
   Fund -- service class          (34.8632)     (34.8632)     (30.4179)      (5.0617)          N/A        2.9074        7/24/1995
MFS VIT Capital Opportunities
   Portfolio -- service class      (6.7734)      (6.7734)       1.5601        3.2132           N/A        8.8044         1/3/1995
MFS VIT Emerging Growth
   Portfolio -- service class       0.1204        0.1204       (6.9699)      (2.7605)       2.9644        4.7410        7/28/1988
MFS VIT Total Return
   Portfolio --
   service class                  (10.9649)     (10.9649)     (11.0408)       1.9010           N/A       10.3068         1/3/1995
Scudder VIT EAFE Equity
   Index -- service class         (30.3370)     (30.3370)     (21.2762)          N/A           N/A      (19.0810)      11/15/1999
Scudder VIT Equity 500
   Index -- service class         (30.8923)     (30.8923)     (21.0372)      (2.3316)          N/A        2.8094        8/14/1996
Scudder VIT Small Cap
   Index -- service class          (7.7777)      (7.7777)          N/A           N/A           N/A        1.3597         5/1/2001



The performance figures shown above reflect the cost of the Account Value death benefit. If another death benefit option was selected, the returns would have been lower.

C. NON-STANDARD PERFORMANCE DATA (ASSUMING THE I4LIFE-SM- ADVANTAGE WAS IN EFFECT):



Period Ending December 31, 2002



                                YTD           1-YEAR        3-YEAR        5-YEAR        10-YEAR
                                WITH          WITH          WITH          WITH          WITH                        AS IF
                                ANNUAL        ANNUAL        ANNUAL        ANNUAL        ANNUAL                      SUBACCOUNT
                                STEP-UP       STEP-UP       STEP-UP       STEP-UP       STEP-UP       LIFETIME      COMMENCED
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Premier Growth
   Portfolio -- Class B           (29.5142)%    (29.5142)%    (24.6767%)     (6.6031)%         N/A        5.6890%       9/15/1994
AVPSF Small Cap Value
   Portfolio -- Class B            (7.9956)      (7.9956)          N/A           N/A           N/A        1.1146         5/1/2001
AVPSF Technology Portfolio --
   Class B                        (42.8208)     (42.8208)     (31.4354)      (2.2637)          N/A        0.1088        1/11/1996
Delaware VIP High Yield
   Series -- service class         (0.1161)      (0.1161)      (7.1983)      (3.0011)       2.7082%       4.4799        7/28/1988
Delaware VIP Large Cap
   Value -- service class         (20.2174)     (20.2174)      (6.2901)      (3.0660)       6.7976        6.1020        7/28/1988
Delaware VIP Small Cap
   Value -- service class          (7.3660)      (7.3660)       5.6679        0.5691           N/A        7.8611       12/27/1993
Delaware VIP Trend Series --
   service class                  (21.4557)     (21.4557)     (15.8423)       2.5624           N/A        8.0095       12/27/1993
Delaware VIP U. S. Growth
   Series -- service class        (30.5016)     (30.5016)     (21.4695)          N/A           N/A      (19.2799)      11/15/1999
Fidelity VIP Equity Income
   Portfolio --
   service class 2                (18.5917)     (18.5917)      (6.9499)      (1.6700)       7.6139        7.8542        10/9/1986
Fidelity VIP Growth
   Portfolio --
   service class 2                (31.5090)     (31.5090)     (21.5727)      (2.3334)       6.2854        8.2148        10/9/1986
Fidelity VIP Contrafund
   Portfolio --
   service class                  (11.1767)     (11.1767)     (11.2607)       1.6472           N/A       10.0309         1/3/1995
Fidelity VIP Money Market --
   initial class                    0.0189        0.0189        2.7554        3.3077        3.5114        4.7303         4/1/1982
Lincoln VIIP Aggressive Growth
   Fund -- service class          (31.6091)     (31.6091)     (24.7270)     (11.3537)          N/A       (1.6349)        2/3/1994
Lincoln VIP Bond Fund --
   standard class                   8.2388        8.2388        8.1453        5.2968        5.4444        8.2683       12/28/1981
Lincoln VIP Capital
   Appreciation Fund --
   standard class                 (28.2355)     (28.2355)     (24.3989)      (3.4938)          N/A        4.6759         2/3/1994
Lincoln VIP Global Asset
   Allocation Fund --
   service class                  (13.7483)     (13.7483)     (10.2641)      (2.5862)       4.5596        5.0860         8/3/1987
Lincoln VIP International
   Fund -- service class          (12.5522)     (12.5522)      (8.8558)      (0.4588)       4.8796        3.0921         5/1/1991
Lincoln VIP Social Awareness
   Fund -- service class          (23.6747)     (23.6747)     (15.2803)      (4.1639)       7.7978        9.1821         5/2/1988
MFS VIT Capital Opportunities
   Portfolio -- service class     (31.0556)     (31.0556)     (21.2312)      (2.5733)          N/A        2.5544        8/14/1996
MFS VIT Emerging Growth
   Portfolio -- service class     (35.0171)     (35.0171)     (30.5888)      (5.2966)          N/A        2.6519        7/24/1995
MFS VIT Total Return
   Portfolio --
   service class                   (6.9937)      (6.9937)       1.3107        2.9578           N/A        8.5340         1/3/1995
Scudder VIT EAFE Equity
   Index -- service class         (23.1623)     (23.1623)     (22.6243)      (7.1397           N/A       (7.9744)       8/22/1997
Scudder VIT Equity 500
   Index -- service class         (23.8613)     (23.8613)     (16.4628)      (2.7945)          N/A       (2.4087)       10/1/1997
Scudder VIT Small Cap
   Index -- service class         (22.1650)     (22.1650)      (9.8657)      (3.7517)          N/A       (2.7856)       8/25/1997



The performance figures shown reflect the cost of the I4LIFE-SM- Advantage with the annual Step-up death benefit.

D. NON-STANDARD PERFORMANCE DATA (ASSUMING THE I4LIFE-SM- ADVANTAGE WAS IN EFFECT, ADJUSTED FOR ANNUAL ACCOUNT FEE AND APPLICABLE SURRENDER CHARGES):



Period Ending December 31, 2002



                                YTD           1-YEAR        3-YEAR        5-YEAR        10-YEAR
                                WITH          WITH          WITH          WITH          WITH                        AS IF
                                ANNUAL        ANNUAL        ANNUAL        ANNUAL        ANNUAL                      SUBACCOUNT
                                STEP-UP       STEP-UP       STEP-UP       STEP-UP       STEP-UP       LIFETIME      COMMENCED
---------------------------------------------------------------------------------------------------------------------------------
AVPSF Premier Growth
   Portfolio -- Class B           (29.5142)%    (29.5142)%    (24.6767)%     (6.6031)%         N/A        5.6890%       9/15/1994
AVPSF Small Cap Value
   Portfolio -- Class B            (7.9956)      (7.9956)          N/A           N/A           N/A        1.1146         5/1/2001
AVPSF Technology Portfolio --
   Class B                        (42.8208)     (42.8208)     (31.4354)      (2.2637)          N/A        0.1088        1/11/1996
Delaware VIP High Yield
   Series -- service class         (0.1161)      (0.1161)      (7.1983)      (3.0011)       2.7082%       4.4799        7/28/1988
Delaware VIP Large Cap
   Value -- service class         (20.2174)     (20.2174)      (6.2901)      (3.0660)       6.7976        6.1020        7/28/1988
Delaware VIP Small Cap
   Value -- service class          (7.3660)      (7.3660)       5.6679        0.5691           N/A        7.8611       12/27/1993
Delaware VIP Trend Series --
   service class                  (21.4557)     (21.4557)     (15.8423)       2.5624           N/A        8.0095       12/27/1993
Delaware VIP U. S. Growth
   Series -- service class        (30.5016)     (30.5016)     (21.4695)          N/A           N/A      (19.2799)      11/15/1999
Fidelity VIP Equity Income
   Portfolio --
   service class 2                (18.5917)     (18.5917)      (6.9499)      (1.6700)       7.6139        7.8542        10/9/1986
Fidelity VIP Growth
   Portfolio --
   service class 2                (31.5090)     (31.5090)     (21.5727)      (2.3334)       6.2854        8.2148        10/9/1986
Fidelity VIP Contrafund
   Portfolio --
   service class                  (11.1767)     (11.1767)     (11.2607)       1.6472           N/A       10.0309         1/3/1995
Fidelity VIP Money Market --
   initial class                    0.0189        0.0189        2.7554        3.3077        3.5114        4.7303         4/1/1982
Lincoln VIIP Aggressive Growth
   Fund -- service class          (31.6091)     (31.6091)     (24.7270)     (11.3537)          N/A       (1.6349)        2/3/1994
Lincoln VIP Bond Fund --
   standard class                   8.2388        8.2388        8.1453        5.2968        5.4444        8.2683       12/28/1981
Lincoln VIP Capital
   Appreciation Fund --
   standard class                 (28.2355)     (28.2355)     (24.3989)      (3.4938)          N/A        4.6759         2/3/1994
Lincoln VIP Global Asset
   Allocation Fund --
   service class                  (13.7483)     (13.7483)     (10.2641)      (2.5862)       4.5596        5.0860         8/3/1987
Lincoln VIP International
   Fund -- service class          (12.5522)     (12.5522)      (8.8558)      (0.4588)       4.8796        3.0921         5/1/1991
Lincoln VIP Social Awareness
   Fund -- service class          (23.6747)     (23.6747)     (15.2803)      (4.1639)       7.7978        9.1821         5/2/1988
MFS VIT Capital Opportunities
   Portfolio -- service class     (31.0556)     (31.0556)     (21.2312)      (2.5733)          N/A        2.5544        8/14/1996
MFS VIT Emerging Growth
   Portfolio -- service class     (35.0171)     (35.0171)     (30.5888)      (5.2966)          N/A        2.6519        7/24/1995
MFS VIT Total Return
   Portfolio --
   service class                   (6.9937)      (6.9937)       1.3107        2.9578           N/A        8.5340         1/3/1995
Scudder VIT EAFE Equity
   Index -- service class         (23.1623)     (23.1623)     (22.6243)      (7.1397)          N/A       (7.9744)       8/22/1997
Scudder VIT Equity 500
   Index -- service class         (23.8613)     (23.8613)     (16.4628)      (2.7945)          N/A       (2.4087)       10/1/1997
Scudder VIT Small Cap
   Index -- service class         (22.1650)     (22.1650)      (9.8657)      (3.7517)          N/A       (2.7856)       8/25/1997



The performance figures shown reflect the cost of the I4LIFE-SM- Advantage, with the Annual Step-Up death benefit.

INTEREST ADJUSTMENT


The following example illustrates the detailed calculations for a $25,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the "interest adjustment" and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. The effect of the interest adjustment is reflected in the yield rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Interest Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the yield factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value Calculation" assume the imposition of the annual $40 account fee, but that fee is waived if the annuity account value at the end of a contract year is $50,000 or more. The results would be slightly different in the states where the annual fee is less than $40.


                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE

Single Premium.........................  $25,000
Premium Taxes..........................  None
Withdrawals............................  None
Guaranteed Period......................  5 years
Guaranteed Interest Rate...............  4.50%
Yield Rate A...........................  5.00%
Yield Rate B...........................  6.00% End of contract year 1
                                         5.50% End of contract year 2
                                         5.00% End of contract year 3
                                         4.00% End of contract year 4
Percentage Adjustment to Index Rate
B......................................  0.25%

                          SURRENDER VALUE CALCULATION

                                                              (3)
                                         (1)      (2)         ADJUSTED  (4)      (5)         (6)
                                         ANNUITY  YIELD RATE  ANNUITY   MINIMUM  GREATER OF  SURRENDER
CONTRACT YEAR                            VALUE    FACTOR      VALUE     VALUE    (3) & (4)   VALUE
-------------                            -------  ----------  --------  -------  ----------  ---------
1......................................  $26,085    0.953765  $24,879   $25,710  $  25,710   $  25,710
2......................................  $27,219    0.978874  $26,644   $26,441  $  26,644   $  26,644
3......................................  $28,404    0.995255  $28,269   $27,195  $  28,269   $  28,269
4......................................  $29,642    1.007194  $29,855   $27,970  $  29,855   $  29,855
5......................................  $30,936         N/A  $30,936   $28,769  $  30,936   $  30,936

                           ANNUITY VALUE CALCULATION

CONTRACT YEAR
-------------
1......................................                         $25,000 X 1.045 - $40 = $26,085
2......................................                         $26,085 X 1.045 - $40 = $27,219
3......................................                         $27,219 X 1.045 - $40 = $28,404
4......................................                         $28,404 X 1.045 - $40 = $29,642
5......................................                         $29,642 X 1.045 - $40 = $30,936

                         YIELD RATE FACTOR CALCULATION

                                                                                    ADJ-
CONTRACT YEAR                                                 YIELD A    YIELD B    YIELD B    N          RESULT
-------------                                                 --------   --------   --------   --------   --------
1...........................................................   5.00%      6.00%      6.25%       4        0.953765
2...........................................................   5.00%      5.50%      5.75%       3        0.978874
3...........................................................   5.00%      5.00%      5.25%       2        0.995255
4...........................................................   5.00%      4.00%      4.25%       1        1.007194
5...........................................................   5.00%      N/A        N/A        N/A         N/A

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR
-------------
1......................................  $                       25,000 X 1.03 - $40 = $25,710
2......................................  $                       25,710 X 1.03 - $40 = $26,441
3......................................  $                       26,441 X 1.03 - $40 = $27,195
4......................................  $                       27,195 X 1.03 - $40 = $27,970
5......................................  $                       27,970 X 1.03 - $40 = $28,769

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS
Variable annuity payouts will be determined on the basis of: (1) the dollar value of the contract on the annuity commencement date; (2) the annuity tables contained in the contract; (3) the type of annuity option selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable annuity payouts, Lincoln Life makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of annuity units based on the amount of the first payout; and third, it calculates the value of the annuity units each period thereafter. These steps are explained below.

The dollar amount of the first periodic variable annuity payout is determined by applying the total value of the accumulation units credited under the contract valued as of the annuity commencement date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be paid 14 days after the annuity commencement date. This day of the month will become the day on which all future annuity payouts will be paid. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3%, 4%, 5% or 6% per annum. The first annuity payout is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the annuitant at the annuity commencement date. The assumed interest rate described above is the measuring point for subsequent annuity payouts. If the actual net investment rate (annualized) exceeds the assumed interest rate, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed interest rate, annuity payouts will decrease. If the assumed interest rate were to be increased, annuity payouts would start at a higher level but would decrease more rapidly or increase more slowly.

Lincoln Life may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law.

At an annuity commencement date, the contract is credited with annuity units for each variable subaccount on which variable annuity payouts are based. The number of annuity units to be credited is determined by dividing the amount of the first periodic payout by the value of an annuity unit in each variable subaccount selected. Although the number of annuity units is fixed by this process, the value of such units will vary with the value of the underlying fund. The amount of the second and subsequent periodic payouts is determined by multiplying the contractowner's fixed number of annuity units in each variable subaccount by the appropriate annuity unit value for the valuation date ending 14 days prior to the date that payout is due.

The value of each variable subaccount's annuity unit will be set initially at $1.00. The annuity unit value for each variable subaccount at the end of any valuation date is determined as follows:

  1. The total value of fund shares held in a given variable subaccount is calculated by multiplying the number of shares by the net asset value at the end of the valuation period plus any dividend or other distribution.

  2. The liabilities of the variable subaccount, including daily charges and taxes, are subtracted.

  3. The result is divided by the number of annuity units in the variable subaccount at the beginning of the valuation period, and adjusted by a factor to neutralize the assumed investment return in the annuity table.

The value of the annuity units is determined as of a valuation date 14 days prior to the payment date in order to permit calculation of amounts of annuity payouts and mailing of checks in advance of their due dates. Such checks will normally be issued and mailed at least three days before the due date.


I4LIFE-SM- ADVANTAGE FOR NON-QUALIFIED CONTRACTS



During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on the valuation date not more than fourteen days prior to the initial regular income date, less any applicable premium taxes, and each regular income payment date thereafter (or each subsequent anniversary of the initial regular income date if levelized payments are selected); (2) the annuity factor for the I4LIFE-SM- Advantage or INCOME4LIFE-REGISTERED TRADEMARK- Solution option selected; and (3) the investment results of the variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of the valuation date no more than fourteen days prior to the initial regular income payment date, less any premium taxes, by 1,000 and multiplying this result by the annuity factor. Subsequent regular income payments are determined by dividing the Account Value as of the valuation date not more than fourteen days prior to the regular income payment due date (or each subsequent anniversary of the initial regular income date if levelized payments are selected) by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I4LIFE-SM- Advantage annuity factors are based on whether the I4LIFE-SM-Advantage or the INCOME4LIFE-REGISTERED TRADEMARK-Solution is selected, an assumed investment return of either 3%, 4% 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable, the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Each subsequent regular income payment will fluctuate. If the actual net investment rate (annualized) for the contract exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

Lincoln Life may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.


I4LIFE-SM- ADVANTAGE FOR IRA CONTRACTS


During the Access Period, regular income payments will be determined on the basis of: (1) the dollar value of the contract on December 31 of each year prior to the initial regular income payment and each subsequent regular income payment; (2) the annuity factor for the I4LIFE-SM- Advantage or INCOME4LIFE-REGISTERED TRADEMARK- Solution option selected; and (3) the investment results of the fixed and/or variable subaccounts selected. The initial regular income payment is determined by dividing the contract value as of December 31 of the year prior to the initial regular income payment date by 1,000 and multiplying this result by the annuity factor. Any regular income payments due in the same calendar year will be equal to the first regular icome payment of the calendar year. This results in the regular income payment remaining level for a full calendar year and then adjusting at the beginning of the next calendar year. The first regular income payment of a subsequent calendar year will be determined by dividing the contract value as of December 31 of the year prior by 1,000 and multiplying this result by the annuity factor adjusted for the remaining annuity period.



I4LIFE-SM- Advantage annuity factors are based on whether the I4LIFE-SM-Advantage or INCOME4LIFE-REGISTERED TRADEMARK- Solution is selected, an assumed investment return of either 3%, 4%, 5% or 6% per annum, the length of the Access Period, the length of time any regular income payments are guaranteed after the Access Period, the frequency of the regular income payments, and the age(s) and sex of the annuitant(s) as of the date the initial regular income payment is calculated, and when applicable the 1983 Table "a" Individual Annuity Mortality Table, modified.


At the end of the Access Period, the periodic regular income payment will purchase annuity units at the then current annuity unit value. Subsequent regular income payments made after the Access Period will be calculated using annuity units as described in the Variable annuity payouts section above.

The assumed interest rate is the measuring point for subsequent regular income payments. Regular income payments will be adjusted at the beginning of each calendar year during the Access Period, regardless of whether the contract value is invested in fixed or variable subaccounts. If the actual net investment rate (annualized) for the contract, whether based upon a fixed and/or variable subaccount, exceeds the assumed rate, the regular income payment will increase at a rate approximately equal to the amount of such excess. Conversely, if the actual net investment rate for the contract is less than the assumed rate, the regular income payment will decrease. If a higher assumed rate of interest is selected, regular income payments will start at a higher level but will decrease more rapidly or increase more slowly.

After the Access Period only the variable portion of each subsequent regular income payment will be adjusted as discussed above.

LINCOLN LIFE may use sex-distinct annuity factors for contracts that are not associated with employer sponsored plans and where not prohibited by law.

PROOF OF AGE, SEX AND SURVIVAL
LINCOLN LIFE may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.

ADVERTISING AND SALES LITERATURE


As set forth in the Prospectus, Lincoln Life may refer to the following indexes and organizations (and others) in its marketing materials:



A.M. BEST evaluates the overall performance of insurance companies to gauge their relative financial strength and ability to meet contractual obligations. A.M. Best performs a quantitative and qualitative review of each company. It also provides rankings to which Lincoln Life intends to refer.



DOW JONES INDUSTRIAL AVERAGE (DJIA) is a price-weighted average of 30 actively traded blue-chip stocks, primarily industrials. Prepared and published by Dow Jones & Company, "the Dow" is the oldest and most widely quoted of all market indicators. The average is quoted in points, not dollars.



EAFE INDEX measures the performance of equities in Europe, Australia and the Far East. It reflects the movements of world stock markets via the evolution of an unmanaged portfolio. Prepared by Morgan Stanley Capital International, the index represents over 1,000 companies in 20 nations.



FITCH rates over 800 insurance companies in nearly 30 countries. Its Insurance Group maintains significant analytical centers in Chicago, London and New York, and coordinates local analytical resources in other locations worldwide on behalf of Fitch's global office network.



LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE publishes statistical data on investment companies in the U.S. and overseas. Lipper recognized as the leading data source on open-end and closed-end funds, tracks the performance of over 5,000 investment firms. Reports include performance and portfolio analysis, as well as fee and expense analysis.



MOODY'S rating is an evaluation of an insurance company's financial strength and ability to meet its financial obligations. The purpose of Moody's ratings is to provide investors with a simple system to grade the relative quality of insurance companies.



MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.



NASDAQ-OTC PRICE INDEX is based on the NASDAQ and represents 3,500 domestic over-the-counter stocks. It is market value-weighted and heavily populated by high-tech firms.



RUSSELL 3000-REGISTERED TRADEMARK- INDEX measures the performance of the 3,000 largest U.S. companies based on total stock value and represents 98% of the U.S. equity market. As of June 2002, the average firm's stock value in the index was $4 billion; the median was $700 million. The range of stock value was from $309 billion to $128 million.



STANDARD & POOR'S claims-paying ability rating measures an insurance company's financial capacity to meet its obligations to policyholders. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.



STANDARD & POOR'S 500 INDEX is a broad-based measurement of U.S. stock-market performance. The index, popularly known as the S&P 500, is based on the weighted average performance of the common stocks of 500 leading companies in diverse industries. The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index are services of Standard & Poor's Corporation, a financial advisory, securities rating and publishing firm.



VARDS (VARIABLE ANNUITY RESEARCH AND DATA SERVICE) provides a comprehensive guide to variable annuity contract features and historical fund performance. It also provides a readily understandable analysis of the comparative characteristics and market performance of funds in variable contracts. In its advertisements and other sales literature for the VAA and the series funds, Lincoln Life intends to illustrate the advantages of the contracts in several ways:



COMPOUND INTEREST ILLUSTRATIONS will emphasize several advantages of the variable annuity contract. For example--but not by way of illustration--the literature may emphasize potential tax savings through tax deferral, the potential advantage of the variable annuity account over the fixed account, and the compounding effect of regular deposits to a contract.



INTERNET is an electronic communications network that may be used to provide information regarding Lincoln Life, performance of the subaccounts and advertisement literature.


RUSSELL 1000 INDEX--Measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

RUSSELL 2000 INDEX--Measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 that measures 3,000 of the largest U.S. companies.

LEHMAN BROTHERS AGGREGATE BOND INDEX--Composed of Securities from Lehman Brothers Government/ Corporate Bond Index. Mortgage-Backed Securities Index, and the Asset-Backed Securities Index. Indexes are rebalanced monthly by market capitalization.

LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX--That is a measurement of the movement of approximately 4,200 corporate, publicly traded, fixed-rate, nonconvertible, domestic debt securities, as well as the domestic debt securities issued by the U.S. government or its agencies.

LEHMAN BROTHERS GOVERNMENT INTERMEDIATE BOND INDEX--Composed of all bonds covered by the Lehman Brothers Government Bond Index (all publicly issued, nonconvertible, domestic debt of the U.S. government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government) with maturities between one and 9.99 years.

MERRILL LYNCH HIGH YIELD MASTER INDEX--This is an index of high yield debt securities. High Yield securities are those below the top four quality rating categories and are considered more risky than investment grade. Issues must be rated by Standard & Poor's or by Moody's Investors Service as less than investment grade (i.e., BB or Baa) but not in default (i.e. DDD1 or less). Issues must be in the form of publicly placed nonconvertible, coupon-bearing U.S. domestic debt and must carry a term to maturity of at least one year.

MORGAN STANLEY EMERGING MARKETS FREE INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Emerging Market countries in Europe, Latin America, and the Pacific Basin. This index excludes closed markets and those shares in otherwise free markets, which are not purchasable by foreigners.

MORGAN STANLEY WORLD CAPITALIZATION INTERNATIONAL WORLD INDEX--A market capitalization weighted index composed of companies representative of the market structure of 22 Developed Market countries in North America Europe and the Asia/Pacific Region.

MORGAN STANLEY PACIFIC BASIN (EX-JAPAN) INDEX--An arithmetic, market value-weighted average of the performance of securities listed on the stock exchange of the following Pacific Basin Countries: Australia, Hong Kong, Malaysia, New Zealand and Singapore.

NAREIT EQUITY REIT INDEX--All of the data is based on the last closing price of the month for all tax-qualified REITs listed on the New York Stock Exchange, American Stock Exchange, and the NASDAQ National Market System. The data is market weighted.

SALOMON BROTHERS WORLD GOVERNMENT BOND (NON US) INDEX--A market capitalization weighted index consisting of government bond markets of the following 13 countries: Australia, Austria, Belgium, Canada, Denmark, France, Germany, Italy, Japan, The Netherlands, Spain, Sweden, and The United Kingdom.

SALOMON BROTHERS 90 DAY TREASURY--Bill Index-Equal dollars amount of three-month Treasury bills are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over reinvested in a new three-month bill.

STANDARD AND POOR'S INDEX (S&P 400)--The utility index is one of several industry groups within the broader S&P 500. Utility stocks include electric, natural gas, and telephone companies included in the S&P 500.

In its advertisements and other sales literature for the VAA and the funds, Lincoln Life intends to illustrate the advantage of the contracts in a number of ways:


ADDITIONAL SERVICES


DOLLAR COST AVERAGING (DCA)
You may systematically transfer, on a monthly basis, amounts from certain subaccounts or the fixed side of the contract, into the subaccounts. You may elect to participate in the DCA program at the time of application or at anytime before the annuity commencement date by completing an election form available from us. The minimum amount to be dollar cost averaged is $2,000 over any period between 6 and 60 months. Once elected, the program will remain in effect until the earlier of: (1) the annuity commencement date; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. A transfer made as part of this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.

Upon receipt of an additional purchase payment allocated to the DCA program, the existing program duration will be extended to reflect the end date of the new DCA program. However, the existing interest crediting rate will not be extended. The existing interest crediting rate will expire at its originally scheduled expiration date and the money remaining in the DCA account from the original as well as the additional purchase payments will be credited with interest at the standard DCA rate at the time.

AUTOMATIC WITHDRAWAL SERVICE (AWS)
AWS provides an automatic, periodic withdrawal of account value to you. AWS may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. You may elect to participate in AWS at the time of application or at any time before the annuity commencement date by sending a written request to our home office. The minimum contract value required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending written request to our home office. If telephone authorization has been elected, certain changes may be made by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted under Section 401(a)(9) of the IRC for qualified plans or permitted under Section 72 of the IRC for non-qualified contracts.

PORTFOLIO REBALANCING
Portfolio Rebalancing is an option, which, if elected by the contractowner, restores to a pre-determined level the percentage of the account value, allocated to each variable subaccount. This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. Portfolio rebalancing may be changed at any time by submitting a written request to Lincoln Life. If portfolio rebalancing is elected, all purchase payments allocated to the variable subaccounts must be subject to portfolio rebalancing.

Portfolio rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the contractowner. Once the portfolio rebalancing option is activated, any variable account subaccount transfers executed outside of the portfolio rebalancing program will terminate the portfolio rebalancing program. Any subsequent purchase payment or withdrawal that modifies the account balance within each variable subaccount may also cause termination of the portfolio rebalancing program. Any such termination will be confirmed to the contractowner. The contractowner may terminate the portfolio rebalancing program or re-enroll at any time by writing Lincoln Life. If telephone authorization has been elected, the contractowner may make these elections by phone. The portfolio rebalancing program is not available following the annuity commencement date.

CROSS REINVESTMENT PROGRAM
Under this option, account value in a designated variable subaccount of the contract that exceeds a certain baseline amount is automatically transferred to another specific variable subaccount(s) of the contract at specific intervals. You may elect to participate in the cross reinvestment program at the time of application or at any time before the annuity commencement date by sending a written request to Lincoln Life or by telephone if we have your telephone authorization on file. You designate the holding account, the receiving account(s), and the baseline amount. Cross reinvestment will continue until we receive authorization to terminate the program.

The minimum holding account value required to establish cross-reinvestment is $10,000. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made. We reserve the right to discontinue this service at any time.


OTHER INFORMATION



LINCOLN FINANCIAL GROUP. Lincoln Financial Group is the marketing name for Lincoln National Corporation (NYSE:LNC) and its affiliates. With headquarters in Philadelphia, Lincoln Financial Group has consolidated assets of $93 billion at December 31, 2002 and had annual consolidated revenues of $4.6 billion in 2002. Through its wealth accumulation and protection businesses, the company provides annuities, life insurance, 401(k) plans, 529 college savings plans, mutual funds, managed accounts, institutional investment management and financial planning and advisory services.


LINCOLN LIFE'S CUSTOMERS. Sales literature for the VAA and the trust's funds may refer to the number of employers and the number of individual annuity clients which Lincoln Life serves. As of the date of this SAI, Lincoln Life was serving over 17,000 employers and more than 1.5 million individuals.


LINCOLN LIFE'S ASSETS, SIZE. Lincoln Life may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above). For example, at year-end 2002 Lincoln Life had assets of over $84 billion.



Due to differences in redemption rates, tax treatment or other considerations, the interests of contractowners under the variable life accounts could conflict with those of contractowners under the VAA. In those cases, where assets from variable life and variable annuity separate accounts are invested in the same fund(s) (i.e., where mixed funding occurs), the Boards of Directors of the fund involved will monitor for any material conflicts and determine what action, if any, should be taken. If it becomes necessary for any separate account to replace shares of any fund with another investment, that fund may have to liquidate securities on a disadvantageous basis. Refer to the Prospectus for each fund for more information about mixed funding.


FINANCIAL STATEMENTS


The financial statements of Lincoln Life and the VAA appear on the following pages.

This Registration Statement incorporates by reference the second prospectus included in the pre-effective amendment filing on Form N-4 on June 2, 2000 (333-32402), which was declared effective June 20, 2000.

This Registration Statement incorporates by reference the second statement of additional information included in the pre-effective amendment filing on Form N-4 on June 2, 2000 (333-32402), which was declared effective June 20, 2000.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

                                                      MORTALITY &
                                                      EXPENSE        CONTRACT
                                                      CHARGES        REDEMPTIONS
                                                      PAYABLE TO     DUE TO
                                                      THE LINCOLN    THE LINCOLN
                                                      NATIONAL LIFE  NATIONAL LIFE
                                                      INSURANCE      INSURANCE
                           INVESTMENTS  TOTAL ASSETS  COMPANY        COMPANY        NET ASSETS
-----------------------------------------------------------------------------------------------
SEI VP Core Fixed Income
   Subaccount              $50,895,764  $50,895,764      $2,046       $     3,121   $50,890,597
SEI VP Emerging Markets
   Debt Subaccount           8,043,076    8,043,076         304               494     8,042,278
SEI VP Emerging Markets
   Equity Subaccount         4,589,852    4,589,852         175               700     4,588,977
SEI VP High Yield Bond
   Subaccount                8,165,629    8,165,629         317               492     8,164,820
SEI VP International
   Equity Subaccount        13,047,488   13,047,488         506             1,442    13,045,540
SEI VP International
   Fixed Income
   Subaccount                8,378,609    8,378,609         320               694     8,377,595
SEI VP Large Cap Growth
   Subaccount               26,206,717   26,206,717       1,040             2,252    26,203,425
SEI VP Large Cap Value
   Subaccount               28,836,135   28,836,135       1,135             2,260    28,832,740
SEI VP Prime Obligation
   Subaccount                4,846,235    4,846,235         189           100,120     4,745,926
SEI VP Small Cap Growth
   Subaccount                5,569,447    5,569,447         214               242     5,568,991
SEI VP Small Cap Value
   Subaccount                9,238,357    9,238,357         352               242     9,237,763

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T

STATEMENT OF OPERATIONS

YEAR ENDED DECEMBER 31, 2002

                                                                          SEI VP
                                                           SEI VP         EMERGING
                                                           CORE FIXED     MARKETS
                                                           INCOME         DEBT
                                                           SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                       $ 1,650,015    $   668,506
  - Mortality and expense guarantees                          (607,114)      (102,424)
                                                           -----------    -----------
NET INVESTMENT INCOME (LOSS)                                 1,042,901        566,082
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                    193,919          1,254
  - Dividends from net realized gains on investments           853,313         45,246
                                                           -----------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                      1,047,232         46,500
NET CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION
   ON INVESTMENTS                                            1,524,977         25,995
                                                           -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $ 3,615,110    $   638,577
                                                           ===========    ===========

                                                           SEI VP         SEI VP
                                                           LARGE CAP      LARGE CAP
                                                           GROWTH         VALUE
                                                           SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                       $        --    $   415,892
  - Mortality and expense guarantees                          (336,182)      (382,966)
                                                           -----------    -----------
NET INVESTMENT INCOME (LOSS)                                  (336,182)        32,926
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                   (850,991)      (243,759)
  - Dividends from net realized gains on investments                --             --
                                                           -----------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                       (850,991)      (243,759)
NET CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION
   ON INVESTMENTS                                           (7,835,321)    (4,307,680)
                                                           -----------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $(9,022,494)   $(4,518,513)
                                                           ===========    ===========

See accompanying notes.

                                                           SEI VP                                         SEI VP
                                                           EMERGING      SEI VP          SEI VP           INTERNATIONAL
                                                           MARKETS       HIGH YIELD      INTERNATIONAL    FIXED
                                                           EQUITY        BOND            EQUITY           INCOME
                                                           SUBACCOUNT    SUBACCOUNT      SUBACCOUNT       SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                       $      --     $   566,740     $     67,966      $  490,662
  - Mortality and expense guarantees                         (70,532)       (104,926)        (168,531)       (116,102)
                                                           ----------    ------------    ------------      ----------
NET INVESTMENT INCOME (LOSS)                                 (70,532)        461,814         (100,565)        374,560
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                 (277,100)        (36,686)        (275,776)         93,733
  - Dividends from net realized gains on investments              --              --               --         101,142
                                                           ----------    ------------    ------------      ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                     (277,100)        (36,686)        (275,776)        194,875
NET CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION
   ON INVESTMENTS                                           (169,270)       (145,701)      (2,099,727)        859,221
                                                           ----------    ------------    ------------      ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $(516,902)    $   279,427     $ (2,476,068)     $1,428,656
                                                           ==========    ============    ============      ==========

                                                           SEI VP        SEI VP          SEI VP
                                                           PRIME         SMALL CAP       SMALL CAP
                                                           OBLIGATION    GROWTH          VALUE
                                                           SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS):
  - Dividends from investment income                       $ 121,669     $         --    $    30,668
  - Mortality and expense guarantees                        (135,076)         (79,214)      (131,861)
                                                           ----------    ------------    -----------
NET INVESTMENT INCOME (LOSS)                                 (13,407)         (79,214)      (101,193)
NET REALIZED GAIN (LOSS) ON INVESTMENTS:
  - Net realized gain (loss) on investments                       --          (87,583)        67,716
  - Dividends from net realized gains on investments              --               --        381,286
                                                           ----------    ------------    -----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS                           --          (87,583)       449,002
NET CHANGE IN UNREALIZED APPRECIATION OR DEPRECIATION
   ON INVESTMENTS                                                 --       (1,743,170)    (1,318,540)
                                                           ----------    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                              $ (13,407)    $ (1,909,967)   $  (970,731)
                                                           ==========    ============    ===========

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 2001 AND 2002

                                                                  SEI VP
                                                    SEI VP        EMERGING
                                                    CORE FIXED    MARKETS
                                                    INCOME        DEBT
                                                    SUBACCOUNT    SUBACCOUNT
----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $  8,453,381  $5,524,175
Changes From Operations:
  - Net investment income (loss)                         729,742     526,537
  - Net realized gain (loss) on investments              707,923       4,780
  - Net change in unrealized appreciation or
     depreciation on investments                        (373,695)    119,704
                                                    ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     1,063,970     651,021
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              25,516,658   1,051,260
    - Terminated contracts and transfers to
      annuity reserves                                (4,681,522)   (183,915)
                                                    ------------  ----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       20,835,136     867,345
                                                    ------------  ----------
TOTAL INCREASE IN NET ASSETS                          21,899,106   1,518,366
                                                    ------------  ----------
NET ASSETS AT DECEMBER 31, 2001                       30,352,487   7,042,541
Changes From Operations:
  - Net investment income (loss)                       1,042,901     566,082
  - Net realized gain (loss) on investments            1,047,232      46,500
  - Net change in unrealized appreciation or
     depreciation on investments                       1,524,977      25,995
                                                    ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                     3,615,110     638,577
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              27,976,171     786,285
    - Terminated contracts and transfers to
      annuity reserves                               (11,053,171)   (425,125)
                                                    ------------  ----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             16,923,000     361,160
                                                    ------------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               20,538,110     999,737
                                                    ------------  ----------
NET ASSETS AT DECEMBER 31, 2002                     $ 50,890,597  $8,042,278
                                                    ============  ==========

                                                    SEI VP       SEI VP
                                                    LARGE CAP    LARGE CAP
                                                    GROWTH       VALUE
                                                    SUBACCOUNT   SUBACCOUNT
----------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $ 7,221,014  $ 8,671,982
Changes From Operations:
  - Net investment income (loss)                       (191,552)     (20,035)
  - Net realized gain (loss) on investments            (272,315)     386,032
  - Net change in unrealized appreciation or
     depreciation on investments                     (2,779,595)    (895,294)
                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (3,243,462)    (529,297)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             17,600,171   17,021,932
    - Terminated contracts and transfers to
      annuity reserves                               (1,687,947)  (2,486,376)
                                                    -----------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      15,912,224   14,535,556
                                                    -----------  -----------
TOTAL INCREASE IN NET ASSETS                         12,668,762   14,006,259
                                                    -----------  -----------
NET ASSETS AT DECEMBER 31, 2001                      19,889,776   22,678,241
Changes From Operations:
  - Net investment income (loss)                       (336,182)      32,926
  - Net realized gain (loss) on investments            (850,991)    (243,759)
  - Net change in unrealized appreciation or
     depreciation on investments                     (7,835,321)  (4,307,680)
                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                   (9,022,494)  (4,518,513)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             18,426,892   14,956,745
    - Terminated contracts and transfers to
      annuity reserves                               (3,090,749)  (4,283,733)
                                                    -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                            15,336,143   10,673,012
                                                    -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               6,313,649    6,154,499
                                                    -----------  -----------
NET ASSETS AT DECEMBER 31, 2002                     $26,203,425  $28,832,740
                                                    ===========  ===========

See accompanying notes.

                                                    SEI VP                                 SEI VP
                                                    EMERGING    SEI VP      SEI VP         INTERNATIONAL
                                                    MARKETS     HIGH YIELD  INTERNATIONAL  FIXED
                                                    EQUITY      BOND        EQUITY         INCOME
                                                    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $3,558,290  $5,123,463  $  5,571,424    $ 5,589,782
Changes From Operations:
  - Net investment income (loss)                       (58,462)    479,781      (100,365)       (94,432)
  - Net realized gain (loss) on investments           (173,755)    (16,118)     (134,433)        44,499
  - Net change in unrealized appreciation or
     depreciation on investments                      (193,310)   (338,621)   (1,868,997)      (362,247)
                                                    ----------  ----------  ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (425,527)    125,042    (2,103,795)      (412,180)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                             2,262,336   1,325,319     7,490,235      3,465,371
    - Terminated contracts and transfers to
      annuity reserves                                (421,922)   (208,668)     (623,436)      (626,602)
                                                    ----------  ----------  ------------    -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                      1,840,414   1,116,651     6,866,799      2,838,769
                                                    ----------  ----------  ------------    -----------
TOTAL INCREASE IN NET ASSETS                         1,414,887   1,241,693     4,763,004      2,426,589
                                                    ----------  ----------  ------------    -----------
NET ASSETS AT DECEMBER 31, 2001                      4,973,177   6,365,156    10,334,428      8,016,371
Changes From Operations:
  - Net investment income (loss)                       (70,532)    461,814      (100,565)       374,560
  - Net realized gain (loss) on investments           (277,100)    (36,686)     (275,776)       194,875
  - Net change in unrealized appreciation or
     depreciation on investments                      (169,270)   (145,701)   (2,099,727)       859,221
                                                    ----------  ----------  ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                    (516,902)    279,427    (2,476,068)     1,428,656
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                               924,520   1,969,466     6,529,848      1,213,500
    - Terminated contracts and transfers to
      annuity reserves                                (791,818)   (449,229)   (1,342,668)    (2,280,932)
                                                    ----------  ----------  ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                              132,702   1,520,237     5,187,180     (1,067,432)
                                                    ----------  ----------  ------------    -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (384,200)  1,799,664     2,711,112        361,224
                                                    ----------  ----------  ------------    -----------
NET ASSETS AT DECEMBER 31, 2002                     $4,588,977  $8,164,820  $ 13,045,540    $ 8,377,595
                                                    ==========  ==========  ============    ===========

                                                    SEI VP        SEI VP         SEI VP
                                                    PRIME         SMALL CAP      SMALL CAP
                                                    OBLIGATION    GROWTH         VALUE
                                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
--------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1, 2001                       $    454,492  $   5,145,666  $ 6,436,431
Changes From Operations:
  - Net investment income (loss)                          47,487        (74,550)     (71,036)
  - Net realized gain (loss) on investments                   --        (66,417)     653,513
  - Net change in unrealized appreciation or
     depreciation on investments                              --     (1,178,490)     422,851
                                                    ------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                        47,487     (1,319,457)   1,005,328
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              12,996,175      2,271,729    1,931,482
    - Terminated contracts and transfers to
      annuity reserves                                (2,280,934)      (333,201)    (393,000)
                                                    ------------  -------------  -----------
NET INCREASE IN NET ASSETS RESULTING FROM UNIT
   TRANSACTIONS                                       10,715,241      1,938,528    1,538,482
                                                    ------------  -------------  -----------
TOTAL INCREASE IN NET ASSETS                          10,762,728        619,071    2,543,810
                                                    ------------  -------------  -----------
NET ASSETS AT DECEMBER 31, 2001                       11,217,220      5,764,737    8,980,241
Changes From Operations:
  - Net investment income (loss)                         (13,407)       (79,214)    (101,193)
  - Net realized gain (loss) on investments                   --        (87,583)     449,002
  - Net change in unrealized appreciation or
     depreciation on investments                              --     (1,743,170)  (1,318,540)
                                                    ------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS                                       (13,407)    (1,909,967)    (970,731)
Changes From Unit Transactions:
  Accumulation Units:
    - Contract purchases                              10,911,859      2,035,689    1,877,005
    - Terminated contracts and transfers to
      annuity reserves                               (17,369,746)      (321,468)    (648,752)
                                                    ------------  -------------  -----------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS                             (6,457,887)     1,714,221    1,228,253
                                                    ------------  -------------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS               (6,471,294)      (195,746)     257,522
                                                    ------------  -------------  -----------
NET ASSETS AT DECEMBER 31, 2002                     $  4,745,926  $   5,568,991  $ 9,237,763
                                                    ============  =============  ===========

See accompanying notes.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002

1. ACCOUNTING POLICIES AND VARIABLE ACCOUNT INFORMATION

THE VARIABLE ACCOUNT:

Lincoln Life Variable Annuity Account T (the Variable Account) is a segregated investment account of The Lincoln National Life Insurance Company (the Company) and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust. The operations of the Variable Account, which commenced on April 5, 2000, are part of the operations of the Company. The Variable Account consists of four products which are listed below.

  SEI Select Variable Annuity B+ Share
  SEI Select Variable Annuity B+ Share with Bonus
  SEI Variable Annuity C Share
  SEI Variable Annuity Fee Based

The assets of the Variable Account are owned by the Company. The portion of the Variable Account's assets supporting the annuity contracts may not be used to satisfy liabilities arising from any other business of the Company.

BASIS OF PRESENTATION:

The accompanying financial statements have been prepared in accordance with accounting principles generally accepted in the United States for unit investment trusts.

INVESTMENTS:

The Variable Account invests in the SEI Insurance Products Trust (SEI VP) which consists of the following mutual funds (the Funds):

  SEI VP Core Fixed Income Fund
  SEI VP Emerging Markets Debt Fund
  SEI VP Emerging Markets Equity Fund
  SEI VP High Yield Bond Fund
  SEI VP International Equity Fund
  SEI VP International Fixed Income Fund
  SEI VP Large Cap Growth Fund
  SEI VP Large Cap Value Fund
  SEI VP Prime Obligation Fund
  SEI VP Small Cap Growth Fund
  SEI VP Small Cap Value Fund

SEI is registered as an open-ended management investment company. Investment in the Funds are stated at the closing net asset value per share on December 31, 2002, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Investment transactions are accounted for on a trade date-basis. The cost of investments sold is determined by the average-cost method.

DIVIDENDS:

Dividends paid to the Variable Account are automatically reinvested in shares of the Funds on the payable date. Dividend income is recorded on the ex-dividend date.

FEDERAL INCOME TAXES:

Operations of the Variable Account form a part of and are taxed with operations of the Company, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended. Under current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES

Amounts are paid to the Company for mortality and expense (M&E) guarantees at a percentage of the current value of the Variable Account each day. The rates are as follows:

- SEI Select Variable Annuity B+ Share at a daily rate of .0034247% (1.25% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0035616% (1.30% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0038356% (1.40% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0042466% (1.55% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0043836% (1.60% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0045205% (1.65% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0050685% (1.85% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0058904% (2.15% on an annual basis)
- SEI Select Variable Annuity B+ Share at a daily rate of .0064386% (2.35% on an annual basis)

- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0039726% (1.45% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0041096% (1.50% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0043836% (1.60% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0047945% (1.75% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0049315% (1.80% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0050685% (1.85% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0056164% (2.05% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0064384% (2.35% on an annual basis)
- SEI Select Variable Annuity B+ Share with Bonus at a daily rate of .0069863% (2.55% on an annual basis)

- SEI Variable Annuity C Share at a daily rate of .0036986% (1.35% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0038356% (1.40% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0041096% (1.50% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0045205% (1.65% on an annual basis)

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. MORTALITY AND EXPENSE GUARANTEES AND OTHER TRANSACTIONS WITH AFFILIATES (CONTINUED)
- SEI Variable Annuity C Share at a daily rate of .0046575% (1.70% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0047945% (1.75% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0053425% (1.95% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0061644% (2.25% on an annual basis)
- SEI Variable Annuity C Share at a daily rate of .0067123% (2.45% on an annual basis)

- SEI Variable Annuity Fee Based at a daily rate of .0009589% (.35% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0010959% (.40% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0013699% (.50% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0017808% (.65% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0019178% (.70% on an annual basis)
- SEI Variable Annuity Fee Based at a daily rate of .0020548% (.75% on an annual basis)

In addition, amounts retained by the Company for processing sales of annuity contracts for contract charges and surrender charges for the years ended December 31, 2002 and 2001 totaled $9,150 and $1,880, respectively.

The Company is responsible for all sales, general and administrative expenses applicable to the Variable Account.

The following is a summary of investments owned by the Company at December 31, 2002.

                                          COST        NET ASSETS
----------------------------------------------------------------
SEI VP Core Fixed Income                  $5,000,000  $6,201,773
SEI VP Emerging Markets Debt               5,000,000   6,364,261
SEI VP Emerging Markets Equity             5,000,000   2,429,399
SEI VP High Yield Bond                     5,000,000   5,217,124
SEI VP International Equity                5,000,000   2,410,777
SEI VP International Fixed Income          5,000,000   5,408,578
SEI VP Large Cap Growth                    5,000,000   1,795,306
SEI VP Large Cap Value                     5,000,000   4,382,892
SEI VP Small Cap Growth                    5,000,000   2,615,027
SEI VP Small Cap Value                     5,000,000   6,197,554

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION

A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2002 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                             UNIT VALUE    UNIT VALUE                                                INVESTMENT
                             BEGINNING     END           UNITS                         TOTAL         INCOME
                             OF PERIOD     OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)     RATIO(3)
---------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED INCOME
   FUND                                                                                                  $3.96%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)$10.00     $  10.72          38,171     $   409,159         7.19%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00         10.71          58,486         626,354         7.10%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00         10.70          70,869         758,485         7.03%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00         10.69          18,773         200,757         6.94%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00         10.68          26,692         285,140         6.82%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00         10.67          13,862         147,917         6.70%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      11.41         12.41         999,648      12,406,971         8.74%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      11.40         12.40       1,319,775      16,359,052         8.68%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      11.39         12.37         502,053       6,208,708         8.57%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      11.36         12.31       1,056,776      13,006,958         8.41%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      10.01         10.85           6,203          67,284         8.33%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      10.01         10.84          37,710         408,771         8.27%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      11.60         12.74              99           1,265         9.86%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      11.59         12.73              99           1,264         9.83%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      11.57         12.68              99           1,258         9.60%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      11.54         12.64              99           1,254         9.53%
SEI VP EMERGING MARKETS
   DEBT FUND                                                                                              9.04%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00         10.40           1,458          15,165         3.98%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00         10.39           1,908          19,829         3.93%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00         10.39           5,247          54,534         3.92%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00         10.37             952           9,867         3.66%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00         10.36           1,850          19,159         3.56%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      11.74         12.74         283,811       3,614,790         8.52%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      11.73         12.72         304,737       3,876,264         8.46%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      11.71         12.69          22,049         279,783         8.35%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      11.68         12.63           7,581          95,778         8.19%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      10.55         11.41             384           4,385         8.13%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      10.55         11.40           4,170          47,551         8.09%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      11.93         13.08              99           1,298         9.63%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      11.92         13.07              99           1,297         9.60%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      11.90         13.01              99           1,291         9.38%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      11.87         12.97              99           1,287         9.30%
SEI VP EMERGING MARKETS
   EQUITY FUND                                                                                               --
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00          8.76             329           2,886     (12.41)%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00          8.75           1,653          14,472     (12.47)%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          8.75           3,548          31,043     (12.49)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          8.74              83             723     (12.64)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          8.73             188           1,645     (12.69)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          8.73             549           4,790     (12.70)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       5.42          4.86         403,488       1,961,720     (10.25)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       5.41          4.86         375,902       1,825,207     (10.29)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       5.40          4.84         117,978         571,362     (10.38)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       5.39          4.82          29,360         141,625     (10.52)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      12.20         10.91             100           1,096     (10.54)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      12.20         10.90           2,791          30,435     (10.59)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       5.50          4.98              99             494      (9.41)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       5.49          4.97              99             494      (9.44)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       5.49          4.97              99             493      (9.51)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       5.48          4.95              99             492      (9.63)%
SEI VP HIGH YIELD BOND
   FUND                                                                                                   7.61%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00         10.28           1,471          15,129         2.85%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00         10.28           1,924          19,781         2.79%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00         10.27           4,976          51,110         2.71%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00         10.25             960           9,844         2.54%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00         10.24           1,866          19,113         2.44%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      10.02         10.44         294,262       3,070,728         4.18%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.01         10.43         339,215       3,537,070         4.13%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.00         10.40          30,145         313,570         4.02%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       9.97         10.36         103,414       1,071,127         3.86%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      10.16         10.54             581           6,124         3.77%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      10.16         10.53           4,460          46,979         3.73%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      10.18         10.72              99           1,064         5.24%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      10.18         10.72              99           1,064         5.24%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      10.17         10.70              99           1,062         5.17%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      10.13         10.63              99           1,055         4.90%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             UNIT VALUE    UNIT VALUE                                                INVESTMENT
                             BEGINNING     END           UNITS                         TOTAL         INCOME
                             OF PERIOD     OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)     RATIO(3)
---------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
   EQUITY FUND                                                                                            0.57%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00          8.61           8,860          76,269     (13.92)%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00          8.60          25,120         216,126     (13.96)%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          8.60          47,725         410,332     (14.02)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          8.59           2,057          17,664     (14.14)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          8.58           5,655          48,526     (14.19)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          8.57           7,855          67,338     (14.28)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       5.97          4.82         864,769       4,172,182     (19.25)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       5.97          4.82         961,197       4,631,364     (19.29)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       5.96          4.81         431,929       2,075,681     (19.37)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       5.95          4.79         253,316       1,212,872     (19.49)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      10.99          8.84           4,059          35,878     (19.53)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      10.98          8.84           8,980          79,350     (19.56)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       6.06          4.94              99             491     (18.48)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       6.06          4.94              99             490     (18.52)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       6.06          4.93              99             489     (18.58)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       6.04          4.92              99             488     (18.67)%
SEI VP INTERNATIONAL
   FIXED INCOME FUND                                                                                      5.90%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       9.16         10.82         334,034       3,615,597        18.14%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       9.15         10.81         335,842       3,630,437        18.08%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       9.14         10.78          81,653         880,316        17.96%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       9.12         10.74          17,689         189,996        17.79%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                       9.42         11.09           5,129          56,853        17.68%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       9.31         11.10              99           1,102        19.30%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       9.31         11.10              99           1,102        19.30%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       9.30         11.09              99           1,100        19.23%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       9.26         11.01              99           1,092        18.91%
SEI VP LARGE CAP GROWTH
   FUND                                                                                                      --
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00          7.49          21,707         162,657     (25.07)%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00          7.49          46,291         346,678     (25.11)%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          7.48         104,253         780,181     (25.16)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          7.47           9,187          68,670     (25.25)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          7.47          14,876         111,141     (25.29)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          7.46          13,390          99,915     (25.38)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       5.33          3.59       2,117,882       7,606,163     (32.66)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       5.33          3.59       2,289,187       8,210,656     (32.69)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       5.32          3.58       1,291,050       4,618,636     (32.76)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       5.31          3.56       1,123,983       4,005,675     (32.86)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      11.97          8.03           7,996          64,242     (32.90)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      11.97          8.03          15,860         127,353     (32.92)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       5.41          3.68              99             366     (31.96)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       5.41          3.67              99             365     (32.06)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       5.40          3.67              99             364     (32.12)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       5.39          3.66              99             363     (32.20)%
SEI VP LARGE CAP VALUE
   FUND                                                                                                   1.56%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00          8.69          18,378         159,634     (13.14)%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00          8.68          38,281         332,401     (13.17)%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          8.68          88,338         766,486     (13.23)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          8.66           7,873          68,214     (13.35)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          8.66          12,635         109,417     (13.40)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          8.65          11,042          95,524     (13.49)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      10.37          8.77       1,003,167       8,799,126     (15.45)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.37          8.76       1,097,170       9,611,121     (15.49)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.35          8.74         530,035       4,631,166     (15.57)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      10.32          8.70         467,553       4,068,590     (15.70)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      10.91          9.19           6,659          61,233     (15.74)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      10.91          9.19          13,737         126,264     (15.77)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      10.54          9.00              99             894     (14.59)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      10.54          9.00              99             893     (14.62)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      10.53          8.98              99             891     (14.71)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      10.49          8.93              99             886     (14.86)%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             UNIT VALUE    UNIT VALUE                                                INVESTMENT
                             BEGINNING     END           UNITS                         TOTAL         INCOME
                             OF PERIOD     OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)     RATIO(3)
---------------------------------------------------------------------------------------------------------------
SEI VP PRIME OBLIGATION
   FUND                                                                                                   1.37%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00         10.01             802           8,030         0.15%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00         10.00           1,469          14,692         0.00%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          9.98           2,938          29,319      (0.22)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          9.99             377           3,762      (0.14)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          9.98             609           6,078      (0.23)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          9.96             479           4,771      (0.37)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      10.54         10.54         185,607       1,955,603         0.01%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.53         10.52         159,291       1,675,981      (0.04)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.51         10.50          57,134         599,791      (0.14)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      10.48         10.45          40,987         428,360      (0.29)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      10.01          9.97             753           7,504      (0.35)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      10.01          9.96           1,208          12,035      (0.42)%
SEI VP SMALL CAP GROWTH
   FUND                                                                                                      --
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00          7.60           2,294          17,442     (23.98)%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00          7.60           5,179          39,337     (24.04)%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          7.60          11,087          84,208     (24.05)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          7.58           1,093           8,290     (24.16)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          7.58           1,755          13,304     (24.20)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          7.57           1,268           9,594     (24.31)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       7.36          5.23         409,561       2,143,388     (28.89)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       7.35          5.23         438,665       2,292,710     (28.93)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       7.34          5.21          97,764         509,671     (29.00)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       7.32          5.19          81,968         425,552     (29.11)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      11.84          8.39             978           8,205     (29.14)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      11.84          8.38           1,809          15,165     (29.19)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       7.47          5.37              99             533     (28.20)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       7.47          5.36              99             532     (28.22)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       7.47          5.35              99             531     (28.29)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       7.44          5.33              99             529     (28.38)%
SEI VP SMALL CAP VALUE
   FUND                                                                                                   0.32%
  SEI Select Variable
     Annuity B+ Share
     (1.25% Fee Rate)        (1)10.00          9.27           1,878          17,409      (7.30)%
  SEI Select Variable
     Annuity B+ Share
     (1.30% Fee Rate)        (1)10.00          9.27           4,237          39,262      (7.34)%
  SEI Select Variable
     Annuity B+ Share
     (1.40% Fee Rate)        (1)10.00          9.26           9,154          84,775      (7.39)%
  SEI Select Variable
     Annuity B+ Share
     (1.55% Fee Rate)        (1)10.00          9.25             895           8,274      (7.53)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.60%
     Fee Rate)               (1)10.00          9.24           1,437          13,279      (7.57)%
  SEI Select Variable
     Annuity B+ Share
     with Bonus (1.75%
     Fee Rate)               (1)10.00          9.23           1,038           9,576      (7.70)%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      13.75         12.40         314,286       3,898,088      (9.78)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      13.74         12.39         336,193       4,164,373      (9.83)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      13.72         12.35          43,061         532,011      (9.92)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      13.68         12.30          35,839         440,977     (10.06)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                      11.58         10.41             831           8,650     (10.09)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                      11.58         10.40           1,543          16,050     (10.14)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      13.98         12.74              99           1,264      (8.86)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      13.97         12.72              99           1,263      (8.92)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      13.93         12.67              99           1,258      (9.04)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      13.91         12.64              99           1,254      (9.15)%

------------------

(1) Reflects less than a full year of activity. Funds were first received in this option on 2/19/2002.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2001 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense charges.

                             UNIT VALUE    UNIT VALUE                                                INVESTMENT
                             BEGINNING     END           UNITS                         TOTAL         INCOME
                             OF PERIOD     OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)     RATIO(3)
---------------------------------------------------------------------------------------------------------------
SEI VP CORE FIXED INCOME
   FUND                                                                                                  $5.12%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                   $  10.74      $  11.41         931,296     $10,630,066         6.28%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.74         11.40         981,682      11,196,021         6.22%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.73         11.39         340,346       3,876,651         6.12%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      10.72         11.36         408,651       4,641,126         5.96%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         10.01             100           1,001         0.13%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         10.01             100           1,001         0.12%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      10.81         11.60             100           1,156         7.36%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      10.80         11.59             100           1,155         7.31%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      10.80         11.57             100           1,152         7.08%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      10.78         11.54             100           1,150         7.01%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         10.04             100           1,004         0.42%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         10.04             100           1,004         0.42%
SEI VP EMERGING MARKETS
   DEBT FUND                                                                                              9.72%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      10.57         11.74         278,741       3,271,640        11.05%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.57         11.73         289,635       3,396,749        11.00%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.56         11.71          20,694         242,344        10.88%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      10.55         11.68          10,519         122,839        10.72%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         10.55             100           1,055         5.51%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         10.55             100           1,055         5.50%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      10.63         11.93             100           1,188        12.19%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      10.63         11.92             100           1,188        12.13%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      10.63         11.90             100           1,185        11.91%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      10.61         11.87             100           1,182        11.82%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         10.58             100           1,058         5.81%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         10.58             100           1,058         5.81%
SEI VP EMERGING MARKETS
   EQUITY FUND                                                                                               --
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       6.17          5.42         378,968       2,052,866       (12.27)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       6.17          5.41         372,748       2,017,524       (12.31)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       6.17          5.40         126,760         685,005       (12.40)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       6.16          5.39          39,089         210,708       (12.53)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         12.20             100           1,220        21.98%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         12.20             100           1,220        21.96%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       6.21          5.50             100             548       (11.44)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       6.21          5.49             100             547       (11.53)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       6.21          5.49             100             547       (11.58)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       6.20          5.48             100             546       (11.64)%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         12.23             100           1,223        22.33%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         12.23             100           1,223        22.32%
SEI VP HIGH YIELD BOND
   FUND                                                                                                   9.49%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       9.76         10.02         286,611       2,872,683         2.69%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       9.76         10.01         311,106       3,115,391         2.63%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       9.75         10.00          24,302         243,021         2.53%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       9.74          9.97          12,628         125,937         2.38%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         10.16             100           1,016         1.56%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         10.16             100           1,016         1.55%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       9.82         10.18             100           1,015         3.71%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       9.82         10.18             100           1,015         3.71%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       9.82         10.17             100           1,014         3.64%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       9.80         10.13             100           1,010         3.39%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         10.19             100           1,019         1.86%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         10.19             100           1,019         1.86%
SEI VP INTERNATIONAL
   EQUITY FUND                                                                                            0.16%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       7.97          5.97         629,791       3,762,762       (25.07)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       7.97          5.97         661,815       3,950,883       (25.11)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       7.97          5.96         328,041       1,955,115       (25.18)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       7.96          5.95         110,787         658,854       (25.30)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         10.99             100           1,099         9.86%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         10.98             100           1,098         9.85%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       8.02          6.06             100             604       (24.41)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       8.02          6.06             100             604       (24.41)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       8.02          6.06             100             603       (24.46)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       8.01          6.04             100             602       (24.51)%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         11.02             100           1,102        10.18%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         11.02             100           1,102        10.17%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             UNIT VALUE    UNIT VALUE                                                INVESTMENT
                             BEGINNING     END           UNITS                         TOTAL         INCOME
                             OF PERIOD     OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)     RATIO(3)
---------------------------------------------------------------------------------------------------------------
SEI VP INTERNATIONAL
   FIXED INCOME FUND                                                                                         --
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       9.81          9.16         353,420       3,238,035        (6.59)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       9.80          9.15         409,688       3,750,521        (6.63)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       9.80          9.14          71,035         649,208        (6.73)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       9.79          9.12          40,699         371,131        (6.87)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00          9.42             100             942        (5.77)%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00          9.42             100             942        (5.80)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       9.87          9.31             100             927        (5.67)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       9.87          9.31             100             927        (5.67)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       9.86          9.30             100             926        (5.73)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       9.85          9.26             100             922        (5.99)%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00          9.45             100             945        (5.51)%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00          9.45             100             945        (5.52)%
SEI VP LARGE CAP GROWTH
   FUND                                                                                                      --
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       7.42          5.33       1,270,309       6,774,919       (28.12)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       7.42          5.33       1,216,879       6,484,711       (28.16)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       7.41          5.32         728,276       3,874,800       (28.23)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       7.41          5.31         517,759       2,748,397       (28.34)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         11.97             100           1,197        19.73%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         11.97             100           1,197        19.72%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       7.46          5.41             100             539       (27.46)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       7.46          5.41             100             539       (27.52)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       7.46          5.40             100             538       (27.57)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       7.45          5.39             100             537       (27.63)%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         12.01             100           1,201        20.08%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         12.01             100           1,201        20.07%
SEI VP LARGE CAP VALUE
   FUND                                                                                                   1.30%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      10.83         10.37         780,486       8,096,513        (4.21)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.83         10.37         756,094       7,837,157        (4.26)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.82         10.35         379,372       3,926,167        (4.36)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      10.81         10.32         272,207       2,809,840        (4.50)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         10.91             100           1,091         9.13%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         10.91             100           1,091         9.12%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      10.90         10.54             100           1,050        (3.24)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      10.90         10.54             100           1,050        (3.27)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      10.98         10.53             100           1,049        (4.14)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      10.87         10.49             100           1,045        (3.56)%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         10.94             100           1,094         9.44%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         10.94             100           1,094         9.43%
SEI VP PRIME OBLIGATION
   FUND                                                                                                   2.80%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      10.29         10.54         193,162       2,035,056         2.43%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      10.28         10.53         216,707       2,281,240         2.38%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      10.28         10.51          60,556         636,624         2.28%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      10.26         10.48         596,854       6,256,029         2.13%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         10.01             100           1,001         0.07%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         10.01             100           1,001         0.06%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      10.35         10.71             100           1,067         3.46%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      10.35         10.71             100           1,067         3.44%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      10.35         10.70             100           1,066         3.40%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      10.33         10.65             100           1,061         3.11%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         10.04             100           1,004         0.36%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         10.04             100           1,004         0.36%
SEI VP SMALL CAP GROWTH
   FUND                                                                                                      --
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       9.55          7.36         330,522       2,432,656       (22.96)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       9.55          7.35         354,246       2,605,145       (23.00)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       9.55          7.34          56,653         415,983       (23.08)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       9.53          7.32          41,407         303,236       (23.19)%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         11.84             100           1,184        18.42%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         11.84             100           1,184        18.41%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       9.61          7.47             100             745       (22.23)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       9.61          7.47             100             744       (22.25)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       9.61          7.47             100             744       (22.29)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       9.59          7.44             100             741       (22.42)%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         11.88             100           1,188        18.76%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         11.87             100           1,187        18.75%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             UNIT VALUE    UNIT VALUE                                                INVESTMENT
                             BEGINNING     END           UNITS                         TOTAL         INCOME
                             OF PERIOD     OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)     RATIO(3)
---------------------------------------------------------------------------------------------------------------
SEI VP SMALL CAP VALUE
   FUND                                                                                                   0.47%
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                      12.13         13.75         294,096       4,043,326        13.35%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                      12.12         13.74         305,265       4,193,486        13.30%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                      12.12         13.72          30,528         418,700        13.18%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                      12.10         13.68          22,992         314,533        13.01%
  SEI Variable Annuity C
     Share (1.70% Fee
     Rate)                   (1)10.00         11.58             100           1,158        15.79%
  SEI Variable Annuity C
     Share (1.75% Fee
     Rate)                   (1)10.00         11.58             100           1,158        15.77%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                      12.20         13.98             100           1,392        14.53%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                      12.20         13.97             100           1,392        14.48%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                      12.19         13.93             100           1,388        14.28%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                      12.18         13.91             100           1,386        14.19%
  SEI Variable Annuity
     Fee Based (.70% Fee
     Rate)                   (1)10.00         11.61             100           1,161        16.11%
  SEI Variable Annuity
     Fee Based (.75% Fee
     Rate)                   (1)10.00         11.61             100           1,161        16.11%

------------------

(1) Reflects less than a full year of activity. Funds were first received in this option on 9/19/2001.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.
(3) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense guarantee charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest. Investment income ratios are not annualized.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)
A summary of the unit values, units outstanding, net assets and total return and investment income ratios for variable annuity contracts as of and for the year or period ended December 31, 2000 follows. The fee rates below represent annualized contract expenses of the separate account, consisting primarily of mortality and expense guarantee charges.

                             UNIT VALUE      UNIT VALUE
                             BEGINNING       END           UNITS                         TOTAL
                             OF PERIOD(1)    OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)
----------------------------------------------------------------------------------------------------
SEI VP CORE FIXED INCOME
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                   $   10.00       $  10.74      $ 312,590      $ 3,358,172    $      7.40%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00          10.74        408,604        4,388,312           7.37%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00          10.73         25,517          273,974           7.34%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00          10.72         39,976          428,604           7.18%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00          10.81            100            1,081           8.05%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00          10.80            100            1,080           8.05%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00          10.80            100            1,080           8.01%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00          10.78            100            1,078           7.84%
SEI VP EMERGING MARKETS
   DEBT FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00          10.57        255,838        2,703,997           5.69%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00          10.57        261,267        2,760,527           5.66%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00          10.56          1,536           16,219           5.61%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00          10.55          3,715           39,182           5.48%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00          10.63            100            1,063           6.33%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00          10.63            100            1,063           6.33%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00          10.63            100            1,063           6.29%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00          10.61            100            1,061           6.12%
SEI VP EMERGING MARKETS
   EQUITY FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00           6.17        265,127        1,637,064         (38.25)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00           6.17        272,570        1,682,502         (38.27)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00           6.17         32,817          202,450         (38.31)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00           6.16          5,483           33,791         (38.37)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00           6.21            100              621         (37.90)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00           6.21            100              621         (37.91)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00           6.21            100              621         (37.93)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00           6.20            100              620         (37.98)%
SEI VP HIGH YIELD BOND
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00           9.76        256,335        2,503,891          (2.40)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00           9.76        262,205        2,560,453          (2.43)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00           9.75          1,652           16,124          (2.47)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00           9.74          4,007           39,065          (2.59)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00           9.82            100              983          (1.81)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00           9.82            100              983          (1.81)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00           9.82            100              983          (1.84)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00           9.80            100              981          (1.99)%
SEI VP INTERNATIONAL
   EQUITY FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00           7.97        289,967        2,312,074         (20.26)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00           7.97        319,194        2,544,336         (20.29)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00           7.97         72,150          574,751         (20.34)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00           7.96         17,217          137,056         (20.39)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00           8.02            100              802         (19.80)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00           8.02            100              802         (19.82)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00           8.02            100              802         (19.83)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00           8.01            100              801         (19.93)%
SEI VP INTERNATIONAL
   FIXED INCOME FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00           9.81        265,271        2,601,732          (1.92)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00           9.80        289,490        2,838,399          (1.95)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00           9.80          3,594           35,216          (2.02)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00           9.79         11,285          110,490          (2.09)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00           9.87            100              987          (1.34)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00           9.87            100              987          (1.34)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00           9.86            100              986          (1.37)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00           9.85            100              985          (1.53)%
SEI VP LARGE CAP GROWTH
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00           7.42        363,718        2,698,649         (25.80)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00           7.42        407,546        3,022,902         (25.83)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00           7.41        148,284        1,099,228         (25.87)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00           7.41         53,632          397,252         (25.93)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00           7.46            100              746         (25.37)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00           7.46            100              746         (25.37)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00           7.46            100              746         (25.39)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00           7.45            100              745         (25.50)%

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

3. CONDENSED FINANCIAL INFORMATION (CONTINUED)

                             UNIT VALUE      UNIT VALUE
                             BEGINNING       END           UNITS                         TOTAL
                             OF PERIOD(1)    OF PERIOD     OUTSTANDING    NET ASSETS     RETURN(2)
----------------------------------------------------------------------------------------------------
SEI VP LARGE CAP VALUE
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00          10.83        322,222        3,489,614           8.30%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00          10.83        349,997        3,789,264           8.27%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00          10.82         95,607        1,034,511           8.20%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00          10.81         32,772          354,228           8.09%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00          10.90            100            1,090           8.95%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00          10.90            100            1,090           8.95%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00          10.98            100            1,098           9.81%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00          10.87            100            1,087           8.74%
SEI VP PRIME OBLIGATION
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00          10.29          3,239           33,325           2.85%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00          10.28         13,706          140,976           2.82%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00          10.28         11,791          121,234           2.79%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00          10.26         15,079          154,819           2.64%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00          10.35            100            1,035           3.49%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00          10.35            100            1,035           3.49%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00          10.35            100            1,035           3.45%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00          10.33            100            1,033           3.29%
SEI VP SMALL CAP GROWTH
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00           9.55        258,650        2,471,008          (4.47)%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00           9.55        263,625        2,517,757          (4.49)%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00           9.55         11,084          105,797          (4.55)%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00           9.53          4,957           47,262          (4.65)%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00           9.61            100              961          (3.89)%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00           9.61            100              961          (3.90)%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00           9.61            100              961          (3.94)%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00           9.59            100              959          (4.08)%
SEI VP SMALL CAP VALUE
   FUND
  SEI Variable Annuity C
     Share (1.35% Fee
     Rate)                       10.00          12.13        256,791        3,114,529          21.29%
  SEI Variable Annuity C
     Share (1.40% Fee
     Rate)                       10.00          12.12        260,862        3,162,927          21.25%
  SEI Variable Annuity C
     Share (1.50% Fee
     Rate)                       10.00          12.12          8,806          106,706          21.18%
  SEI Variable Annuity C
     Share (1.65% Fee
     Rate)                       10.00          12.10          3,915           47,392          21.05%
  SEI Variable Annuity
     Fee Based (.35% Fee
     Rate)                       10.00          12.20            100            1,220          22.03%
  SEI Variable Annuity
     Fee Based (.40% Fee
     Rate)                       10.00          12.20            100            1,220          22.01%
  SEI Variable Annuity
     Fee Based (.50% Fee
     Rate)                       10.00          12.19            100            1,219          21.91%
  SEI Variable Annuity
     Fee Based (.65% Fee
     Rate)                       10.00          12.18            100            1,218          21.79%

------------------

(1) Reflects less than a full year of activity. Funds were first received in this option on 5/22/2000.
(2) These amounts represent the total return, including changes in the value of the underlying subaccount, and reflect deductions for all items included in the fee rate. The total return does not include contract charges deducted directly from policy account values. The total return is not annualized.

LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 2002.

                                          AGGREGATE    AGGREGATE
                                          COST OF      PROCEEDS
                                          PURCHASES    FROM SALES
-----------------------------------------------------------------
SEI VP Core Fixed Income Fund             $27,013,467  $7,784,078
SEI VP Emerging Markets Debt Fund           1,422,382     434,253
SEI VP Emerging Markets Equity Fund           819,393     733,453
SEI VP High Yield Bond Fund                 2,324,367     316,785
SEI VP International Equity Fund            5,946,154     804,867
SEI VP International Fixed Income Fund      1,763,534   2,331,703
SEI VP Large Cap Growth Fund               16,985,297   1,715,133
SEI VP Large Cap Value Fund                13,766,358   2,788,316
SEI VP Prime Obligation Fund               10,587,653  16,361,577
SEI VP Small Cap Growth Fund                1,844,595     178,216
SEI VP Small Cap Value Fund                 2,025,825     485,631

5. INVESTMENTS

The following is a summary of investments owned at December 31, 2002.

                                  SHARES         NET ASSET
                                  OUTSTANDING    VALUE        VALUE OF SHARES    COST OF SHARES
-----------------------------------------------------------------------------------------------
SEI VP Core Fixed Income Fund      4,716,938     $  10.79     $   50,895,764     $   49,494,767
SEI VP Emerging Markets Debt
   Fund                              800,306        10.05          8,043,076          8,031,314
SEI VP Emerging Markets Equity
   Fund                              910,685         5.04          4,589,852          6,891,739
SEI VP High Yield Bond Fund          964,065         8.47          8,165,629          9,086,028
SEI VP International Equity
   Fund                            2,657,330         4.91         13,047,488         18,140,210
SEI VP International Fixed
   Income Fund                       810,310        10.34          8,378,609          7,901,369
SEI VP Large Cap Growth Fund       7,044,817         3.72         26,206,717         38,620,841
SEI VP Large Cap Value Fund        3,345,259         8.62         28,836,135         33,518,465
SEI VP Prime Obligation Fund       4,846,235         1.00          4,846,235          4,846,235
SEI VP Small Cap Growth Fund       1,027,573         5.42          5,569,447          8,689,567
SEI VP Small Cap Value Fund          841,380        10.98          9,238,357          9,194,115

6. CHANGES IN UNITS OUTSTANDING

The change in units outstanding for the year ended December 31, 2002 is as follows:

                                       UNITS        UNITS         NET INCREASE
                                       ISSUED       REDEEMED      (DECREASE)
------------------------------------------------------------------------------
SEI VP Core Fixed Income Fund          2,455,784      (969,140)      1,486,644
SEI VP Emerging Markets Debt Fund         76,333       (42,175)         34,158
SEI VP Emerging Markets Equity Fund      169,381      (151,377)         18,004
SEI VP High Yield Bond Fund              199,645       (51,418)        148,227
SEI VP International Equity Fund       1,156,042      (265,353)        860,689
SEI VP International Fixed Income
   Fund                                  150,447      (251,343)       (100,896)
SEI VP Large Cap Growth Fund           4,190,644      (868,607)      3,322,037
SEI VP Large Cap Value Fund            1,577,563      (471,256)      1,106,307
SEI VP Prime Obligation Fund           1,050,932    (1,667,358)       (616,426)
SEI VP Small Cap Growth Fund             330,550       (60,359)        270,191
SEI VP Small Cap Value Fund              147,315       (50,206)         97,109

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS

Board of Directors of The Lincoln National Life Insurance Company
  and
Contract Owners of Lincoln Life Variable Annuity Account T

We have audited the accompanying statement of assets and liabilities of Lincoln Life Variable Annuity Account T ("Variable Account") (comprised of the following subaccounts: SEI Insurance Products Trust ("SEI VP") Core Fixed Income, SEI VP Emerging Markets Debt, SEI VP Emerging Markets Equity, SEI VP High Yield Bond, SEI VP International Equity, SEI VP International Fixed Income, SEI VP Large Cap Growth, SEI VP Large Cap Value, SEI VP Prime Obligation, SEI VP Small Cap Growth, and SEI VP Small Cap Value) as of
December 31, 2002, the related statement of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2002, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the Lincoln Life Variable Annuity Account T at December 31, 2002, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Fort Wayne, Indiana
March 3, 2003

                  The Lincoln National Life Insurance Company

The Lincoln National Life Insurance Company

Consolidated Balance Sheets

                                                                                                December 31
                                                                                              2002        2001
                                                                                          -----------  -----------
                                                                                               (000s omitted)
                                                                                          ------------------------
ASSETS
Investments:
 Securities available-for-sale, at fair value:
   Fixed maturity (cost: 2002 -- $29,746,303; 2001 -- $26,599,804)                        $31,310,917  $26,944,945
------------------------------------------------------------------------------------------
   Equity (cost: 2002 -- $196,697; 2001 -- $260,678)                                          207,741      258,734
------------------------------------------------------------------------------------------
 Mortgage loans on real estate                                                              4,199,683    4,527,257
------------------------------------------------------------------------------------------
 Real estate                                                                                  279,485      267,700
------------------------------------------------------------------------------------------
 Policy loans                                                                               1,937,678    1,931,112
------------------------------------------------------------------------------------------
 Derivative instruments                                                                        64,780       49,251
------------------------------------------------------------------------------------------
 Other investments                                                                            377,746      506,997
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Investments                                                                          38,378,030   34,485,996
------------------------------------------------------------------------------------------
Investment in unconsolidated affiliates                                                            --        8,134
------------------------------------------------------------------------------------------
Cash and invested cash                                                                      1,246,523    2,818,382
------------------------------------------------------------------------------------------
Property and equipment                                                                        170,424      171,990
------------------------------------------------------------------------------------------
Deferred acquisition costs                                                                  2,373,234    2,267,039
------------------------------------------------------------------------------------------
Premiums and fees receivable                                                                  180,561      376,883
------------------------------------------------------------------------------------------
Accrued investment income                                                                     504,944      531,242
------------------------------------------------------------------------------------------
Assets held in separate accounts                                                           31,100,455   39,226,184
------------------------------------------------------------------------------------------
Federal income taxes                                                                          188,107           --
------------------------------------------------------------------------------------------
Amounts recoverable from reinsurers                                                         7,223,004    6,644,857
------------------------------------------------------------------------------------------
Goodwill                                                                                      919,172      899,009
------------------------------------------------------------------------------------------
Other intangible assets                                                                     1,012,773    1,118,487
------------------------------------------------------------------------------------------
Other assets                                                                                  825,686      929,799
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Assets                                                                              $84,122,913  $89,478,002
------------------------------------------------------------------------------------------
                                                                                          ===========  ===========

LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Insurance and Investment Contract Liabilities:
 Insurance policy and claim reserves                                                      $21,699,308  $20,318,098
------------------------------------------------------------------------------------------
 Contractholder funds                                                                      21,402,235   19,216,595
------------------------------------------------------------------------------------------
 Liabilities related to separate accounts                                                  31,100,455   39,226,184
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Insurance and Investment Contract Liabilities                                        74,201,998   78,760,877
------------------------------------------------------------------------------------------
Short-term debt                                                                               103,696      261,839
------------------------------------------------------------------------------------------
Surplus notes payable to Lincoln National Corporation                                       1,250,000    1,250,000
------------------------------------------------------------------------------------------
Federal income taxes                                                                               --       80,113
------------------------------------------------------------------------------------------
Other liabilities                                                                           3,301,978    3,565,416
------------------------------------------------------------------------------------------
Deferred gain on indemnity reinsurance                                                        973,101    1,107,251
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Liabilities                                                                          79,830,773   85,025,496
------------------------------------------------------------------------------------------

Shareholder's Equity:
Common stock -- $2.50 par value
Authorized, issued and outstanding shares -- 10 million
  (owned by Lincoln National Corporation)                                                      25,000       25,000
------------------------------------------------------------------------------------------
Retained earnings                                                                           3,583,688    4,232,185
------------------------------------------------------------------------------------------
Accumulated Other Comprehensive Income:
 Foreign currency translation adjustment                                                          375          375
------------------------------------------------------------------------------------------
 Net unrealized gain on securities available-for-sale, net of reclassification adjustment     703,100      171,964
------------------------------------------------------------------------------------------
 Net unrealized gain on derivative instruments                                                 31,829       22,982
------------------------------------------------------------------------------------------
 Minimum pension liability adjustment                                                         (51,852)          --
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Accumulated Other Comprehensive Income                                                  683,452      195,321
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Shareholder's Equity                                                                  4,292,140    4,452,506
------------------------------------------------------------------------------------------
                                                                                          -----------  -----------
Total Liabilities and Shareholder's Equity                                                $84,122,913  $89,478,002
------------------------------------------------------------------------------------------
                                                                                          ===========  ===========

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Income

                                                                                  Year Ended December 31
                                                                            ----------------------------------
                                                                               2002        2001        2000
                                                                            ----------  ----------  ----------
                                                                                      (000s omitted)
                                                                            ----------------------------------
Revenue:
Insurance premiums                                                          $  250,766  $1,604,161  $1,566,841
----------------------------------------------------------------------------
Insurance fees                                                               1,296,716   1,373,438   1,448,460
----------------------------------------------------------------------------
Net investment income                                                        2,509,489   2,554,180   2,586,762
----------------------------------------------------------------------------
Equity in earnings (losses) of unconsolidated affiliates                          (647)      5,672        (379)
----------------------------------------------------------------------------
Net realized loss on investments and derivative instruments (net of amounts
  restored/(amortized) against balance sheet accounts, Note 5)                (262,805)   (121,525)    (24,331)
----------------------------------------------------------------------------
Realized gain (loss) on sale of subsidiaries                                   (10,646)      4,963          --
----------------------------------------------------------------------------
Amortization of deferred gain on indemnity reinsurance                          73,115      19,267          --
----------------------------------------------------------------------------
Other revenue and fees                                                         244,938     255,203     210,645
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Total Revenue                                                                4,100,926   5,695,359   5,787,998
----------------------------------------------------------------------------

Benefits and Expenses:
Benefits                                                                     2,714,308   3,234,013   3,238,596
----------------------------------------------------------------------------
Underwriting, acquisition, insurance and other expenses (Note 5)             1,349,800   1,712,814   1,587,504
----------------------------------------------------------------------------
Interest and debt expense                                                       79,342      80,621      80,179
----------------------------------------------------------------------------
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Total Benefits and Expenses                                                  4,143,450   5,027,448   4,906,279
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
(Loss) Income Before Federal Income Taxes and Cumulative Effect of
  Accounting Changes                                                           (42,524)    667,911     881,719
----------------------------------------------------------------------------
Federal income taxes (benefit)                                                 (91,540)    156,263     232,818
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Income before Cumulative Effect of Accounting Changes                           49,016     511,648     648,901
----------------------------------------------------------------------------
Cumulative Effect of Accounting Changes (net of Federal Income Tax Benefit)         --     (15,566)         --
                                                                            ----------  ----------  ----------
----------------------------------------------------------------------------
Net Income                                                                  $   49,016  $  496,082  $  648,901
--------------------------------------------------------------------------- ==========  ==========  ==========


See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Shareholder's Equity

                                                          Year Ended December 31
                                                       2002        2001        2000
                                                    ----------  ----------  ----------
                                                              (000s omitted)
                                                    ----------------------------------
Common Stock:
Balance at beginning and end-of-year                $   25,000  $   25,000  $   25,000
----------------------------------------------------

Retained Earnings:
Balance at beginning-of-year                         4,232,185   4,226,839   3,931,861
----------------------------------------------------
Comprehensive income                                   537,147     744,419   1,096,435
----------------------------------------------------
Less other comprehensive income (loss)(net of
  income tax):
  Foreign Currency translation adjustment                   --         375          --
  -----------------------------------------------
  Net unrealized gain on securities                    531,136     224,980     447,534
   available-for-sale (net of reclassification
   adjustment)
  -----------------------------------------------
  Net unrealized gain on derivative instruments          8,847      22,982          --
  -----------------------------------------------
  Minimum pension liability adjustment                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Net Income                                              49,016     496,082     648,901
----------------------------------------------------
Non-qualified stock options                              3,158       4,023       2,280
----------------------------------------------------
Additional investment by Lincoln National                9,329         241      63,797
  Corporation
----------------------------------------------------
Dividends declared on common stock                    (710,000)   (495,000)   (420,000)
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                               3,583,688   4,232,185   4,226,839
----------------------------------------------------

Foreign Currency Translation Adjustment:
Balance at beginning-of-year                               375          --          --
----------------------------------------------------
Change during the year                                      --         375          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                     375         375          --
                                                    ----------  ----------  ----------
----------------------------------------------------

Net Unrealized Gain (Loss) on Securities
  Available-for-sale:
Balance at beginning-of-year                           171,964     (53,016)   (500,550)
----------------------------------------------------
Change during the year                                 531,136     224,980     447,534
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                 703,100     171,964     (53,016)
                                                    ----------  ----------  ----------
----------------------------------------------------

Net Unrealized Gain on Derivative Instruments:
Balance at beginning-of-year                            22,982          --          --
----------------------------------------------------
Cumulative effect of accounting change                      --      17,586          --
----------------------------------------------------
Change during the year                                   8,847       5,396          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                  31,829      22,982          --
                                                    ----------  ----------  ----------
----------------------------------------------------

Minimum Pension Liability Adjustment:
Balance at beginning-of-year                                --          --          --
----------------------------------------------------
Change during the year                                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Balance at End-of-Year                                 (51,852)         --          --
                                                    ----------  ----------  ----------
----------------------------------------------------
Total Shareholder's Equity at End-of-Year           $4,292,140  $4,452,506  $4,198,823
                                                    ==========  ==========  ==========
----------------------------------------------------

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

Consolidated Statements of Cash Flows

                                                                               Year Ended December 31
                                                                          2002          2001          2000
                                                                      ------------  ------------  -----------
                                                                                   (000s omitted)
                                                                      ---------------------------------------
Cash Flows from Operating Activities:
Net income                                                            $     49,016  $    496,082  $   648,901
----------------------------------------------------------------------
Adjustments to reconcile net income to net cash provided by (used in)
  operating activities:
----------------------------------------------------------------------
 Deferred acquisition costs                                               (325,704)     (346,362)    (428,073)
----------------------------------------------------------------------
 Premiums and fees receivable                                              196,322        36,069      (46,013)
----------------------------------------------------------------------
 Accrued investment income                                                  26,298       (55,259)     (10,239)
----------------------------------------------------------------------
 Policy liabilities and accruals                                          (929,827)     (735,307)     201,101
----------------------------------------------------------------------
 Contractholder funds                                                      983,768     1,135,927    1,070,602
----------------------------------------------------------------------
 Amounts recoverable from reinsurers                                       894,270       425,629      235,345
----------------------------------------------------------------------
 Federal income taxes                                                     (100,700)      122,011      256,403
----------------------------------------------------------------------
 Federal income taxes paid on proceeds from disposition                   (477,133)           --           --
----------------------------------------------------------------------
 Provisions for depreciation                                                22,222        15,798       24,051
----------------------------------------------------------------------
 Amortization of goodwill                                                       --        26,518       24,861
----------------------------------------------------------------------
 Amortization of other intangible assets                                   105,714        91,837      129,362
----------------------------------------------------------------------
 Net realized loss on investments and derivative instruments               262,805       121,525       24,331
----------------------------------------------------------------------
 (Gain) loss on sale of subsidiaries                                        10,646        (4,963)          --
----------------------------------------------------------------------
 Amortization of deferred gain                                             (73,115)      (19,267)          --
----------------------------------------------------------------------
 Other                                                                    (375,564)     (926,106)      45,187
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Adjustments                                                            220,002      (111,950)   1,526,918
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash Provided by Operating Activities                                  269,018       384,132    2,175,819
--------------------------------------------------------------------- ------------  ------------  -----------

Cash Flows from Investing Activities:
Securities available-for-sale:
 Purchases                                                             (14,002,161)  (10,634,019)  (4,449,537)
----------------------------------------------------------------------
 Sales                                                                   8,078,426     5,487,077    3,664,930
----------------------------------------------------------------------
 Maturities                                                              2,484,637     2,448,425    1,785,790
----------------------------------------------------------------------
Purchase of other investments                                           (1,280,211)   (1,830,448)  (1,899,655)
----------------------------------------------------------------------
Sale or maturity of other investments                                    1,739,382     1,867,069    1,735,091
----------------------------------------------------------------------
Proceeds from (adjustments to) disposition of business                    (195,000)    1,831,095           --
----------------------------------------------------------------------
Increase (decrease) in cash collateral on loaned securities                (95,341)      150,930      274,838
----------------------------------------------------------------------
Other                                                                      142,592       674,146     (474,800)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash (Used in) Provided by Investing Activities                     (3,127,676)       (5,725)     636,657
--------------------------------------------------------------------- ------------  ------------  -----------

Cash Flows from Financing Activities:
Net increase (decrease) in short-term debt                                (158,143)       42,764        8,780
----------------------------------------------------------------------
Universal life and investment contract deposits                          5,305,499     4,897,828    3,543,763
----------------------------------------------------------------------
Universal life and investment contract withdrawals                      (3,262,194)   (3,288,290)  (4,524,371)
----------------------------------------------------------------------
Investment contract transfers                                              108,479      (373,000)  (1,347,000)
----------------------------------------------------------------------
Nonqualified employee stock option exercise tax benefit                      3,158         4,023        2,280
----------------------------------------------------------------------
Dividends paid to shareholder                                             (710,000)     (495,000)    (420,000)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Cash Provided by (Used in) Financing Activities                      1,286,799       788,325   (2,736,548)
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Net Increase (Decrease) in Cash                                         (1,571,859)    1,166,732       75,928
----------------------------------------------------------------------
Cash and Invested Cash at Beginning-of-Year                              2,818,382     1,651,650    1,575,722
                                                                      ------------  ------------  -----------
----------------------------------------------------------------------
Cash and Invested Cash at End-of-Year                                 $  1,246,523  $  2,818,382  $ 1,651,650
--------------------------------------------------------------------- ============  ============  ===========

See notes to the consolidated financial statements.

The Lincoln National Life Insurance Company

--------------------------------------------------------------------------------
1. Summary of Significant Accounting Policies

Basis of Presentation
The accompanying consolidated financial statements include
The Lincoln National Life Insurance Company ("the Company") and its majority-owned subsidiaries. The Company, together with its subsidiaries, are defined as ("LNL"). The Company is domiciled in Indiana. Lincoln National Corporation ("LNC") owns 100% of the Company on a direct basis and its subsidiaries on an indirect basis. The Company owns 100% of the outstanding common stock of two insurance company subsidiaries: First Penn-Pacific Life Insurance Company ("First Penn") and Lincoln Life & Annuity Company of New York ("Lincoln Life New York"). Prior to the fourth quarter of 2001, the Company owned 100% of the outstanding common stock of two additional insurance company subsidiaries that were part of the Reinsurance business segment: Lincoln National Health & Casualty Insurance Company ("LNH&C") and Lincoln National Reassurance Company ("LNRAC"). These subsidiaries were sold as part of the sale of LNC's reinsurance business to Swiss Re on December 7, 2001. The Company also owns six non-insurance subsidiaries: Lincoln National Insurance Associates, Inc. ("LNIA"), Lincoln Financial Advisors ("LFA"), Lincoln Financial Distributors ("LFD"), Lincoln Realty Capital Corporation, Lincoln Retirement Services Company and The Administrative Management Group, Inc. which was acquired in 2002 (see Note 11). LNL's principal businesses consist of underwriting annuities, deposit-type contracts and life insurance through multiple distribution channels and prior to Swiss Re's acquisition of LNC's reinsurance business, the reinsurance of individual and group life and health business. LNL is licensed and sells its products throughout the United States, Canada, several U.S. territories and select international markets. Operations are divided into two business segments: Lincoln Retirement and Life Insurance (see Note 9). These consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States.

Use of Estimates
The nature of the insurance business requires management to make numerous estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. Actual results will differ from those estimates.

Investments
LNL classifies its fixed maturity and equity securities as available-for-sale and, accordingly, such securities are carried at fair value. The cost of fixed maturity securities is adjusted for amortization of premiums and discounts. The cost of fixed maturity and equity securities is reduced to fair value with a corresponding charge to realized loss on investments for declines in value that are other than temporary.

For the mortgage-backed securities portion of the fixed maturity securities portfolio, LNL recognizes income using a constant effective yield based on anticipated prepayments and the estimated economic life of the securities. When estimates of prepayments change, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. When the effective yield changes, the carrying value of the security is adjusted prospectively. This adjustment is reflected in net investment income.

Mortgage loans on real estate, which are primarily held in the Life Insurance and Retirement segments, are carried at the outstanding principal balances adjusted for amortization of premiums and discounts and are net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, LNL will be unable to collect all amounts due under the contractual terms of the loan agreement. When LNL determines that a loan is impaired, the cost is adjusted or a provision for loss is established equal to the difference between the amortized cost of the mortgage loan and the estimated value. Estimated value is based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's observable market price; or 3) the fair value of the collateral. The provision for losses is reported as a realized loss on investments. Mortgage loans deemed to be uncollectible are charged against the allowance for losses and subsequent recoveries, if any, are credited to the allowance for losses. Interest income on mortgage loans includes interest collected, the change in accrued interest, and amortization of premiums and discounts. Mortgage loan fees and costs are recorded in net investment income as they are incurred.

Investment real estate is carried at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the estimated useful life of the asset. Cost is adjusted for impairment when the projected undiscounted cash flow from the investment is less than the carrying value. Impaired real estate is written down to the estimated fair value of the real estate, which is generally computed using the present value of expected future cash flows from the real estate discounted at a rate commensurate with the underlying risks. Also, valuation allowances for losses are established, as appropriate, for real estate holdings that are in the process of being sold. Real estate acquired through foreclosure proceedings is reclassified on the balance sheet from mortgage loans on real estate to real estate and is recorded at fair value at the settlement date, which establishes a new cost basis. If a subsequent periodic review of a foreclosed property indicates the fair value, less estimated costs to sell, is lower than the carrying value at settlement date, the carrying value is adjusted to the lower amount. Write-downs to real estate and any changes to the reserves on real estate are reported as a realized loss on investments.

Policy loans are carried at aggregate unpaid balances.

Cash and invested cash are carried at cost and include all highly liquid debt instruments purchased with a maturity of three months or less.

Realized gain (loss) on investments is recognized in net income, net of associated amortization of deferred acquisition costs and investment expenses, using the specific identification method. Changes in the fair values of securities carried at fair value are reflected directly in shareholder's equity, after deductions for related adjustments for deferred acquisition costs and amounts required to satisfy policyholder commitments that would have been recorded had these securities been sold

The Lincoln National Life Insurance Company at their fair value, and after deferred taxes or credits to the extent deemed recoverable.

Realized gain (loss) on sale of subsidiaries, net of taxes, is recognized in net income.

Derivative Instruments
For the years ended December 31, 2002, 2001 and 2000, LNL hedged certain portions of its exposure to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk, commodity risk and equity risk fluctuations by entering into derivative transactions. A description of LNL's accounting for its hedging of such risks is discussed in the following paragraphs.

Effective upon the adoption of Statement of Financial Accounting Standard No. 133, "Accounting for Derivative Instruments and Hedging Activities," ("FAS, 133") on January 1, 2001, LNL recognizes all derivative instruments as either assets or liabilities in the consolidated balance sheet at fair value. FAS 133 standardized the accounting for derivative instruments, including certain derivative instruments embedded in other contracts. The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, LNL must designate the hedging instrument based upon the exposure being hedged--as a cash flow hedge, fair value hedge or a hedge of a net investment in a foreign operation. As of December 31, 2002 and 2001, LNL had derivative instruments that were designated and qualified as cash flow hedges. In addition, LNL had derivative instruments that were economic hedges, but were not designated as hedging instruments under FAS 133.

For derivative instruments that are designated and qualify as a cash flow hedge, the effective portion of the gain or loss on the derivative instrument is reported as a component of other comprehensive income ("OCI") and reclassified into net income in the same period or periods during which the hedged transaction affects net income. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of designated future cash flows of the hedged item (hedge ineffectiveness), if any, is recognized in current income during the period of change. For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative instrument as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current income during the period of change in fair values. For derivative instruments that are designated and qualify as a hedge of a net investment in a foreign operation, the gain or loss is reported in OCI as part of the cumulative translation adjustment to the extent it is effective. For derivative instruments not designated as hedging instruments, the gain or loss is recognized in current income during the period of change.

See Note 7 for further discussion of LNL's accounting policy for derivative instruments.

Prior to January 1, 2001, derivative instruments were carried in other investments. The premiums paid for interest rate caps and swaptions were deferred and amortized to net investment income on a straight-line basis over the term of the respective derivative. Interest rate caps that hedged interest credited on fixed annuity liabilities were carried at amortized cost. Any settlement received in accordance with the terms of the interest rate caps was also recorded as net investment income. Realized gain (loss) from the termination of the interest rate caps was included in net income.

Swaptions, put options, spread-lock agreements, interest rate swaps, commodity swaps and financial futures that hedge fixed maturity securities available-for-sale were carried at fair value. The change in fair value was reflected directly in shareholders' equity. Settlements on interest rate swaps and commodity swaps were recognized in net investment income. Realized gain
(loss) from the termination of swaptions, put options, spread-lock agreements, interest rate swaps, and financial futures were deferred and amortized over the life of the hedged assets as an adjustment to the yield. Forward-starting interest rate swaps were also used to hedge the forecasted purchase of investments. These interest rate swaps were carried off-balance sheet until the occurrence of the forecasted transaction at which time the interest rate swaps were terminated and any gain (loss) on termination was used to adjust the basis of the forecasted purchase. If the forecasted purchase did not occur or the interest rate swaps were terminated early, changes in the fair value of the swaps were recorded in net income.

Over-the-counter call options which hedged liabilities tied to the S&P stock index were carried at fair value. The change in fair value was reflected directly in net income. Gain (loss) realized upon termination of these call options was included in net income. Over-the-counter call options which hedge stock appreciation rights were carried at fair value when hedging vested stock appreciation rights and at cost when hedging unvested stock appreciation rights. The change in fair value of call options hedging vested stock appreciation rights was included in net income. Gain (loss) upon termination was reported in net income.

Foreign currency swaps, which hedged some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies, were carried at fair value. The change in fair value was included in shareholder's equity. Realized gain (loss) from the termination of such derivatives was included in net income.

Prior to January 1, 2001, hedge accounting was applied as indicated above after LNL determined that the items to be hedged exposed LNL to interest rate fluctuations, the widening of bond yield spreads over comparable maturity U.S. Government obligations, credit risk, foreign exchange risk or equity risk. Moreover, the derivatives used to hedge these exposures were designated as hedges and reduced the indicated risk demonstrating a high correlation between changes in the value of the derivatives and the items being hedged at both the inception of the hedge and throughout the hedge period. If such criteria was not met or if the hedged items were sold,

The Lincoln National Life Insurance Company terminated or matured, the change in value of the derivatives was included in net income.

Loaned Securities
Securities loaned are treated as collateralized financing transactions and a liability is recorded equal to the cash collateral received which is typically greater than the market value of the related securities loaned. In other instances, LNL will hold as collateral securities with a market value at least equal to the securities loaned. Securities held as collateral are not recorded in LNL's consolidated balance sheet in accordance with accounting guidance for secured borrowings and collateral. LNL's agreements with third parties generally contain contractual provisions to allow for additional collateral to be obtained when necessary. LNL values collateral daily and obtains additional collateral when deemed appropriate.

Property and Equipment
Property and equipment owned for company use is carried at cost less allowances for depreciation. Provisions for depreciation of investment real estate and property and equipment owned for company use are computed principally on the straight-line method over the estimated useful lives of the assets.

Premiums and Fees on Investment Products and Universal Life and Traditional Life Insurance Products
Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance, bank-owned life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset based fees, cost of insurance charges, percent of premium charges, policy administration charges and surrender charges that have been assessed and earned against policy account balances and premiums received during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts is determined based on the nature of such fees. Asset based fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Percent of premium charges are assessed at the time of premium payment and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms.

Traditional Life Insurance Products: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due from the policyholder.

Assets Held in Separate Accounts/Liabilities Related to Separate Accounts
These assets and liabilities represent segregated funds administered and invested by LNL for the exclusive benefit of pension and variable life and annuity contractholders. Both the assets and liabilities are carried at fair value. The fees earned by LNL for administrative and contractholder maintenance services performed for these separate accounts are included in insurance fee revenue.

Deferred Acquisition Costs
Commissions and other costs of acquiring universal life insurance, variable universal life insurance, traditional life insurance, annuities and other investment contracts, which vary with and are primarily related to the production of new business, have been deferred to the extent recoverable. The methodology for determining the amortization of acquisition costs varies by product type based on two different accounting pronouncements: Statement of Financial Accounting Standards No. 97, "Accounting by Insurance Companies For Certain Long-Duration Contracts & Realized Gains & Losses on Investment Sales" ("FAS 97") and Statement of Financial Accounting Standards No. 60, "Accounting and Reporting by Insurance Enterprises" ("FAS 60"). Under FAS 97, acquisition costs for universal life and variable universal life insurance and investment-type products, which include unit-linked products and fixed and variable deferred annuities, are amortized over the lives of the policies in relation to the incidence of estimated gross profits from surrender charges; investment, mortality net of reinsurance ceded and expense margins; and actual realized gain (loss) on investments.

Past amortization amounts are adjusted when revisions are made to the estimates of current or future gross profits expected from a group of products. Policy lives for universal and variable universal life policies are estimated to be 30 years, based on the expected lives of the policies. Policy lives for fixed and variable deferred annuities are 13 to 18 years for the traditional, long surrender charge period products and 8 to 10 years for the more recent short-term, or no surrender charge products. The front-end load annuity product has an assumed life of 25 years. Longer lives are assigned to those blocks that have demonstrated favorable experience.

Under FAS 60, acquisition costs for traditional life insurance products, which include whole life and term life insurance contracts, are amortized over periods of 10 to 30 years on either a straight-line basis or as a level percent of premium of the related policies depending on the block of business. There are currently no deferred acquisition costs being amortized under FAS 60 for fixed and variable payout annuities.

For all FAS 97 and FAS 60 policies, amortization is based on assumptions consistent with those used in the development of the underlying policy form adjusted for emerging experience and expected trends.

The Lincoln National Life Insurance Company

Policy sales charges that are collected in the early years of an insurance policy have been deferred (referred to as "deferred front-end loads") and are amortized into income over the life of the policy in a manner consistent with that used for deferred acquisition costs. (See above for discussion of amortization.)

Benefits and Expenses
Benefits and expenses for universal life-type and other interest-sensitive life insurance products include interest credited to policy account balances and benefit claims incurred during the period in excess of policy account balances. Interest crediting rates associated with funds invested in LNL's general account during 2000 through 2002 ranged from 4.00% to 10.00%. For traditional life, group health and disability income products, benefits and expenses, other than deferred acquisition costs, are recognized when incurred in a manner consistent with the related premium recognition policies.

Goodwill and Other Intangible Assets
Prior to January 1, 2002, goodwill, as measured by the excess of the cost of acquired subsidiaries or businesses over the fair value of net assets acquired, was amortized using the straight-line method over periods of 20 to 40 years in accordance with the benefits expected to be derived from the acquisitions. Effective January 1, 2002, goodwill is not amortized, but is subject to impairment tests conducted at least annually.

Insurance businesses typically produce ongoing profit streams from expected new business generation that extend significantly beyond the maximum 40-year period allowed for goodwill amortization. Accordingly, for acquired insurance businesses where financial modeling indicated that anticipated new business benefits would extend for 40 years or longer, goodwill was amortized over a 40-year period.

Other intangible assets for acquired insurance businesses consist of the value of existing blocks of business (referred to as the "present value of in-force"). The present value of in-force is amortized over the expected lives of the block of insurance business in relation to the incidence of estimated profits expected to be generated on universal life and investment-type products acquired and over the premium paying period for insurance products acquired, (i.e., traditional life insurance products). Amortization is based upon assumptions used in pricing the acquisition of the block of business and is adjusted for emerging experience. Accordingly, amortization periods and methods of amortization for present value of in-force vary depending upon the particular characteristics of the underlying blocks of acquired insurance business.

Prior to January 1, 2002, the carrying values of goodwill and other intangible assets were reviewed periodically for indicators of impairment in value that are other than temporary, including unexpected or adverse changes in the following: (1) the economic or competitive environments in which the company operates, (2) profitability analyses, (3) cash flow analyses, and (4) the fair value of the relevant subsidiary. If there was an indication of impairment then the cash flow method would be used to measure the impairment and the carrying value would be adjusted as necessary. However, effective January 1, 2002, goodwill is subject to impairment tests conducted at least annually. Other intangible assets will continue to be reviewed periodically for indicators of impairment consistent with the policy that was in place prior to January 1, 2002.

Insurance and Investment Contract Liabilities
The liabilities for future policy benefits and claim reserves for universal and variable universal life insurance policies consist of policy account balances that accrue to the benefit of the policyholders, excluding surrender charges. The liabilities for future insurance policy benefits and claim reserves for traditional life policies are computed using assumptions for investment yields, mortality and withdrawals based principally on generally accepted actuarial methods and assumptions at the time of policy issue. Interest assumptions for traditional direct individual life reserves for all policies range from 2.25% to 6.75% depending on the time of policy issue. The interest assumptions for immediate and deferred paid-up annuities range from 1.50% to 13.55%.

The liabilities for future claim reserves for the guaranteed minimum death benefit ("GMDB") feature on certain variable annuity contracts are a function of the net amount at risk ("NAR"), mortality, persistency and incremental death benefit mortality and expense assessments ("M&E") expected to be incurred over the period of time for which the NAR is positive. At any point in time, the NAR is the difference between the potential death benefit payable and the total variable annuity account values subject to the GMDB. At each quarterly valuation date, the GMDB reserves are calculated for every variable annuity contract with a GMDB feature based on projections of account values and NAR followed by the computation of the present value of expected NAR death claims using product pricing mortality assumptions less expected GMDB M&E revenue during the period for which the death benefit options are assumed to be in the money. As part of the estimate of future NAR, gross equity growth rates which are consistent with those used in the DAC valuation process are utilized.

With respect to its insurance and investment contract liabilities, LNL continually reviews its: 1) overall reserve position; 2) reserving techniques and 3) reinsurance arrangements. As experience develops and new information becomes known, liabilities are adjusted as deemed necessary. The effects of changes in estimates are included in the operating results for the period in which such changes occur.

Reinsurance
LNL's insurance companies enter into reinsurance agreements with other companies in the normal course of their business. Prior to the acquisition of LNL's reinsurance operations by Swiss Re on December 7, 2001, LNL's reinsurance subsidiaries assumed reinsurance from unaffiliated companies. The transaction with Swiss Re involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNL's reinsurance operations. Assets/liabilities and premiums/benefits from certain reinsurance contracts that granted statutory surplus to other insurance companies are netted on the consolidated balance sheets and income statements, respectively, since there is a right of offset.

The Lincoln National Life Insurance Company

All other reinsurance agreements including the Swiss Re indemnity reinsurance transaction are reported on a gross basis.

Postretirement Medical and Life Insurance Benefits
LNL accounts for its postretirement medical and life insurance benefits using the full accrual method.

Stock Options
Through 2002, LNL recognized compensation expense for stock options on LNC stock granted to LNL employees using the intrinsic value method of accounting. Under the terms of the intrinsic value method, compensation cost is the excess, if any, of the quoted market price of the stock at the grant date, or other measurement date, over the amount an employee must pay to acquire the stock. Accordingly, no compensation expense has been recognized for stock option incentive plans. On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under Statement of Financial Accounting Standards No. 123, "Accounting for Stock-Based Compensation" ("FAS 123"). On December 31, 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure" ("FAS 148"), which provides alternative methods of transition for entities that change to the fair value method of accounting for stock-based employee compensation. In addition, FAS 148 amends the disclosure provisions of FAS 123 to require expanded and more prominent disclosure of the effects of an entity's accounting policy with respect to stock-based employee compensation on reported net income and earnings per share in annual and interim financial statements.

The three transition methods provided under FAS 148 are the prospective method, the modified prospective and the retroactive restatement method. LNC will adopt the retroactive restatement method, which requires that companies restate all periods presented to reflect stock-based employee compensation cost under the fair value accounting method in FAS 123 for all employee awards granted, modified or settled in fiscal years beginning after December 15, 1994. FAS 148's amendment of the transition and annual disclosure requirements of FAS 123 is effective for fiscal years ending after December 15, 2002. As the recognition provisions of FAS 123 should be applied as of the beginning of the year, LNL will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003 and will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements (see Note 6 for further discussion of stock-based employee compensation cost).

The following table illustrates the effect on net income and earnings per share for 2002, 2001 and 2000 if LNL had applied the fair value recognition provisions of FAS 123.

                                               Year Ended December 31,
                                               2002     2001    2000
                                               -----------------------
                                                  (in millions)
                                               -----------------------
             Net income, as reported.......... $49.0   $496.1  $648.9
             Less:
             Total stock-based employee
              compensation expense
              determined under the fair value
              based method for all awards, net
              of tax effects..................   9.2     16.2     9.5
                                                -----  ------  ------
             Pro forma net income............. $39.8   $479.9  $639.4
                                                =====  ======  ======

Income Taxes
LNL and eligible subsidiaries have elected to file consolidated federal and state income tax returns with LNC and certain LNC subsidiaries. Pursuant to an intercompany tax sharing agreement with LNC, LNL provides for income taxes on a separate return filing basis. The tax sharing agreement also provides that LNL will receive benefit for net operating losses, capital losses and tax credits which are not usable on a separate return basis to the extent such items may be utilized in the consolidated income tax returns of LNC.


--------------------------------------------------------------------------------
2. Changes in Accounting Principles and Change in Estimates

Accounting for Derivative Instruments and Hedging Activities
In June 1998, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities" ("FAS 133"). In July 1999, the FASB issued Statement of Financial Accounting Standards No. 137, "Accounting for Derivative Instruments and Hedging Activities-Deferral of the Effective Date of FASB Statement No. 133" ("FAS 137"), which delayed the effective date of FAS 133 one year (i.e., adoption required no later than the first quarter of 2001). In June 2000, the FASB issued Statement of Financial Accounting Standards No. 138, "Accounting for Certain Derivative Instruments and Certain Hedging Activities" ("FAS 138"), which addresses a limited number of implementation issues arising from FAS 133.

LNL adopted FAS 133, as amended, on January 1, 2001. Upon adoption, the provisions of FAS 133 were applied prospectively. The transition adjustments that LNL recorded upon adoption of FAS 133 on January 1, 2001 resulted in a net loss of $4.3 million after-tax ($6.6 million pre-tax) recorded in net income, and a net gain of $17.6 million after-tax ($27.1 million pre-tax) recorded as a component of Other Comprehensive Income ("OCI") in equity. Deferred acquisition costs of $4.8 million were restored and netted against the transition loss on derivatives recorded in net income and deferred acquisition costs of $18.3 million were amortized and netted against the transition gain recorded in OCI. A portion of the transition adjustment ($3.5 million after-tax) recorded in net income upon adoption of FAS 133 was reclassified from the OCI account, Net Unrealized Gain on Securities Available-
 for-Sale. These transition adjustments were reported in the financial statements as a cumulative effect of a change in accounting principle.

The Lincoln National Life Insurance Company

Change in Estimate of Premium Receivables on Certain Client-Administered Individual Life Reinsurance
During the first quarter of 2001, LNL's former Reinsurance segment refined its estimate of due and unpaid premiums on its client-administered individual life reinsurance business. As a result of the significant growth in the individual life reinsurance business generated in recent years, the Reinsurance segment initiated a review of the block of business in the last half of 2000. An outgrowth of that analysis resulted in a review of the estimation of premiums receivable for due and unpaid premiums on client-administered business. During the first quarter of 2001, the Reinsurance segment completed the review of this matter, and concluded that enhanced information flows and refined actuarial techniques provided a basis for a more precise estimate of premium receivables on this business. As a result, the Reinsurance segment recorded income of $25.5 million ($39.3 million pre-tax) related to periods prior to 2001.

Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets
On April 1, 2001, LNL adopted Emerging Issues Task Force Issue No. 99-20, "Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets" ("EITF 99-20"). EITF
99-20 was effective for fiscal quarters beginning after March 15, 2001. EITF 99-20 changed the manner in which LNL determined impairment of certain investments including collateralized bond obligations. Upon the adoption of EITF 99-20, LNL recognized a net realized loss on investments of $11.3 million after-tax ($17.3 million pre-tax) reported as a cumulative effect of change in accounting principle. In arriving at this amount, deferred acquisition costs of $12.2 million were restored and netted against net realized loss on investments.

Accounting for Business Combinations and Goodwill and Other Intangible Assets In June 2001, the Financial Accounting Standards Board issued Statements of Financial Accounting Standards No. 141, "Business Combinations" ("FAS 141"), and No. 142, "Goodwill and Other Intangible Assets" ("FAS 142"). FAS 141 is effective for all business combinations initiated after June 30, 2001, and FAS 142 is effective for fiscal years beginning after December 15, 2001. Under the new rules, goodwill and indefinite lived intangible assets are no longer amortized, but are subject to impairment tests conducted at least annually in accordance with the new standard. Intangible assets that do not have indefinite lives continue to be amortized over their estimated useful lives. LNL adopted FAS 142 on January 1, 2002. After consideration of the provisions of the new standards regarding proper classification of goodwill and other intangible assets on the consolidated balance sheet, LNL did not reclassify any goodwill or other intangible balances held as of January 1, 2002.

In compliance with the transition provision of FAS 142, LNL completed the first step of the transitional goodwill impairment test during the second quarter of 2002. The valuation techniques used by LNL to estimate the fair value of the group of assets comprising the different reporting units varied based on the characteristics of each reporting unit's business and operations. A number of valuation approaches, including, discounted cash flow modeling, were used to assess the goodwill of the reporting units within LNL's Lincoln Retirement and Life Insurance segments. The results of the first step of the tests indicate that LNL does not have impaired goodwill. In accordance with FAS 142, LNL has chosen October 1 as its annual review date. As such, LNL performed another valuation review during the fourth quarter of 2002. The results of the first step of the tests performed as of October 1, 2002 indicate that LNL does not have impaired goodwill. The valuation techniques used by LNL for each reporting unit were consistent with those used during the transitional testing.

As a result of the application of the non-amortization provisions of the new standards, LNL had an increase in net income of $24.9 million during the year ended December 31, 2002.

During 2002, the change in the carrying value of the Lincoln Retirement segment's goodwill was a result of the acquisition of The Administrative Management Group, Inc. ("AMG"). Total purchased goodwill in 2002 was $20.2 million (see Note 11).

The Lincoln National Life Insurance Company

The carrying amount of goodwill by reportable segment as of December 31, 2002 is as follows:

                                               (in millions)
                                               -------------
                    Lincoln Retirement Segment    $ 64.1
                    Life Insurance Segment....     855.1
                                                  ------
                    Total.....................    $919.2
                                                  ======

The reconciliation of reported net income to adjusted net income is as follows:

                                                        Year Ended
                                                       December 31,
                                                        2001   2000
                                                       -------------
                                                       (in millions)
                                                       -------------
           Reported Net Income........................ $496.1 $648.9
           Add back: Goodwill Amortization (after-tax)   26.5   24.9
                                                       ------ ------
           Adjusted Net Income........................ $522.6 $673.8
                                                       ====== ======

For intangible assets subject to amortization, the total gross carrying amount and accumulated amortization in total and for each major intangible asset class by segment are as follows:

                                   As of December 31, 2002 As of December 31, 2001
                                    Gross                   Gross
                                   Carrying  Accumulated   Carrying  Accumulated
                                    Amount   Amortization   Amount   Amortization
                                   -----------------------------------------------
                                                  (in millions)
                                   -----------------------------------------------
  Amortized Intangible Assets:
    Lincoln Retirement Segment:
      Present value of in-force... $  225.0     $102.3     $  225.0     $ 70.5
    Life Insurance Segment:
      Present value of in-force... $1,254.2     $364.1      1,254.2      290.2
                                   --------     ------     --------     ------
  Total........................... $1,479.2     $466.4     $1,479.2     $360.7
                                   ========     ======     ========     ======

The aggregate amortization expense for other intangible assets for the years ended December 31, 2002, 2001 and 2000 was $105.7 million, $91.8 million and $129.4 million, respectively.

Future estimated amortization of other intangible assets is as follows (in millions):

                               2003...... $ 74.7
                               2004......   71.5
                               2005......   70.4
                               2006......   71.3
                               2007......   72.3
                               Thereafter  652.6

Accounting for the Impairment or Disposal of Long-lived Assets
In August 2001, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 144, "Accounting for the Impairment or Disposal of Long-Lived Assets" ("FAS 144"), which addresses financial accounting and reporting for the impairment or disposal of long-lived assets and supersedes Statement of Financial Accounting Standards No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of," and the accounting and reporting provisions of APB Opinion No. 30, "Reporting the Results of Operations" for a disposal of a segment of a business. FAS 144 is effective for fiscal years beginning after December 15, 2001. LNL adopted FAS 144 on January 1, 2002 and the adoption of the Statement did not have a material impact on the consolidated financial position and results of operations of LNL.

Accounting for Costs Associated with Exit or Disposal Activities
In June 2002, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" ("FAS 146"), which addresses financial accounting and reporting for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Action (including Certain Costs Incurred in a Restructuring)" ("Issue 94-3"). The principal difference between FAS 146 and Issue 94-3 is that FAS 146 requires that a liability for a cost associated with an exit or disposal activity be recognized when the liability is incurred, rather than at the date of an entity's commitment to an exit

The Lincoln National Life Insurance Company plan. FAS 146 is effective for exit or disposal activities after December 31, 2002. Adoption of FAS 146 by LNL will result in a change in timing of when expense is recognized for restructuring activities after December 31, 2002.

Change in Estimate for Personal Accident Reinsurance Reserves
As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving effect to LNC's $100 million indemnification obligation to Swiss Re, LNL recorded a $119.1 after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain. (See Note 11 for further explanation of LNL's Reinsurance transaction with Swiss Re.)

Accounting for Variable Interest Entities
In January 2003, the Financial Accounting Standards Board issued Financial Accounting Standards Board Interpretation No. 46, "Consolidation of Variable Interest Entities" ("Interpretation No. 46"), which requires the consolidation of variable interest entities ("VIE") by an enterprise if that enterprise has a variable interest that will absorb a majority of the VIE's expected losses if they occur, receive a majority of the entity's expected residual returns if they occur, or both. If one enterprise will absorb a majority of a VIE's expected losses and another enterprise will receive a majority of that VIE's expected residual returns, the enterprise absorbing a majority of the losses shall consolidate the VIE. VIE refers to an entity in which equity investors do not have the characteristics of a controlling financial interest or do not have sufficient equity at risk for the entity to finance its activities without additional subordinated financial support from other parties. This Interpretation applies in the third quarter of 2003 to VIEs in which an enterprise holds a variable interest that is acquired before February 1, 2003. This Interpretation may be applied prospectively with a cumulative-effect adjustment as of the date on which it is first applied or by restating previously issued financial statements for one or more years with a cumulative-effect adjustment as of the beginning of the first year restated. Although LNL and the indus-
 try continue to review the new rules, at the present time LNL does not believe there are VIEs that would result in consolidation with LNL.

Accounting for Modified Coinsurance
Currently, there are ongoing discussions surrounding the implementation and interpretation of FAS 133, "Accounting for Derivative Instruments and Hedging Activities," by the Financial Accounting Standards Board's ("FASB") Derivative Implementation Group regarding receivables and payables that are indexed to a pool of assets; and specific to LNL, modified coinsurance agreements and coinsurance with funds withheld reinsurance agreements that reference a pool of securities. An exposure draft for this issue has been issued by the FASB. It is not expected to be finalized by the FASB until sometime in the second quarter of 2003. If the definition of derivative instruments is altered, this may impact LNL's prospective reported consolidated net income and consolidated financial position. Until the FASB finalizes the Statement 133 Implementation Issue, LNL is unable to determine what, if any, impact it will have on LNL's consolidated financial statements.

The Lincoln National Life Insurance Company

3. Investments

The amortized cost, gross unrealized gain and loss, and fair value of securities available-for-sale are as follows:

                                           Amortized Cost  Gains    Losses  Fair Value
                                           -------------- -------- -------  ----------
                                                          (in millions)
                                           -------------------------------------------
December 31, 2002:
  Corporate bonds.........................   $23,690.5    $1,797.3 $(630.8) $24,857.0
  U.S. Government bonds...................       400.7       104.7    (2.3)     503.1
  Foreign government bonds................       783.4        40.8   (25.7)     798.5
  Asset and mortgage-backed securities:
    Mortgage pass-through securities......       704.2        26.3    (1.8)     728.7
    Collateralized mortgage obligations...     2,084.4       113.9    (0.4)   2,197.9
    Other asset-backed securities.........     1,899.3       149.8   (12.4)   2,036.7
  State and municipal bonds...............       106.0         5.0    (0.1)     110.9
  Redeemable preferred stocks.............        77.8         1.5    (1.2)      78.1
                                             ---------    -------- -------  ---------
Total fixed maturity securities...........    29,746.3     2,239.3  (674.7)  31,310.9
Equity securities.........................       196.7        19.4    (8.3)     207.8
                                             ---------    -------- -------  ---------
Total.....................................   $29,943.0    $2,258.7 $(683.0) $31,518.7
                                             =========    ======== =======  =========
December 31, 2001:
  Corporate bonds.........................   $21,944.7    $  704.0 $(555.1) $22,093.6
  U.S. Government bonds...................       346.7        56.8    (4.8)     398.7
  Foreign government bonds................       810.5        46.3    (9.3)     847.5
  Asset and mortgage-backed securities:
    Mortgage pass-through securities......       606.5        15.0    (7.4)     614.1
    Collateralized mortgage obligations...     1,462.6        63.0    (5.6)   1,520.0
    Other asset-backed securities.........     1,300.3        51.4   (11.3)   1,340.4
  State and municipal bonds...............        45.9         0.3    (1.5)      44.7
  Redeemable preferred stocks.............        82.6         3.5    (0.2)      85.9
                                             ---------    -------- -------  ---------
Total fixed maturity securities...........    26,599.8       940.3  (595.2)  26,944.9
Equity securities.........................       260.7        17.8   (19.8)     258.7
                                             ---------    -------- -------  ---------
Total.....................................   $26,860.5    $  958.1 $(615.0) $27,203.6
                                             =========    ======== =======  =========

The Lincoln National Life Insurance Company

Future maturities of fixed maturity securities available-for-sale are as follows:

                                             Amortized Cost Fair Value
                                             -------------- ----------
                                                   (in millions)
                                             -------------------------
         December 31, 2002:
           Due in one year or less..........   $   816.0    $   820.1
           Due after one year through five
            years...........................     6,138.3      6,425.8
           Due after five years through ten
            years...........................     9,545.3     10,051.5
           Due after ten years..............     8,558.8      9,050.2
                                               ---------    ---------
           Subtotal.........................    25,058.4     26,347.6
           Asset/mortgage-backed
            securities......................     4,687.9      4,963.3
                                               ---------    ---------
           Total............................   $29,746.3    $31,310.9
                                               =========    =========

The foregoing data is based on stated maturities. Actual maturities will differ in some cases because borrowers may have the right to call or pre-pay obligations.

Par value, amortized cost and estimated fair value of investments in asset/mortgage-backed securities summarized by interest rates of the underlying collateral are as follows:

                                Par Value Amortized Cost Fair Value
                                --------- -------------- ----------
                                           (in millions)
                                -----------------------------------
             December 31, 2002:
               Below 7%........ $2,172.7     $1,527.6     $1,584.7
               7%-8%...........  2,309.4      2,307.3      2,464.4
               8%-9%...........    598.1        587.1        635.3
               Above 9%........    264.6        265.9        278.9
                                --------     --------     --------
               Total........... $5,344.8     $4,687.9     $4,963.3
                                ========     ========     ========

The quality ratings of fixed maturity securities available-for-sale are as follows:

                                         December 31, 2002
                                       Fair Value  % of Total
                                       ----------  ----------
                                       (in millions except %)
                                       --------------------
                    Treasuries and AAA $ 6,111.8      19.5%
                      AA..............   1,815.5       5.8
                      A...............  10,404.6      33.2
                      BBB.............  10,922.5      34.9
                      BB..............   1,215.2       3.9
                      Less than BB....     841.3       2.7
                                       ---------     -----
                      Total........... $31,310.9     100.0%
                                       =========     =====

The major categories of net investment income are as follows:

                                         Year Ended December 31
                                         2002      2001     2000
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
             Fixed maturity securities $2,030.3  $2,008.4 $2,015.5
             Equity securities........     10.1       9.7     12.7
             Mortgage loans on real
              estate..................    356.3     373.9    373.1
             Real estate..............     45.8      48.1     50.3
             Policy loans.............    133.6     124.3    123.8
             Invested cash............     30.4      63.5     85.5
             Other investments........     18.8      67.5     50.8
                                       --------  -------- --------
             Investment revenue.......  2,625.3   2,695.4  2,711.7
             Investment expense.......   (115.8)    141.2    124.9
                                       --------  -------- --------
             Net investment income.... $2,509.5  $2,554.2 $2,586.8
                                       ========  ======== ========

The detail of the net realized loss on investments and derivative instruments is as follows:

                                             Year Ended December 31
                                             2002     2001     2000
                                           -------  -------  -------
                                                 (in millions)
                                           -------------------------
          Fixed maturity securities
           available-for-sale:
            Gross gain.................... $ 163.8  $ 163.4  $ 131.3
            Gross loss....................  (578.5)  (421.1)  (203.3)
          Equity securities available-for-
           sale:
            Gross gain....................    11.8     13.4     32.6
            Gross loss....................   (22.2)    (5.7)   (25.5)
          Other investments...............    27.2     39.8     12.9
          Associated restoration of
           deferred acquisition costs and
           Provision for policyholder
           commitments....................   143.2    106.9     34.7
          Investment expenses.............    (9.3)    (9.0)    (7.0)
                                           -------  -------  -------
          Total Investments...............  (264.0)  (112.3)   (24.3)
          Derivative Instruments, net of
           associated amortization of
           deferred acquisition costs.....     1.2     (9.2)      --
                                           -------  -------  -------
          Total Investments and
           Derivative Instruments......... $(262.8) $(121.5) $ (24.3)
                                           =======  =======  =======

The Lincoln National Life Insurance Company

Provisions (credits) for write-downs and net changes in allowances for loss, which are included in the net realized loss on investments and derivative instruments shown above, are as follows:

                                             Year Ended December 31
                                              2002     2001   2000
                                             ------   ------  -----
                                                (in millions)
                                             --------------------
               Fixed maturity securities.... $296.6   $237.2  $41.2
               Equity securities............   21.4     15.7   14.6
               Mortgage loans on real estate    9.7     (2.7)   0.2
               Real estate..................     --      0.7     --
               Other long-term investments..    6.4      0.9     --
                                             ------   ------  -----
               Total........................ $334.1   $251.8  $56.0
                                             ======   ======  =====

The change in unrealized appreciation (depreciation) on investments in fixed maturity and equity securities is as follows:

                                          Year Ended December 31
                                           2002    2001    2000
                                         -----------------------
                                              (in millions)
                                         -----------------------
               Fixed maturity securities $1,219.5 $319.7  $684.0
               Equity securities........     13.0  (16.6)   (3.2)
                                         -------- ------  ------
               Total.................... $1,232.5 $303.1  $680.8
                                         ======== ======  ======

During the second quarter of 1998, LNL purchased three bonds issued with offsetting interest rate characteristics. Subsequent to the purchase of these bonds, interest rates increased and the value of one of these bonds decreased. This bond was sold at the end of the second quarter 1998 and a realized loss of $28.8 million ($18.7 million after-tax) was recorded. The other two bonds are still owned by LNL and are producing net investment income on an annual basis of $9.9 million ($6.4 million after-tax). Subsequent to these transactions being recorded, the Emerging Issues Task Force of the Financial Accounting Standards Board reached consensus with regard to accounting for this type of investment strategy. LNL is not required to apply the new accounting rules, however, if such rules were applied, the realized loss on the sale of $28.8 million ($18.7 million after-tax) on one of these bonds recorded at the end of the second quarter of 1998 would be reduced to $8.8 million ($5.7 million after-tax) and the difference would be applied as a change in the carrying amount of the two bonds that remain in LNL's portfolio. Also, net investment income for the year ended December 31, 2002, 2001 and 2000 would be less than reported by $2.9 million ($1.9 million after-tax), $2.7 million ($1.8 million after-tax) and $2.5 million ($1.6 million after-tax), respectively.

The balance sheet captions, "Real Estate" and "Property and Equipment," are shown net of allowances for depreciation as follows:

                                             December 31
                                             2002    2001
                                             ------------
                                             (in millions)
                                             ------------
                      Real estate........... $41.0  $ 38.4
                      Property and equipment  86.5   105.4

Impaired mortgage loans along with the related allowance for losses are as follows:

                                                      December 31
                                                      2002    2001
                                                     -------------
                                                     (in millions)
                                                     -------------
            Impaired loans with allowance for losses $ 72.3  $25.6
            Allowance for losses....................  (11.9)  (2.2)
            Impaired loans with no allowance for
             losses.................................     --     --
                                                     ------  -----
            Net impaired loans...................... $ 60.4  $23.4
                                                     ======  =====

The allowance for losses is maintained at a level believed adequate by management to absorb estimated probable credit losses. Management's periodic evaluation of the adequacy of the allowance for losses is based on LNL's past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay (including the timing of future payments), the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. This evaluation is inherently subjective as it requires estimating the amounts and timing of future cash flows expected to be received on impaired loans that may be susceptible to significant change.

A reconciliation of the mortgage loan allowance for losses for these impaired mortgage loans is as follows:

                                                    Year Ended
                                                   December 31
                                                2002   2001   2000
                                               -------------------
                                                  (in millions)
                                               -------------------
            Balance at beginning-of-year...... $ 2.2  $ 4.9  $ 4.7
            Provisions for losses.............  12.7    0.7    1.8
            Releases due to principal paydowns  (3.0)  (3.4)  (1.6)
            Releases due to foreclosures......    --     --     --
                                               -----  -----  -----
            Balance at end-of-year............ $11.9  $ 2.2  $ 4.9
                                               =====  =====  =====

The average recorded investment in impaired mortgage loans and the interest income recognized on impaired mortgage loans were as follows:

                                                  Year Ended
                                                  December 31
                                               2002  2001  2000
                                               -----------------
                                                 (in millions)
                                               -----------------
                Average recorded investment in
                 impaired loans............... $54.0 $25.0 $27.9
                Interest income recognized on
                 impaired loans...............   5.6   3.0   2.6

All interest income on impaired mortgage loans was recognized on the cash basis of income recognition.

As of December 31, 2002 and 2001, LNL had mortgage loans on non-accrual status of $1.8 million and $0.0 million, respectively. As of December 31, 2002 and 2001, LNL had no mortgage loans past due 90 days and still accruing.

The Lincoln National Life Insurance Company

As of December 31, 2002 and 2001, LNL had restructured mortgage loans of $4.6 million and $5.2 million, respectively. LNL recorded $0.4 million and $0.5 million of interest income on these restructured mortgage loans in 2002 and 2001, respectively. Interest income in the amount of $0.4 million and $0.5 million would have been recorded on these mortgage loans according to their original terms in 2002 and 2001, respectively. As of December 31, 2002 and December 31, 2001, LNL had no outstanding commitments to lend funds on restructured mortgage loans.

As of December 31, 2002, LNL's investment commitments for fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate were $558.9 million. As of December 31, 2002, this includes $168.1 million of standby commitments to purchase real estate upon completion and leasing.

For the year ended December 31, 2002, fixed maturity securities available-for-sale, mortgage loans on real estate and real estate investments which were non-income producing were not significant. As of December 31, 2002 and 2001, the carrying value of non-income producing securities was $34.8 million and $32.4 million, respectively.

The balance sheet account for other liabilities includes a reserve for guarantees of third-party debt in the amount of $0.4 million and $0.3 million at December 31, 2002 and 2001, respectively.

During the fourth quarter of 2000, LNL completed a securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $186.0 million and carrying value of $185.7 million. LNL retained a 6.3% beneficial interest in the securitized assets. LNL received $172.7 million from the trust for the sale of the senior trust certificates representing the other 93.7% beneficial interest. A realized gain of $0.4 million pre- tax was recorded on this sale. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Cash flows received during 2002, 2001 and 2000 from interests retained in the trust were $2.6 million, $2.6 million and $0.4 million, respectively. The fair values of the mortgage loans were based on a discounted cash flow method based on credit rating, maturity and future income. Prepayments are expected to be less than 1% with an expected weighted-average life of 6.4 years. Credit losses are anticipated to be minimal over the life of the trust.

During the fourth quarter of 2001, LNL completed a second securitization of commercial mortgage loans. In the aggregate, the loans had a fair value of $209.7 million and a carrying value of $198.1 million. LNL received $209.7 million from the trust for the sale of the loans. A recourse liability was not recorded since LNL is not obligated to repurchase any loans from the trust that may later become delinquent. Servicing fees of $0.2 million and $0.03 million were received in 2002 and 2001, respectively. The transaction was hedged with total return swaps to lock in the value of the loans. LNL recorded a loss on the hedge of $10.1 million pre-tax and a realized gain on the sale of $11.6 million pre-tax resulting in a net gain of $1.5 million pre-tax. Upon securitization, LNL did not retain an interest in the securitized assets; however, LNL later invested $14.3 million of its general account assets in the certificates issued by the trust. This investment is included in fixed maturity securities on the balance sheet.

--------------------------------------------------------------------------------
4. Federal Income Taxes


The Federal income tax expense (benefit) is as follows:

                                           Year Ended December 31
                                            2002     2001    2000
                                          -------  -------  ------
                                               (in millions)
                                          ------------------------
              Current.................... $(140.4) $ 456.1  $ 54.0
              Deferred...................    48.9   (299.7)  178.8
                                          -------  -------  ------
              Total tax expense (benefit) $ (91.5) $ 156.4  $232.8
                                          =======  =======  ======

The effective tax rate on pre-tax income is lower than the prevailing corporate Federal Income tax rate. A reconciliation of this difference is as follows:

                                            Year Ended December 31
                                             2002    2001    2000
                                           ------   ------  ------
                                                (in millions)
                                           -----------------------
             Tax rate times pre-tax income
              (loss)...................... $(14.9)  $233.9  $308.6
             Effect of:
               Tax-preferred investment
                income....................  (39.7)   (62.6)  (61.3)
               Other items................  (36.9)   (14.9)  (14.5)
                                           ------   ------  ------
             Provision for income taxes
              (benefit)................... $(91.5)  $156.4  $232.8
                                           ======   ======  ======
             Effective tax rate...........   (215)%     23%     26%

The effective tax rate is a ratio of tax expense (benefit) over pre-tax income
(loss). Since the pre-tax loss of $42.5 million resulted in a tax benefit of $91.5 million in 2002, an unusual effective tax rate of (215)% is reported.

The Lincoln National Life Insurance Company

The Federal income tax asset (liability) is as follows:

                                                        December 31
                                                       2002    2001
                                                      ------ -------
                                                       (in millions)
                                                      --------------
           Current receivable from (payable to)
            LNC...................................... $ 92.8 ($462.0)
           Deferred..................................   95.3   381.9
                                                      ------ -------
           Total Federal income tax asset (liability) $188.1  $(80.1)
                                                      ====== =======

Significant components of LNL's deferred tax assets and liabilities are as follows:

                                                     December 31
                                                    2002     2001
                                                  -------- --------
                                                    (in millions)
                                                  -----------------
            Deferred tax assets:
              Insurance and investment contract
               liabilities....................... $1,152.6 $  969.3
              Reinsurance deferred gain..........    397.5    392.3
              Net operating and capital loss
               carryforwards.....................     80.1     18.1
              Postretirement benefits other than
               pensions..........................     27.1     36.6
              Ceding commission asset............     16.7     18.6
              Compensation related...............     49.3     38.0
              Other..............................     87.4     84.4
                                                  -------- --------
            Total deferred tax assets............  1,810.7  1,557.3
                                                  -------- --------
            Deferred tax liabilities:
              Deferred acquisition costs.........    527.5    494.5
              Investment related.................    220.9     51.3
              Net unrealized gain on securities
               available-for-sale................    572.7    135.5
              Present value of business in-force.    354.5    391.5
              Other..............................     39.8    102.6
                                                  -------- --------
            Total deferred tax liabilities.......  1,715.4  1,175.4
                                                  -------- --------
            Net deferred tax asset............... $   95.3 $  381.9
                                                  ======== ========

The Company and its affiliates are part of a consolidated filing to the Internal Revenue Service with their common parent, Lincoln National Corporation. Cash paid to LNC for Federal income taxes in 2002 and 2001 was $396.5 million and $58.2 million, respectively. Cash received from LNC for Federal income taxes in 2000 was $38.0 million due to the carry back of 1999 tax losses.

The Company is required to establish a valuation allowance for any gross deferred tax assets that are unlikely to reduce taxes payable in future years' tax returns. At December 31, 2002, 2001, and 2000, LNL concluded that it was more likely than not that all gross deferred tax assets will reduce taxes payable in future years. Accordingly, no valuation allowance was necessary at December 31, 2002 and 2001.

At December 31, 2002, LNL had net operating loss carryforwards for Federal income tax purposes of $31.7 million for Lincoln Life New York that expire in the year 2013. The Company had net capital loss carryforwards of $156.2 million and First Penn had net capital loss carryforwards of $7.4 million that expire in the year 2007. Lincoln Life New York had net capital loss carryforwards of $33.5 million expiring in years 2004 through 2007. The net operating loss carryforwards and net capital loss carryforwards can be used in future LNC consolidated U.S. tax returns filed by its common parent. Accordingly, LNL believes that it is more likely than not that the net operating loss carryforwards and capital loss carryforwards will be fully utilized within the allowable carryforward period.

Under prior Federal income tax law, one-half of the excess of a life insurance company's income from operations over its taxable investment income was not taxed, but was set aside in a special tax account designated as "Policyholders' Surplus." At December 31, 2002, LNL has approximately $196.0 million of untaxed "Policyholders' Surplus" on which no payment of Federal income taxes will be required unless it is distributed as a dividend, or under other specified conditions. Barring the passage of unfavorable tax legislation, LNL does not believe that any significant portion of the account will be taxed in the foreseeable future. Accordingly, no deferred tax liability has been recognized relating to LNL's Policyholders' Surplus balance. If the entire Policyholders' Surplus balance became taxable at the current Federal rate, the tax would be approximately $68.6 million.

--------------------------------------------------------------------------------
5. Supplemental Financial Data



Reinsurance transactions included in the income statement captions, "Insurance Premiums" and "Insurance Fees," are as follows:

                                         Year Ended December 31
                                         2002*    2001*     2000
                                       --------  -------- --------
                                              (in millions)
                                       ---------------------------
              Insurance assumed....... $  909.7  $1,363.7 $1,279.3
              Insurance ceded.........  1,750.1     953.2    513.6
                                       --------  -------- --------
              Net reinsurance premiums
               and fees............... $ (840.4) $  410.5 $  765.7
                                       ========  ======== ========

--------
*The reinsurance activity for the year ended December 31, 2001 includes the activity of the former Reinsurance segment for the eleven months ended November 30, 2001 and the activity related to the indemnity reinsurance transaction with Swiss Re for the one month ended December 31, 2001. The reinsurance activity for 2002 includes activity related to the indemnity reinsurance transaction with Swiss Re.

The income statement caption, "Benefits," is net of reinsurance recoveries of $1,145.0 million; $555.1 million and $356.9 million for the years ended December 31, 2002, 2001 and 2000, respectively.

Detailed below is a breakdown of amounts included in LNL's balance sheet related to the reinsurance business sold to Swiss Re through indemnity reinsurance. Because LNL is not relieved of its liability to the ceding companies for this business,

The Lincoln National Life Insurance Company the liabilities and obligations associated with the reinsured contracts remain on the consolidated balance sheet of LNL with a corresponding reinsurance receivable from Swiss Re. At December 31, 2002, amounts recoverable from reinsurers included $5.1 billion related to the reinsurance business sold to Swiss Re.

A roll forward of the balance sheet account, "Deferred Acquisition Costs," is as follows:

                                                 Year Ended December 31
                                                   2002        2001
                                                  --------   ---------
                                                    (in millions)
                                                 ---------------------
           Balance at beginning-of-year......... $2,267.0    $2,385.6
           Deferral.............................    622.4       673.5
           Amortization.........................   (296.7)     (327.1)
           Adjustment related to realized losses
            on securities available-for-sale....    115.0       112.9
           Adjustment related to
            unrealized gains on securities
            available-for-sale..................   (338.5)     (187.2)
           Other................................      4.0      (390.7)
                                                  --------   --------
           Balance at end-of-period............. $2,373.2    $2,267.0
                                                  ========   ========

Realized gains and losses on investments and derivative instruments on the Statements of Income for the year ended December 31, 2002, 2001 and 2000 are net of amounts restored against deferred acquisition costs of $115.0 million, $112.9 million and $38.2 million, respectively. In addition, realized gains and losses for the years ended December 31, 2002, 2001 and 2000 are net of adjustments made to policyholder reserves of $25.6 million, $10.6 million and $(3.5) million, respectively. LNL has either a contractual obligation or has a consistent historical practice of making allocations of investment gains or losses to certain policyholders.

Details underlying the income statement caption, "Underwriting, Acquisition, Insurance and Other Expenses," are as follows:

                                          Year Ended December 31
                                         2002      2001      2000
                                       --------  --------  --------
                                               (in millions)
                                       ----------------------------
            Commissions............... $  566.7  $  812.3  $  830.5
            Other volume related
             expenses.................    264.2     191.4     222.3
            Operating and
             administrative expenses..    643.1     796.4     719.5
            Deferred acquisition costs
             net of amortization......   (325.7)   (346.4)   (428.1)
            Restructuring charges.....       --      37.4      (1.0)
            Goodwill amortization.....       --      26.5      24.9
            Other intangibles
             amortization.............    105.7      91.8     129.4
            Other.....................     95.8     103.4      90.0
                                       --------  --------  --------
            Total..................... $1,349.8  $1,712.8  $1,587.5
                                       ========  ========  ========

A reconciliation of the present value of business in-force for LNL's insurance subsidiaries included in other intangible assets is as follows:

                                                 December 31
                                          2002      2001      2000
                                        --------  --------  --------
                                                (in millions)
                                        ----------------------------
          Balance at
           beginning-of-year........... $1,118.5  $1,209.7  $1,353.3
          Adjustments to balance.......       --      (0.7)    (15.7)
          Interest accrued on
           unamortized balance
           (Interest rates range from
           5% to 7%)...................     61.4      71.0      77.6
          Amortization.................   (167.1)   (161.5)   (205.5)
                                        --------  --------  --------
          Balance at end-of-year.......  1,012.8   1,118.5   1,209.7
          Other intangible assets (non-
           insurance)..................
          Total other intangible assets
           at end-of-year.............. $     --  $     --  $   12.8
                                        ========  ========  ========

The Lincoln National Life Insurance Company

Details underlying the balance sheet caption, "Contractholder Funds," are as follows:

                                               December 31
                                             2002      2001
                                           --------- ---------
                                              (in millions)
                                           -------------------
                 Premium deposit funds.... $20,634.6 $18,553.7
                 Undistributed earnings on
                  participating business..     156.7     100.2
                 Other....................     610.9     562.7
                                           --------- ---------
                 Total.................... $21,402.2 $19,216.6
                                           ========= =========

Details underlying the balance sheet captions of short-term debt and surplus notes payable to LNC are as follows:

                                                    December 31
                                                   2002     2001
                                                 -------- --------
                                                   (in millions)
                                                 -----------------
              Short-term debt................... $  103.7 $  261.8
                                                 ======== ========
              Surplus notes due Lincoln National
               Corporation:
                6.56% surplus note, due 2028....   $500.0 $  500.0
                6.03% surplus note, due 2028....    750.0    750.0
                                                 -------- --------
              Total surplus notes............... $1,250.0 $1,250.0
                                                 ======== ========

The short-term debt represents short-term notes payable to LNC.

The surplus note for $500 million was issued to LNC in connection with the CIGNA indemnity reinsurance transaction on January 5, 1998 (see Note 7). This note calls for LNL to pay the principal amount of the notes on or before March 31, 2028 and interest to be paid quarterly at an annual rate of 6.56%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before January 5, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.316 billion at December 31, 2002), and subject to approval by the Indiana Insurance Commissioner.

The surplus note for $750 million was issued on December 18, 1998 to LNC in connection with the Aetna indemnity reinsurance transaction (see Note 7). This note calls for the LNL to pay the principal amount of the notes on or before December 31, 2028 and interest to be paid quarterly at an annual rate of 6.03%. Subject to approval by the Indiana Insurance Commissioner, LNC also has a right to redeem the note for immediate repayment in total or in part once per year on the anniversary date of the note, but not before December 18, 2003. Any payment of interest or repayment of principal may be paid only out of LNL's statutory earnings, only if LNL's statutory surplus exceeds specified levels ($2.38 billion at December 31, 2002), and subject to approval by the Indiana Insurance Commissioner.

Cash paid for interest on both the short-term debt and the surplus notes for 2002, 2001 and 2000 was $79.3 million, $80.6 million and $80.2 million, respectively.


--------------------------------------------------------------------------------
6. Employee Benefit Plans


Pension and Other Postretirement Benefit Plans -- U.S.
LNC maintains funded defined benefit pension plans for most of its U.S. employees (including those of LNL), and prior to January 1, 1995, most full-time agents (including those of LNL). Effective January 1, 2002, the employees' pension plan has a cash balance formula. Employees retiring before 2012 will have their benefits calculated under both the old and new formulas and will receive the better of the two calculations. Employees retiring in 2012 or after will receive benefits under the amended plan. Benefits under the old employees' plan are based on total years of service and the highest 60 months of compensation during the last 10 years of employment. Under the amended plan, employees have guaranteed account balances that grow with pay and interest credits each year. The amendment to the employees' pension plan resulted in a $25.4 million pre-tax negative unrecognized prior service cost in 2001 that will be evenly recognized over future periods. All benefits applicable to the defined benefit plan for agents were frozen as of December 31, 1994. The plans are funded by contributions to tax-exempt trusts. LNL's funding policy is consistent with the funding requirements of Federal law and regulations. Contributions are intended to provide not only the benefits attributed to service to date, but also those expected to be earned in the future.

LNC sponsors three types of unfunded, nonqualified, defined benefit plans for certain U.S. employees and agents (including those of LNL): supplemental retirement plans, a salary continuation plan, and supplemental executive retirement plans.

The supplemental retirement plans provide defined benefit pension benefits in excess of limits imposed by Federal tax law. Effective January 1, 2000, one of these plans was amended to limit the maximum compensation recognized for benefit payment calculation purposes. The effect of this amendment was to reduce LNL's pension benefit obligation by $5.4 million.

The salary continuation plan provides certain officers of LNL defined pension benefits based on years of service and final monthly salary upon death or retirement.

The supplemental executive retirement plan provides defined pension benefits for certain executives who became employees of LNL as a result of the acquisition of a block of individual life insurance and annuity business from CIGNA Corporation ("CIGNA"). Effective January 1, 2000, this plan was amended to freeze benefits payable under this plan. The effect of this plan curtailment was to decrease LNL's pension benefit obligation by $2.4 million. Effective January 1, 2000, a second supplemental executive retirement plan was established for this

The Lincoln National Life Insurance Company same group of executives to guarantee that the total benefit payable under the LNL employees' defined benefit pension plan benefit formula will be determined using an average compensation not less than the minimum three-year average compensation as of December 31, 1999. All benefits payable from this plan are reduced by benefits payable from the LNC employees' defined benefit pension plan.

LNC also sponsors unfunded plans that provide postretirement medical, dental and life insurance benefits to full-time U.S. employees and agents who, depending on the plan, have worked for LNL 10 years and attained age 55 for employees and 60 for agents (including those of LNL). Medical and dental benefits are also available to spouses and other dependents of employees and agents. For medical and dental benefits, limited contributions are required from individuals who retired prior to November 1, 1988. Contributions for later retirees, which can be adjusted annually, are based on such items as years of service at retirement and age at retirement. Life insurance benefits are noncontributory; however, participants can elect supplemental contributory life benefits up to age 70. Effective July 1, 1999, the agents' postretirement plan was changed to require agents retiring on or after that date to pay the full medical and dental premium costs. Beginning January 1, 2002, the employees' postretirement plan was changed to require employees not yet age 50 with five years of service by year end 2001 to pay the full medical and dental premium cost when they retire. This change in the plan resulted in the immediate recognition at the end of 2001 of a one-time curtailment gain of $10.7 million pre-tax.

On December 1, 2001, Swiss Re acquired LNL's reinsurance business. This transaction resulted in the immediate recognition of a one-time curtailment gain on post retirement benefits of $6 million pre-tax and additional expense of $1.4 million pre-tax related to pension benefits for a net curtailment gain of $4.6 million pre-tax. This net curtailment gain was included in the realized gain on sale of subsidiaries for the year ended December 31, 2001. Due to the release of the pension obligations on these former LNL employees, there was a $16 million gain in the pension plan that was used to offset prior plan losses.

The Lincoln National Life Insurance Company

Information with respect to defined benefit plan asset activity and defined benefit plan obligations is as follows:

                                                      Year Ended December 31
                                                  ------------------------------------
                                                                   Other Postretirement
                                                  Pension Benefits    Benefits
                                                  ---------------  --------------------
                                                   2002     2001    2002       2001
                                                  ------   ------  ---------  --------
                                                           (in millions)
                                                  -------------------------------------
Change in plan assets:
  Fair value of plan assets at beginning-of-year. $340.4   $334.5  $   --     $   --
  Transfers of assets............................   (1.4)     2.5      --         --
  Actual return on plan assets...................  (31.1)   (15.5)     --         --
  Company contributions..........................   58.0     33.8      --         --
  Administrative expenses........................   (1.6)    (0.9)     --         --
  Benefits paid..................................  (21.3)   (14.0)     --         --
                                                  ------   ------   ------     ------
  Fair value of plan assets at end-of-year....... $343.0   $340.4  $   --     $   --
                                                  ======   ======   ======     ======
Change in benefit obligation:
  Benefit obligation at beginning-of-year........ $399.3   $388.2  $ 81.9     $ 88.5
  Transfers of benefit obligations...............   (1.3)     2.7    (0.9)       0.1
  Plan amendments................................     --    (25.4)     --         --
  Service cost...................................   17.3     13.4     1.4        2.6
  Interest cost..................................   26.8     28.8     5.1        6.2
  Plan participants' contributions...............     --       --     1.1        1.7
  Sale of business segment.......................     --       --      --       (6.0)
  Plan curtailment gain..........................     --    (16.0)     --      (11.2)
  Actuarial (gains) losses.......................   20.3     21.6     6.8        7.6
  Benefits paid..................................  (21.3)   (14.0)   (6.5)      (7.6)
                                                  ------   ------   ------     ------
  Benefit obligation at end-of-year.............. $441.1   $399.3  $ 88.9     $ 81.9
                                                  ======   ======   ======     ======
Underfunded status of the plans.................. $(98.1)  $(58.9) $(88.9)    $(81.9)
Unrecognized net actuarial losses................  109.3     32.4     8.2        1.0
Unrecognized negative prior service cost.........  (19.8)   (24.7)     --         --
                                                  ------   ------   ------     ------
Accrued benefit cost............................. $ (8.6)  $(51.2) $(80.7)    $(80.9)
                                                  ======   ======   ======     ======
Weighted-average assumptions as of December 31:
  Weighted-average discount rate.................   6.50%    7.00%   6.50%      7.00%
  Expected return on plan assets.................   8.25%    9.00%     --         --
Rate of increase in compensation:
  Salary continuation plan.......................   5.00%    5.00%     --         --
  All other plans................................   4.00%    4.00%   4.00%      4.00%

In 2002, all plans have projected benefit obligations in excess of plan assets. In 2001, the funded status amounts in the pension benefits columns above combine plans with projected benefit obligations in excess of plan assets and plans with plan assets in excess of projected benefit obligations. At December 31, 2001, for plans that have projected benefit obligations in excess of plan assets, the aggregate projected benefit obligations were $269.8 million, the aggregate accumulated benefit obligations were $245.9 million and the aggregate fair value of plan assets was $208.5 million.

As is required by SFAS No. 87, "Employer's Accounting for Pensions," for plans where the accumulated benefit obligation exceeds the fair value of plan assets, the Company has recognized the minimum pension liability of the unfunded accumulated benefit obligation as a liability with an offsetting adjustment to Other Comprehensive Income, net of tax impact. As of December 31, 2002, this minimum pension liability amounted to $51.9 million ($79.8 million pre-tax).

Plan assets for both the funded employees and agents plans are principally invested in equity and fixed income funds managed by LNL's affiliate, Delaware Management Holdings, Inc.

The Lincoln National Life Insurance Company

The components of net defined benefit pension plan and postretirement benefit plan costs are as follows:

                                                   Year Ended December 31
                                        -------------------------------------------
                                                                Other Postretirement
                                           Pension Benefits           Benefits
                                        ----------------------  --------------------
                                           2002    2001    2000   2002   2001   2000
                                        ------  ------  ------  -----  -----  -----
                                                       (in millions)
                                        -------------------------------------------
Service cost........................... $ 17.8  $ 13.9  $ 12.5  $ 1.4  $ 2.6  $ 2.1
Interest cost..........................   26.8    28.8    26.1    5.1    6.2    5.7
Expected return on plan assets.........  (27.1)  (29.8)  (29.0)    --     --     --
Amortization of prior service cost.....   (2.4)    0.2     0.2     --     --     --
Recognized net actuarial (gains) losses    0.2     0.2    (2.0)  (0.4)  (0.4)  (0.7)
                                        ------  ------  ------  -----  -----  -----
Net periodic benefit cost.............. $ 15.3  $ 13.3  $  7.8  $ 6.1  $ 8.4  $ 7.1
                                        ======  ======  ======  =====  =====  =====

The calculation of the accumulated postretirement benefits obligation assumes a weighted-average annual rate of increase in the per capital cost of covered benefits (i.e. health care cost trend rate) of 10.0% for 2002. It further assumes the rate will gradually decrease to 5.0% by 2014 and remain at that level. The health care cost trend rate assumption has a significant effect on the amounts reported. For example, increasing the assumed health care cost trend rates by one percentage point each year would increase the accumulated postretirement benefits obligation as of December 31, 2002 and 2001 by $6.2 million and $5.7 million, respectively. The aggregate of the estimated service and interest cost components of net periodic postretirement benefits cost for the year ended December 31, 2002 and 2001 would increase by $0.5 million and $0.7 million, respectively.

LNL maintains a defined contribution plan for its U.S. insurance agents. Contributions to this plan are based on a percentage of the agents' annual compensation as defined in the plan. Effective January 1, 1998, LNL assumed the liabilities for a non-contributory defined contribution plan covering certain highly compensated former CIGNA agents and employees. Contributions for this plan are made annually based upon varying percentages of annual eligible earnings as defined in the plan. Contributions to this plan are in lieu of any contributions to the qualified agent defined contribution plan. Effective January 1, 2000, this plan was expanded to include certain highly compensated LNL agents. The combined pre-tax expenses for these plans amounted to $1.0 million, $2.8 million and $4.2 million in 2002, 2001 and 2000, respectively. These expenses reflect both LNL's contribution as well as changes in the measurement of LNL's liabilities under these plans.

401(k) Plans
LNC sponsors contributory defined contribution plans (401(k) plans) for eligible U.S. employees and agents (including those of LNL). LNL's contributions to the 401(k) plans for its U.S. employees and agents are equal to a participant's pre-tax contribution, not to exceed 6% of base pay, multiplied by a percentage, ranging from 50% to 150%, which varies according to certain incentive criteria as determined by LNC's Board of Directors. As a result of LNC attaining the goals established under the three-year long-term incentive plan for 1998 through 2000, an additional match was made in 2001 on a participant's 2000 pre-tax contribution, not to exceed 6% of base pay, multiplied by 50%. LNL's expense for the 401(k) plan amounted to $12.6 million, $13.5 million and $21.0 million in 2002, 2001 and 2000, respectively.

Deferred Compensation Plans
LNC sponsors contributory deferred compensation plans for certain U.S. employees and agents including those of LNL who meet the established plan criteria. Plan participants may elect to defer payment of a portion of their compensation, as defined by the plans. At this point, these plans are not funded. Plan participants may select from a variety of alternative measures for purposes of calculating the investment return considered attributable to their deferral. Under the terms of these plans, LNL agrees to pay out amounts based upon the alternative measure selected by the participant. Plan participants who are also participants in an LNC 401(k) plan and who have reached the contribution limit for that plan may also elect to defer the additional amounts into the deferred compensation plan. LNL makes matching contributions to these plans for its participants based upon amounts placed into the deferred compensation plans by individuals who have reached the contribution limit under the 401(k) plan. The amount of LNL's contribution is calculated in a manner similar to the employer match calculation described in the 401(k) plans section above. Expense (income) for these plans amounted to $(3.6) million, $(2.9) million and $3.0 million in 2002, 2001 and 2000, respectively. These expenses reflect both LNL's employer matching contributions, as well as changes in the measurement of LNL's liabilities under these plans.

In the fourth quarter of 1999, LNC modified the terms of the deferred compensation plans to provide that plan participants who selected LNC stock as the measure for their investment return would receive shares of LNC stock in satisfaction of this portion of their deferral. In addition, participants were precluded from diversifying any portion of their deferred compensation plan account that is measured by LNC's stock performance. As a result of these modifications to the plans, ongoing changes in value of LNC's stock no longer affect the expenses associated with this portion of the deferred compensation plans.

The Lincoln National Life Insurance Company

In connection with the acquisition of the block of individual life insurance and annuity business from CIGNA, LNL assumed the liability for an unfunded contributory deferred compensation plan covering certain former CIGNA employees and agents. These participants became immediately eligible for the LNC contributory deferred compensation plans, and therefore this plan was frozen as to future deferrals as of January 1, 1998. Effective January 1, 2001, this frozen plan was merged into the LNC contributory deferred compensation plans and the associated expenses for 2002, 2001 and 2000 are included in those plan expenses disclosed above.

LNL's total liabilities associated with these plans were $103.7 million and $101.4 million at December 31, 2002 and 2001, respectively.

Incentive Plans
LNC has various incentive plans for employees, agents and directors of LNC and its subsidiaries that provide for the issuance of stock options, stock appreciation rights, restricted stock awards and stock incentive awards. These plans are comprised primarily of stock option incentive plans. Stock options awarded under the stock option incentive plans to LNL employees and agents are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire 10 years from the date of grant. Such options are transferable only upon death. Options become exercisable in 25% increments over the four-year period following the option grant anniversary date. A "reload option" feature was added on May 14, 1997. In most cases, persons exercising an option after that date have been granted new options in an amount equal to the number of matured shares tendered to exercise the original option award. The reload options are granted for the remaining term of the related original option and have an exercise price equal to the market value of LNC stock at the date of the reload award. Reload options can be exercised two years after the grant date if the value of the new option has appreciated by at least 25%.

In 2000, as a result of changes in the interpretation of the existing accounting rules for stock options, LNC decided not to continue issuing stock options to agents that do not meet the stringent definition of a common law employee. In the first quarter of 2000, LNC adopted a stock appreciation right ("SAR") program as a replacement to the agent stock option program for agents. The first awards under this program were also made in the first quarter of 2000. The SARs under this program are rights on LNC stock that are cash settled and become exercisable in 25% increments over the four year period following the SAR grant date. SARs are granted with an exercise price equal to the market value of LNC stock at the date of grant and, subject to termination of employment, expire five years from the date of grant. Such SARs are transferable only upon death.

LNL recognizes compensation expense for its agents in the SAR program based on the fair value method using an option-pricing model. Compensation expense and the related liability are recognized on a straight-line basis over the vesting period of the SARs. The SAR liability is marked-to-market through net income. This accounting treatment causes volatility in net income as a result of changes in the market value of LNC stock. LNL hedges this volatility by purchasing call options on LNC stock. Call options hedging vested SARs are also marked-to-market through net income. Total compensation expense (income) recognized by LNL for the SAR program for 2002, 2001 and 2000 was $(0.7) million, $4.8 million and $3.1 million, respectively. The mark-to-market gain
(loss) recognized through net income on call options on LNC stock for 2002, 2001 and 2000 was $(6.7) million, $0.8 million and $1.3 million, respectively. The SAR liability at December 31, 2002 and 2001 was $3.7 million and $6.5 million, respectively.

Through 2002, LNL recognized compensation expense for LNC stock option grants to LNL employees and agents using the intrinsic value method of accounting and provided the required pro forma information for stock options granted after December 31, 1994. Accordingly, no compensation expense has been recognized for stock option incentive plans through 2002. Had compensation expense for LNC stock option grants to LNL employees been determined based on the estimated fair value at the grant dates for awards under those plans, LNL's pro forma net income for the last three years (2002, 2001 and 2000) would have been $39.8 million, $479.9 million and $639.4 million, respectively (a decrease of $9.2 million, $16.2 million and $9.5 million, respectively).

The above effects on pro forma net income of expensing the estimated fair value of stock options are not necessarily representative of the effects on reported net income for future years due to factors such as the vesting period of the stock options and the potential for issuance of additional stock options in future years.

The fair value of options used as a basis for the pro forma disclosures, shown above, was estimated as of the date of grant using a Black-Scholes option-pricing model. Included in the above pro forma decrease in net income for 2001 was $5.9 million after-tax of stock option expense related to the former Reinsurance segment.

On August 8, 2002, LNC announced plans to expense the fair value of employee stock options beginning in 2003 under FAS 123. FAS 148, issued on December 31, 2002, provides for alternative methods of transition for entities that change to the fair value method of accounting for stock-based compensation. LNC will adopt the fair value method of accounting under FAS 123, as amended by FAS 148, as of January 1, 2003; therefore, LNL will present restated financial statements for the years 2002 and 2001 in its 2003 audited financial statements.

Effective January 1, 2003, LNC's stock option employee compensation plan and long-term cash incentive compensation plan were revised and combined to provide for performance vesting, and to provide for awards that may be paid out in a combination of stock options, performance shares of LNC stock and cash. The performance measures for the initial grant under the new plan will be calculated over a three-year period from grant date and will compare LNC's performance relative

The Lincoln National Life Insurance Company to a selected group of peer companies. Comparative performance measures will include relative growth in earnings per share, return on equity and total share performance. Certain participants in the new plans will select from seven different combinations of stock options, performance shares and cash in determining the form of their award. Other participants will have their award paid in performance shares. This plan will replace the current LNC stock option plan.

Information with respect to LNC stock options outstanding for LNL employees and agents at December 31, 2002 is as follows:

                   Options Outstanding                          Options Exercisable
--------------------------------------------------------- -------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at    Weighted-
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Average Exercise
 Prices       2002          (Years)       Exercise Price       2002           Price
-------- -------------- ---------------- ---------------- -------------- ----------------
$10-$20       94,042          0.87            $19.80           94,042         $19.80
 21- 30    1,515,448          6.12             25.43        1,038,904          25.76
 31- 40      285,735          6.95             35.23          163,785          35.89
 41- 50    2,512,254          6.49             43.66        1,721,058          43.67
 51- 60    2,231,192          7.58             51.38        1,017,538          50.84
-------    ---------                                        ---------
$10-$60    6,638,671                                        4,035,327
=======    =========                                        =========

The option price assumptions used for grants to LNL employees and agents were as follows:

                                                    Year Ended December 31
                                                    2002    2001    2000
                                                    ------  ------  -----
     Dividend yield................................    2.5%    2.8%   4.6%
     Expected volatility...........................   39.6%   40.0%  39.2%
     Risk-free interest rate.......................    4.5%    4.6%   6.5%
     Expected life (in years)......................    4.2     4.2    4.9
     Weighted-average fair value per option granted $16.00  $13.38  $7.84

Information with respect to the incentive plans involving stock options granted to LNL employees and agents is as follows:

                                        Options Outstanding       Options Exercisable
                                     -------------------------- ------------------------
                                                   Weighted-                Weighted-
                                                    Average                  Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ----------  -------------- --------- --------------
Balance at January 1, 2000..........  5,994,960      $39.88     2,143,460     $30.25
Granted-original....................  1,970,665       26.04
Granted-reloads.....................     40,278       45.99
Exercised (includes shares tendered)   (372,902)      21.98
Forfeited...........................   (464,048)      45.18
                                     ----------      ------     ---------     ------
Balance at December 31, 2000........  7,168,953      $36.69     2,813,438      13.92
                                     ==========      ======     =========     ======
Granted-original....................  1,418,190       43.52
Granted-reloads.....................     60,111       48.64
Exercised (includes shares tendered) (1,162,373)      28.45
Forfeited...........................   (251,604)      44.01
                                     ----------      ------     ---------     ------
Balance at December 31, 2001........  7,233,277       39.20     4,213,907      39.05
                                     ==========      ======     =========     ======
Granted-original....................  1,035,180       51.59
Granted-reloads.....................     12,103       48.41
Exercised (includes shares tendered) (1,316,702)      36.31
Forfeited...........................   (331,487)      46.09
Intercompany transfer...............      6,300       41.39
                                     ----------      ------     ---------     ------
Balance at December 31, 2002........  6,638,671      $41.39     4,035,327     $40.00
                                     ==========      ======     =========     ======

The Lincoln National Life Insurance Company

Information with respect to the LNC incentive plan SARs outstanding for LNL agents at December 31, 2002 is as follows:

                SARs Outstanding                                 SARs Exercisable
-        ------------------------------- ---------------- -------------------------------
-----------------------------------------------------------------------------------------
             Number     Weighted-Average                      Number
Range of Outstanding at    Remaining                      Exercisable at
Exercise  December 31,  Contractual Life Weighted-Average  December 31,  Weighted-Average
 Prices       2002          (Years)       Exercise Price       2002       Exercise Price
-----------------------------------------------------------------------------------------
$21-$30      487,710          2.19            $24.72         183,364          $24.72
 31- 40        3,875          2.45             36.98           1,788           36.90
 41- 50      518,588          3.20             43.57         115,956           43.59
 51- 60      372,075          4.20             52.10              --              --
-------    ---------                                         -------
$10-$60    1,382,248                                         301,108
=======    =========                                         =======

The option price assumptions used for grants to LNL agents under the LNC SAR plan for 2002, 2001 and 2000 were as follows:

                                                   2002    2001    2000
                                                  ------  ------  ------
      Dividend yield.............................    2.7%    2.7%    3.8%
      Expected volatility........................   29.5%   42.0%   46.0%
      Risk-free interest rate....................    5.0%    5.5%    7.3%
      Expected life (in years)...................    5.0     5.0     5.0
      Weighted-average fair value per SAR granted $10.86  $18.84  $14.62

Information with respect to the LNC incentive plan involving SARs granted to LNL agents is as follows:

                                          SARs Outstanding           SARs Exercisable
                                     --------------------------- ------------------------
                                                Weighted-Average         Weighted-Average
                                       Shares    Exercise Price  Shares   Exercise Price
                                     ---------  ---------------- ------- ----------------
Balance at January 1, 2000..........        --       $   --           --      $   --
Granted-original....................   866,168        24.94
Exercised (includes shares tendered)   (72,823)       24.72
Forfeited...........................   (42,293)       25.19
                                     ---------       ------      -------      ------
Balance at December 31, 2000........   751,052        24.94       82,421       24.72
                                     =========       ======      =======      ======
Granted-original....................   544,205        43.51
Exercised (includes shares tendered)  (142,785)       24.74
Forfeited...........................   (27,381)       28.92
                                     ---------       ------      -------      ------
Balance at December 31, 2001........ 1,125,091        33.85      102,710       25.02
                                     =========       ======      =======      ======
Granted-original....................   383,675        51.95
Exercised (includes shares tendered)   (90,818)       28.57
Forfeited...........................   (35,700)       34.95
                                     ---------       ------      -------      ------
Balance at December 31, 2002........ 1,382,248       $39.20      301,108      $32.06
                                     =========       ======      =======      ======

Restricted LNC stock (non-vested stock) awarded to LNL employees and agents from 2000 through 2002 was as follows:

                                                     Year Ended December 31
                                                       2002   2001    2000
                                                     ------- ------- -------
   Restricted stock (number of shares)..............  46,500  32,639  80,929
   Weighted-average price per share at time of grant $ 33.55 $ 45.59 $ 39.64

--------------------------------------------------------------------------------
7. Restrictions, Commitments and Contingencies


Statutory Information and Restrictions
Net income (loss) as determined in accordance with statutory accounting practices for The Lincoln National Life Insurance Company (the "Company") and its insurance subsidiaries excluding the insurance subsidiaries sold to Swiss Re in 2001 was $(0.252) billion, $0.197 billion and $0.621 billion for 2002, 2001 and 2000, respectively. On December 7, 2001, Swiss Re acquired LNC's reinsurance operations. The trans-

action structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operation. See Note 11 for further discussion of Swiss Re's acquisition of LNC's reinsurance operations.

Shareholder's equity as determined in accordance with statutory accounting practices for the Company and its insurance

The Lincoln National Life Insurance Company subsidiaries was $2.6 billion and $3.5 billion for December 31, 2002 and 2001, respectively.

The National Association of Insurance Commissioners revised the Accounting Practices and Procedures Manual in a process referred to as Codification. The revised manual became effective January 1, 2001. The domiciliary states of the Company and its insurance subsidiaries have adopted the provisions of the revised manual. The revised manual has changed, to some extent, prescribed statutory accounting practices and has resulted in changes to the accounting practices that the Company and its insurance subsidiaries use to prepare their statutory-basis financial statements. The impact of these changes to the Company and its insurance subsidiaries' statutory-based capital and surplus as of January 1, 2001 was not significant.

The Company acquired a block of individual life insurance and annuity business from CIGNA Corporation in January 1998 and a block of individual life insurance from Aetna Inc. in October 1998. These acquisitions were structured as indemnity reinsurance transactions. The statutory accounting regulations do not allow goodwill to be recognized on indemnity reinsurance transactions and therefore, the related statutory ceding commission flows through the statement of operations as an expense resulting in a reduction of statutory earned surplus. As a result of these acquisitions, the Company's statutory earned surplus was negative.

The Company and its insurance subsidiaries are subject to certain insurance department regulatory restrictions as to the transfer of funds and payment of dividends to LNC. Generally, these restrictions pose no short-term liquidity concerns for LNC. As a result of negative statutory earned surplus, the Company was required to obtain the prior approval of the Indiana Insurance Commissioner ("Commissioner") before paying any dividends to LNC until its statutory earned surplus became positive. During the first quarter of 2002, the Company received approval from the Commissioner to reclassify total dividends of $495 million paid to LNC in 2001 from the Company's earned surplus to paid-in-capital. This change plus the increase in statutory earned surplus from the disposition of LNC's reinsurance operations through an indemnity reinsurance transaction with Swiss Re resulted in positive statutory earned surplus for the Company at December 31, 2001.

In general, dividends are not subject to prior approval from the Commissioner provided the Company's statutory earned surplus is positive and such dividends do not exceed the standard limitation of the greater of 10% of total statutory earned surplus or the amount of statutory earnings in the prior calendar year. Dividends of $710 million were paid by the Company to LNC in the second quarter of 2002. These distributions were made in two installments. The first installment of $60 million was paid in April. The second installment of $650 million was paid in June. As both installments exceeded the standard limitation noted above, a special request was made for each payment and each was approved by the Commissioner. Both distributions represented a portion of the proceeds received from the indemnity reinsurance transaction with Swiss Re. As a result of the payment of dividends plus the statutory loss in 2002, the Company's statutory earned surplus is negative as of December 31, 2002. Due to the negative statutory earned surplus as of December 31, 2002, any dividend(s) paid by the Company in 2003 will be subject to prior approval from the Commissioner. As occurred in 2001, dividends approved and paid while statutory earned surplus is negative will be classified as a reduction to paid-in-capital.

The Company is recognized as an accredited reinsurer in the state of New York, which effectively enables it to conduct reinsurance business with unrelated insurance companies that are domiciled within the state of New York. As a result, in addition to regulatory restrictions imposed by the state of Indiana, the Company is also subject to the regulatory requirements that the State of New York imposes upon accredited reinsurers.

Reinsurance Contingencies

See Note 11, "Acquisition and Divestitures," for discussion of contingencies surrounding Swiss Re's acquisition of LNC's reinsurance operations on December 7, 2001.

Marketing and Compliance Issues

Regulators continue to focus on market conduct and compliance issues. Under certain circumstances, companies operating in the insurance and financial services markets have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. LNL's management continues to monitor the company's sales materials and compliance procedures and is making an extensive effort to minimize any potential liability. Due to the uncertainty surrounding such matters, it is not possible to provide a meaningful estimate of the range of potential outcomes at this time; however, it is management's opinion that such future developments will not materially affect the consolidated financial position of LNL.

Leases

LNL leases its Fort Wayne, Indiana home office properties through sale-leaseback agreements. The agreements provide for a 25-year lease period with options to renew for six additional terms of five years each. The agreements also provide LNL with the right of the first refusal to purchase the properties during the terms of the lease, including renewal periods, at a price defined in the agreements. LNL also has the option to purchase the leased properties at fair market value as defined in the agreements on the last day of the initial 25-year lease period ending in 2009 or the last day of any of the renewal periods.

Total rental expense on operating leases in 2002, 2001 and 2000 was $55.5 million, $63.2 million and $61.7 million, respectively. Future minimum rental commitments are as follows (in millions):

                                2003...... $50.7
                                2004......  49.8
                                2005......  49.2
                                2006......  46.2
                                2007......  44.7
                                Thereafter  48.6

The Lincoln National Life Insurance Company

Information Technology Commitment

In February 1998, LNL signed a seven-year contract with IBM Global Services for information technology services for the Fort Wayne operations. Annual costs are dependent on usage but are expected to range from $60.0 million to $70.0 million.

Insurance Ceded and Assumed

LNL's insurance companies cede insurance to other companies. The portion of risks exceeding each company's retention limit is reinsured with other insurers. LNL seeks reinsurance coverage within the businesses that sell life insurance to limit its liabilities. As of December 31, 2002, LNL's retention policy is to retain no more than $10.0 million on a single insured life. For 2003, the retention policy was changed to limit retention on new sales to $5 million. Portions of LNL's deferred annuity business have also been co-insured with other companies to limit LNC's exposure to interest rate risks. At December 31, 2002, the reserves associated with these reinsurance arrangements totaled $2,009.0 million. To cover products other than life insurance, LNL acquires other insurance coverages with retentions and limits that management believes are appropriate for the circumstances. The accompanying financial statements reflect premiums, benefits and deferred acquisition costs, net of insurance ceded (see Note 5). LNL's insurance companies remain liable if their reinsurers are unable to meet contractual obligations under applicable reinsurance agreements.

Vulnerability from Concentrations

At December 31, 2002, LNL did not have a material concentration of financial instruments in a single investee or industry. LNL's investments in mortgage loans principally involve commercial real estate. At December 31, 2002, 28% of such mortgages, or $1.2 billion, involved properties located in California and Texas. Such investments consist of first mortgage liens on completed income-producing properties and the mortgage outstanding on any individual property does not exceed $38.2 million. Also at December 31, 2002, LNL did not have a concentration of: 1) business transactions with a particular customer or lender; 2) sources of supply of labor or services used in the business or; 3) a market or geographic area in which business is conducted that makes it vulnerable to an event that is at least reasonably possible to occur in the near term and which could cause a severe impact to LNL's financial position. Although LNL does not have any significant concentration of customers, LNL's Retirement segment has a long-standing distribution relationship with American Funds Distributors ("AFD") that is significant to this segment. In 2002, the American Legacy Variable Annuity product line sold through AFD accounted for about 15% of LNL's total gross annuity deposits. In addition, the American Legacy Variable Annuity product line represents approximately 31% of LNL's total gross annuity account values at December 31, 2002. Recently, LNL and AFD have agreed to transition the wholesaling of American Legacy to LFD. Currently, AFD uses wholesalers who focus on both American Funds mutual funds as well as the American Legacy Variable Annuity products. Segment management believes that this change to a dedicated team focused on key broker/dealer relationships developed in conjunction with AFD, should lead to renewed growth in American Legacy Variable Annuity sales.

Other Contingency Matters

LNL is involved in various pending or threatened legal proceedings, including purported class actions, arising from the conduct of business. In some instances, these proceedings include claims for unspecified or substantial punitive damages and similar types of relief in addition to amounts for alleged contractual liability or requests for equitable relief. After consultation with legal counsel and a review of available facts, it is management's opinion that these proceedings ultimately will be resolved without materially affecting the consolidated financial position of LNL.

In 2001, LNL concluded the settlement of all class action lawsuits alleging fraud in the sale of LNL non-variable universal life and participating whole life policies issued between January 1, 1981 and December 31, 1998. Since 2001, LNL has reached settlements with a substantial number of the owners of policies that opted out of the class action settlement. LNL continues to defend a small number of opt out claims and lawsuits. While there is continuing uncertainty about the ultimate costs of settling the remaining opt out cases, it is management's opinion that established reserves are adequate and future developments will not materially affect the consolidated financial position of LNL.

LNL has pursued claims with their liability insurance carriers for reimbursement of certain costs incurred in connection with the class action settlement and the settlement of claims and litigation brought by owners that opted out of the class action settlement. During the fourth quarter of 2002, LNL settled their claims against three liability carriers on a favorable basis. LNL continues to pursue similar claims against a fourth liability insurance carrier.

For discussion of the resolution of legal proceedings related to LNC's sale of its former reinsurance business to Swiss Re, refer to the discussion within
Note 11, "Acquisitions and Divestitures."

State guaranty funds assess insurance companies to cover losses to policyholders of insolvent or rehabilitated companies. Mandatory assessments may be partially recovered through a reduction in future premium taxes in some states. LNL has accrued for expected assessments net of estimated future premium tax deductions.

Guarantees

LNL has guarantees with off-balance-sheet risks whose contractual amounts represent credit exposure. Guarantees with off-balance sheet risks having contractual values of $9.0 million and $10.3 million were outstanding at December 31, 2002 and 2001, respectively.

Certain subsidiaries of LNL have sold commercial mortgage loans through grantor trusts, which issued pass-through

The Lincoln National Life Insurance Company certificates. These subsidiaries have agreed to repurchase any mortgage loans which remain delinquent for 90 days at a repurchase price substantially equal to the outstanding principal balance plus accrued interest thereon to the date of repurchase. In case of default on the mortgage loans, LNL has recourse to the underlying real estate. It is management's opinion that the value of the properties underlying these commitments is sufficient that in the event of default, the impact would not be material to LNL. These guarantees expire in 2004 through 2009.

Derivative Instruments

LNL maintains an overall risk management strategy that incorporates the use of derivative instruments to minimize significant unplanned fluctuations in earnings that are caused by interest rate risk, foreign currency risk, equity risk, and credit risk. LNL assesses these risks by continually identifying and monitoring changes in interest rate exposure, foreign currency exposure, equity market exposure, and credit exposure that may adversely impact expected future cash flows and by evaluating hedging opportunities. Derivative instruments that are currently used as part of LNL's interest rate risk management strategy include interest rate swaps, interest rate caps and swaptions. Derivative instruments that are used as part of LNL's foreign currency risk management strategy include foreign currency swaps. Call options on LNC stock are used as part of LNL's equity market risk management strategy. Call options on the S&P 500 index were used for reinsurance programs and as a result of the acquisition by Swiss Re of LNC's reinsurance operations in December 2001, this equity market risk management strategy was terminated. LNL also uses credit default swaps as part of its credit risk management strategy.

By using derivative instruments, LNL is exposed to credit and market risk. If the counterparty fails to perform, credit risk is equal to the extent of the fair value gain in the derivative. When the fair value of a derivative contract is positive, this generally indicates that the counterparty owes LNL and, therefore, creates a payment risk for LNL. When the fair value of a derivative contract is negative, LNL owes the counterparty and therefore LNL has no payment risk. LNL minimizes the credit (or payment) risk in derivative instruments by entering into transactions with high quality counterparties that are reviewed periodically by LNL. LNL also maintains a policy of requiring that all derivative contracts be governed by an International Swaps and Derivatives Association ("ISDA") Master Agreement.

LNL is required to maintain minimum ratings as a matter of routine practice in negotiating ISDA agreements. Under the majority of ISDA agreements and as a matter of policy, LNL has agreed to maintain financial strength or claims-paying ratings above S&P BBB and Moody's Baa2. A downgrade below these levels would result in termination of the derivatives contract at which time any amounts payable by LNL would be dependent on the market value of the underlying derivative contract. In certain transactions, LNL and the counterparty have entered into a collateral support agreement requiring LNL to post collateral upon significant downgrade. LNC is required to maintain long-term senior debt ratings above S&P BBB and Moody's Baa2. LNL also requires for its own protection minimum rating standards for counterparty credit protection. LNL is required to maintain financial strength or claims-paying ratings of S&P A- and Moody's A3 under certain ISDA agreements, which collectively do not represent material notional exposure. LNL does not believe the inclusion of termination or collateralization events pose any material threat to its liquidity position.

Market risk is the adverse effect that a change in interest rates, currency rates, implied volatility rates, or a change in certain equity indexes or instruments has on the value of a financial instrument. LNL manages the market risk by establishing and monitoring limits as to the types and degree of risk that may be undertaken.

LNL's derivative instruments are monitored by LNC's risk management committee as part of that committee's oversight of LNL's derivative activities. LNC's derivative instruments committee is responsible for implementing various hedging strategies that are developed through its analysis of financial simulation models and other internal and industry sources. The resulting hedging strategies are then incorporated into LNL's overall risk management strategies.

The Lincoln National Life Insurance Company

LNL has derivative instruments with off-balance-sheet risks whose notional or contract amounts exceed the credit exposure. Outstanding derivative instruments with off-balance-sheet risks, shown in notional or contract amounts along with their carrying value and estimated fair values, are as follows:

                                                                           Assets (Liabilities)
                                                                      ------------------------------
                                                       Notional or    Carrying Fair   Carrying Fair
                                                     Contract Amounts  Value   Value   Value   Value
                                                     ---------------  -------- -----  -------- -----
                                                       December 31      December 31    December 31
                                                      2002     2001     2002   2002     2001   2001
                                                     -------  ------- -------- -----  -------- -----
                                                                     (in millions)

                                                     ----------------------------------------------
Interest rate derivative instruments:
  Interest rate cap agreements...................... 1,276.8  1,258.8  $ 4.7   $ 4.7   $ 0.6   $ 0.6
  Swaptions.........................................   180.0  1,752.0    0.0     0.0     0.1     0.1
  Interest rate swap agreements.....................   429.1    335.1   51.9    51.9    21.0    21.0
                                                     -------  -------  -----   -----   -----   -----
    Total interest rate derivative instruments...... 1,885.9  3,345.9   56.6    56.6    21.7    21.7
Foreign currency derivative instruments:
  Foreign currency swaps............................    61.5     94.6   (2.4)   (2.4)    5.9     5.9
                                                     -------  -------  -----   -----   -----   -----
    Total foreign currency derivative instruments...    61.5     94.6   (2.4)   (2.4)    5.9     5.9
Credit derivative instruments:
  Credit default swaps..............................    26.0     29.0    0.9     0.9     0.9     0.9
Equity indexed derivative instruments:
  Call options (based on LNC Stock).................     1.3      1.1    7.4     7.4    20.5    20.5
                                                     -------  -------  -----   -----   -----   -----
    Total equity indexed derivative instruments.....     1.3      1.1    7.4     7.4    20.5    20.5
Embedded derivatives per FAS 133....................      --       --    2.3     2.3     0.3     0.3
                                                     -------  -------  -----   -----   -----   -----
    Total derivative instruments.................... 1,974.7  3,470.6  $64.8   $64.8   $49.3   $49.3
                                                     =======  =======  =====   =====   =====   =====

A reconciliation of the notional or contract amounts for the significant programs using derivative agreements and contracts is as follows:

                               Interest Rate                     Interest Rate
                              Cap Agreements       Swaptions     Swap Agreements
                             ----------------  ----------------- -------------
                                December 31       December 31     December 31
                               2002     2001     2002     2001    2002    2001
                             -------  -------  --------  ------- -----   ------
                                               (in millions)
                             -------------------------------------------------
Balance at beginning-of-year 1,258.8  1,558.8   1,752.0  1,752.0 335.1    708.2
New contracts...............   800.0       --        --       -- 146.6       --
Terminations and maturities.  (782.0)  (300.0) (1,572.0)      -- (52.6)  (373.1)
                             -------  -------  --------  ------- -----   ------
Balance at end-of-year...... 1,276.8  1,258.8     180.0  1,752.0 429.1    335.1
                             =======  =======  ========  ======= =====   ======

                                                Foreign Currency
                                                Swap Agreements
                                                ---------------
                                                 December 31
                                                 2002    2001
                                                 -----   ------
                                                (in millions)
                                                ---------------
                   Balance at beginning-of-year  94.6     37.5
                   New contracts...............    --     80.9
                   Terminations and maturities. (33.1)   (23.8)
                   Foreign exchange adjustment.    --       --
                                                 -----   -----
                   Balance at end-of-year......  61.5     94.6
                                                 =====   =====

The Lincoln National Life Insurance Company

                                                    Call Options Call Options
                                     Credit Default  (Based on    (Based on
                                       Swaps            S&P)     LNC Stock)
                                     -------------- ------------ -----------
                                     December 31    December 31  December 31
                                     2002    2001   2002  2001   2002   2001
                                     ----    ------ ---- ------  ----   ----
                                                (in millions)
                                     --------------------------------------
        Balance at beginning-of-year 29.0    29.0    --   183.3   1.1    0.6
        New contracts...............   --      --    --   141.9   0.3    0.6
        Terminations and maturities. (3.0)     --    --  (325.2) (0.1)  (0.1)
                                      ----    ----   --  ------  ----   ----
        Balance at end-of-year...... 26.0    29.0    --      --   1.3    1.1
                                      ====    ====   ==  ======  ====   ====

                                                Total Return Swaps
                                                December 31
                                                ------------------
                                                2002     2001
                                                ------- ---------
                                                (in millions)
                                                ------------------
                   Balance at beginning-of-year  --         --
                   New contracts...............  --      190.0
                   Terminations and maturities.  --     (190.0)
                                                 --      ------
                   Balance at end-of-year......  --         --
                                                 ==      ======

Accounting for Derivative Instruments and Hedging Activities

As of December 31, 2002 and 2001, LNL had derivative instruments that were designated and qualified as cash flow hedges and derivative instruments that were not designated as hedging instruments. LNL did not have derivative instruments that were designated as fair value hedges or hedges of a net investment in a foreign operation. See Note 1 to the consolidated financial statements for detailed discussion of the accounting treatment for derivative instruments. For the year ended December 31, 2002 and 2001, LNL recognized a net gain of $2.5 million after-tax and a net loss of $6.0 million after-tax, respectively, in net income as a component of realized gains and losses on investments and derivative instruments. These gains (losses) relate to the ineffective portion of cash flow hedges, the change in market value for derivative instruments not designated as hedging instruments, and the gain
(loss) on swap terminations. For the year ended December 31, 2002 and 2001, LNL recognized a gain of $8.8 million after-tax and $4.9 million after-tax, respectively, in OCI related to the change in market value on derivative instruments that are designated and qualify as cash flow hedges. In addition, for the year ended December 31, 2001, $0.5 million after-tax was reclassified from unrealized gain (loss) on securities available-for-sale to unrealized gain
(loss) on derivative instruments, both in OCI. This reclassification relates to derivative instruments that were marked to market through unrealized gain
(loss) on securities available-for-sale prior to the adoption of FAS 133.

Derivative Instruments Designated in Cash Flow Hedges

Interest Rate Swap Agreements
LNL uses interest rate swap agreements to hedge its exposure to floating rate bond coupon payments, replicating a fixed rate bond. An interest rate swap is a contractual agreement to exchange payments at one or more times based on the actual or expected price level, performance or value of one or more underlying interest rates. LNL is required to pay the counterparty the stream of variable interest payments based on the coupon payments from the hedged bonds, and in turn, receives a fixed payment from the counterparty, at a predetermined interest rate. The net receipts/payments from these interest rate swaps are recorded in net investment income. Gains (losses) on interest rate swaps hedging interest rate exposure on floating rate bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued.

LNL also uses interest rate swap agreements to hedge its exposure to interest rate fluctuations related to the forecasted purchase of assets for certain investment portfolios. The gains (losses) resulting from the swap agreements are recorded in OCI. The gains (losses) are reclassified from accumulated OCI to earnings over the life of the assets once the assets are purchased. As of December 31, 2002, there were no interest rate swaps hedging forecasted asset purchases.

Foreign Currency Swaps
LNL uses foreign currency swaps, which are traded over-the-counter, to hedge some of the foreign exchange risk of investments in fixed maturity securities denominated in foreign currencies. A foreign currency swap is a contractual agreement to exchange the currencies of two different countries at a specified rate of exchange in the future. Gains (losses) on foreign currency swaps hedging

The Lincoln National Life Insurance Company foreign exchange risk exposure on foreign currency bond coupon payments are reclassified from accumulated OCI to net income as bond interest is accrued. The foreign currency swaps expire in 2003 through 2006.

Call Options on LNC Stock
LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from stock appreciation rights ("SARs") granted to LNL agents on LNC stock. Upon option expiration, the payment, if any, is the increase in LNC's stock price over the strike price of the option applied to the number of contracts. Call options hedging vested SARs are not eligible for hedge accounting and both are marked to market through net income. Call options hedging nonvested SARs are eligible for hedge accounting and are accounted for as cash flow hedges of the forecasted vesting of SAR liabilities. To the extent that the cash flow hedges are effective, changes in the fair value of the call options are recorded in accumulated OCI. Amounts recorded in OCI are reclassified to net income upon vesting of SARs. LNL's call option positions will be maintained until such time the SARs are either exercised or expire and LNL's SAR liabilities are extinguished. The SARs expire five years from the date of grant.

Total Return Swaps
LNL used total return swaps in 2001 to hedge its exposure to interest rate and spread risk resulting from the forecasted sale of assets in a securitization of certain LNL mortgage loans in 2001. A total return swap is an agreement that allows the holder to protect itself against loss of value by effectively transferring the economic risk of asset ownership to the counterparty. The holder pays (receives) the total return equal to interest plus capital gains or losses on a referenced asset and receives a floating rate of interest. As of December 31, 2002, LNL did not have any open total return swaps.

Gains and losses on derivative contracts are reclassified from accumulated OCI to current period earnings. As of December 31, 2002, $13.7 million of the deferred net gains on derivative instruments accumulated in OCI are expected to be reclassified as earnings during the next twelve months. The amount reclassed from accumulated OCI to earnings for derivative instruments was $16.1 million and $9.7 million for the year ended December 31, 2002 and 2001, respectively. This reclassification is primarily due to the receipt of interest payments associated with variable rate securities and forecasted purchases, the receipt of interest payments associated with foreign currency securities, and the periodic vesting of SARs.

All Other Derivative Instruments

LNL uses various other derivative instruments for risk management purposes that either do not qualify for hedge accounting treatment or have not currently been qualified by LNL for hedge accounting treatment. The gain or loss related to the change in market value for these derivative instruments is recognized in current income during the period of change (reported as realized gain (loss) on investments in the consolidated statement of income except where otherwise noted below).

Interest Rate Cap Agreements
The interest rate cap agreements, which expire in 2003 through 2007, entitle LNL to receive quarterly payments from the counterparties on specified future reset dates, contingent on future interest rates. For each cap, the amount of such quarterly payments, if any, is determined by the excess of a market interest rate over a specified cap rate multiplied by the notional amount divided by four. The purpose of LNL's interest rate cap agreement program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The interest rate cap agreements provide an economic hedge of the annuity line of business. However, the interest rate cap agreements are not linked to assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the interest rate cap agreements do not qualify for hedge accounting under FAS 133.

Swaptions
Swaptions, which expire in 2003, entitle LNL to receive settlement payments from the counterparties on specified expiration dates, contingent on future interest rates. For each swaption, the amount of such settlement payments, if any, is determined by the present value of the difference between the fixed rate on a market rate swap and the strike rate multiplied by the notional amount. The purpose of LNL's swaption program is to provide a level of protection for its annuity line of business from the effect of rising interest rates. The swaptions provide an economic hedge of the annuity line of business. However, the swaptions are not linked to specific assets and liabilities on the balance sheet that meet the significantly increased level of specificity required under FAS 133. Therefore, the swaptions do not qualify for hedge accounting under FAS 133.

Credit Default Swaps
LNL uses credit default swaps which expire in 2003 through 2006 to hedge against a drop in bond prices due to credit concerns of certain bond issuers. A credit swap allows LNL to put the bond back to the counterparty at par upon a credit event by the bond issuer. A credit event is defined as bankruptcy, failure to pay, or obligation acceleration. LNL has not currently qualified credit default swaps for hedge accounting under FAS 133 as amounts are insignificant.

Call Options on S&P 500 Index
Prior to Swiss Re's acquisition of LNC's reinsurance operation in December 2001, LNL used S&P 500 index call options to offset the increase in its liabilities resulting from certain reinsurance agreements which guaranteed payment of the appreciation of the S&P 500 index on certain underlying annuity products. The call options provided LNL with settlement payments from the counterparties on specified expiration dates. The payment, if any, was the percentage increase in the index, over the strike price defined in the contract, applied to the notional amount. The S&P 500 call options provided an economic hedge of the reinsurance liabilities, but the hedging relationship was not eligible for hedge accounting treatment under FAS 133.

The Lincoln National Life Insurance Company

Call Options on LNC Stock
As discussed previously in the Cash Flow Hedges section, LNL uses call options on LNC stock to hedge the expected increase in liabilities arising from SARs granted to LNL agents on LNC stock. Call options hedging vested SARs are not eligible for hedge accounting treatment under FAS 133.

Derivative Instrument Embedded in Deferred Compensation Plan
LNC has certain deferred compensation plans that have embedded derivative instruments. LNL's liability related to these plans varies based on the investment options selected by its participants. The liability related to certain investment options selected by the participants is marked to market through net income. This derivative instrument is not eligible for hedge accounting treatment under FAS 133.

Call Options on Bifurcated Remarketable Put Bonds
LNL owns various debt securities that contain call options attached by an investment banker before the sale to the investor. These freestanding call options are exercisable by a party other than the issuer of the debt security to which they are attached and are accounted for separately from the debt security. LNL has not currently qualified call options bifurcated from remarketable put bonds for hedge accounting treatment as amounts are insignificant.

LNL has used certain other derivative instruments in the past for hedging purposes. Although other derivative instruments may have been used in the past, any derivative type that was not outstanding from January 1, 2001 through December 31, 2002 is not discussed in this disclosure. Other derivative instruments LNL has used include spread-lock agreements, financial futures, put options, and commodity swaps. At December 31, 2002, there are no outstanding positions in these derivative instruments.

Additional Derivative Information
Income and (expenses) for the agreements and contracts described above amounted to $12.2 million, $3.5 million and $(7.3) million in 2002, 2001 and 2000, respectively. The increase in income for 2002 was primarily because of payments received on interest rate swaps. The increase in 2001 was primarily because under FAS 133 premiums for caps and swaptions are no longer amortized.

LNL is exposed to credit loss in the event of nonperformance by counterparties on various derivative contracts. However, LNL does not anticipate nonperformance by any of the counterparties. The credit risk associated with such agreements is minimized by purchasing such agreements from financial institutions with long-standing, superior performance records. The amount of such exposure is essentially the net replacement cost or market value less collateral held for such agreements with each counterparty if the net market value is in LNL's favor. At December 31, 2002, the exposure was $62.5 million.


--------------------------------------------------------------------------------
8. Fair Value of Financial Instruments


The following discussion outlines the methodologies and assumptions used to determine the estimated fair value of LNL's financial instruments. Considerable judgment is required to develop these fair values. Accordingly, the estimates shown are not necessarily indicative of the amounts that would be realized in a one-time, current market exchange of all of LNL's financial instruments.

Fixed Maturity and Equity Securities
Fair values for fixed maturity securities are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services. In the case of private placements, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the coupon rate, credit quality and maturity of the investments. The fair values for equity securities are based on quoted market prices.

Mortgage Loans on Real Estate
The estimated fair value of mortgage loans on real estate was established using a discounted cash flow method based on credit rating, maturity and future income. The ratings for mortgages in good standing are based on property type, location, market conditions, occupancy, debt service coverage, loan to value, caliber of tenancy, borrower and payment record. Fair values for impaired mortgage loans are based on: 1) the present value of expected future cash flows discounted at the loan's effective interest rate; 2) the loan's market price or; 3) the fair value of the collateral if the loan is collateral dependent.

Policy Loans
The estimated fair value of investments in policy loans was calculated on a composite discounted cash flow basis using Treasury interest rates consistent with the maturity durations assumed. These durations were based on historical experience.

Derivative Instruments
LNL employs several different methods for determining the fair value of its derivative instruments. Fair values for these contracts are based on current settlement values. These values are based on: 1) quoted market prices for financial futures contracts; 2) industry standard models that are commercially available for interest rate cap agreements, swaptions, spread-lock agreements, interest rate swaps, commodity swaps, credit default swaps and total return swaps; 3) Monte Carlo techniques for the equity call options on LNC stock. These techniques project cash flows of the derivatives using current and implied future market conditions. The cash flows are then present valued to arrive at the derivatives' current fair market values; and 4) Black-Scholes pricing methodology for standard European equity call options.

Other Investments, and Cash and Invested Cash
The carrying value for assets classified as other investments, and cash and invested cash in the accompanying balance

The Lincoln National Life Insurance Company sheets approximates their fair value. Other investments include limited partnership investments which are accounted for using the equity method of accounting.

Investment Type Insurance Contracts
The balance sheet captions, "Insurance Policy and Claims Reserves" and "Contractholder Funds," include investment type insurance contracts (i.e. deposit contracts and certain guaranteed interest contracts). The fair values for the deposit contracts and certain guaranteed interest contracts are based on their approximate surrender values. The fair values for the remaining guaranteed interest and similar contracts are estimated using discounted cash flow calculations. These calculations are based on interest rates currently offered on similar contracts with maturities that are consistent with those remaining for the contracts being valued.

The remainder of the balance sheet captions "Insurance Policy and Claims Reserves" and "Contractholder Funds" that do not fit the definition of "investment type insurance contracts" are considered insurance contracts. Fair value disclosures are not required for these insurance contracts and have not been determined by LNL. It is LNL's position that the disclosure of the fair value of these insurance contracts is important because readers of these financial statements could draw inappropriate conclusions about LNL's shareholders' equity determined on a fair value basis. It could be misleading if only the fair value of assets and liabilities defined as financial instruments are disclosed. LNL and other companies in the insurance industry are monitoring the related actions of the various rule-making bodies and attempting to determine an appropriate methodology for estimating and disclosing the "fair value" of their insurance contract liabilities.

Short-term Debt and Surplus Notes Due LNC
Fair values for the surplus notes due LNC are based on quoted market prices of similar issues or are estimated using discounted cash flow analysis based on LNL's current incremental borrowing rate for similar types of borrowing arrangements where quoted prices are not available. For short-term debt, the carrying value approximates fair value.

Guarantees
LNL's guarantees include guarantees related to mortgage loan pass-through certificates. Based on historical performance where repurchases have been negligible and the current status of the debt, none of the loans are delinquent and the fair value liability for the guarantees related to the mortgage loan pass-through certificates is insignificant.

Investment Commitments
Fair values for commitments to make investments in fixed maturity securities (primarily private placements), mortgage loans on real estate and real estate are based on the difference between the value of the committed investments as of the date of the accompanying balance sheets and the commitment date. These estimates take into account changes in interest rates, the counterparties' credit standing and the remaining terms of the commitments.

Separate Accounts
Assets held in separate accounts are reported in the accompanying consolidated balance sheets at fair value. The related liabilities are also reported at fair value in amounts equal to the separate account assets.

The carrying values and estimated fair values of LNL's financial instruments are as follows:

                                                               Carrying Value Fair Value  Carrying Value Fair Value
                                                               ----------------------------------------------------
                                                                                    December 31
                                                               ----------------------------------------------------
                                                                    2002         2002          2001         2001
                                                               ----------------------------------------------------
                                                                                   (in millions)
                                                               ----------------------------------------------------
Assets (liabilities):
  Fixed maturities securities.................................   $ 31,310.9   $ 31,310.9    $ 26,944.9   $ 26,944.9
  Equity securities...........................................        207.7        207.7         258.7        258.7
  Mortgage loans on real estate...............................      4,199.7      4,672.5       4,527.3      4,682.6
  Policy loans................................................      1,937.7      2,109.4       1,931.1      2,089.5
  Derivative Instruments......................................         64.8         64.8          49.3         49.3
  Other investments...........................................        377.7        377.7         507.0        507.0
  Cash and invested cash......................................      1,246.5      1,246.5       2,818.4      2,818.4
Investment type insurance contracts:
  Deposit contracts and certain guaranteed interest contracts.    (20,175.0)   (20,408.3)    (18,220.7)   (18,261.5)
  Remaining guaranteed interest and similar contracts.........       (112.6)      (120.3)       (123.5)      (129.8)
  Short-term debt.............................................       (103.7)      (103.7)       (261.8)      (261.8)
  Surplus notes payable to LNC................................     (1,250.0)    (1,125.4)     (1,250.0)      (962.0)
  Guarantees..................................................         (0.4)          --          (0.3)          --
  Investment commitments......................................           --          0.9            --         (5.3)

The Lincoln National Life Insurance Company

As of December 31, 2002 and 2001, the carrying value of the deposit contracts and certain guaranteed contracts is net of deferred acquisition costs of $486.0 million and $338.9 million, respectively, excluding adjustments for deferred acquisition costs applicable to changes in fair value of securities. The carrying values of these contracts are stated net of deferred acquisition costs so that they are comparable with the fair value basis.

--------------------------------------------------------------------------------
9. Segment Information

LNL has two business segments: Lincoln Retirement (formerly known as the Annuities segment) and Life Insurance. Prior to the fourth quarter of 2001, LNL had a Reinsurance segment. LNL's reinsurance business was acquired by Swiss Re in December 2001. As the majority of the business acquired by Swiss Re was via indemnity reinsurance agreements, LNL is not relieved of its legal liability to the ceding companies for this business. This means that the liabilities and obligations associated with the reinsured contracts remain on the balance sheets of LNL with a corresponding reinsurance receivable from Swiss Re. In addition, the gain resulting from the indemnity reinsurance portion of the transaction was deferred and is being amortized into earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years. The ongoing management of the indemnity reinsurance contracts and the reporting of the deferred gain is within LNL's Other Operations. Given the lengthy period of time over which LNL will continue to amortize the deferred gain, and the fact that related assets and liabilities will continue to be reported on LNL's financial statements, the historical results for the Reinsurance segment prior to the close of the transaction with Swiss Re are not reflected in discontinued operations, but as a separate line in Other Operations. The results for 2001 related to the former Reinsurance segment are for the eleven months ended November 30, 2001.

The Lincoln Retirement segment, headquartered in Fort Wayne, Indiana, provides tax-deferred investment growth and lifetime income opportunities for its clients through the manufacture and sale of fixed and variable annuities. Through a broad-based distribution network, Lincoln Retirement provides an array of annuity products to individuals and employer-sponsored groups in all 50 states of the United States. Lincoln Retirement distributes some of its products through LNL's wholesaling unit, LFD, as well as LNL's retail unit, LFA. In addition, group fixed and variable annuity products and the Alliance program are distributed to the employer-sponsored retirement market through Lincoln Retirement's Fringe Benefit Division dedicated sales force.

The Life Insurance segment, headquartered in Hartford, Connecticut, focuses on the creation and protection of wealth for its clients through the manufacture and sale of life insurance products throughout the United States. The Life Insurance segment offers universal life, variable universal life, interest-sensitive whole life, term life and corporate owned life insurance. The segment also offers linked-benefit life insurance (a universal life product with a long-term care benefit). A majority of the Life Insurance segment's products are currently distributed through LFD and LFA. In the third quarter 2002, the Life Insurance segment entered into a marketing agreement to distribute life insurance products through the M Financial Group, a well-respected and successful nationwide organization of independent firms serving the needs of affluent individuals and corporations.

LNL reports operations not directly related to the business segments and unallocated corporate items (i.e., unallocated overhead expenses including interest on short-term and long-term borrowings and the operations of the Fort Wayne, Indiana based 401(k) business; LFA and LFD in "Other Operations". As noted above, the financial results of the former Reinsurance segment were moved to Other Operations upon the close of the transaction with Swiss Re in December 2001.

The Lincoln National Life Insurance Company

Financial data by segment for 2000 through 2002 is as follows:

                                                                                            Year Ended December 31
                                                                                           2002      2001      2000
                                                                                         --------  --------  --------
                                                                                                 (in millions)
                                                                                         ----------------------------
Revenue, Excluding Net Investment Income and Net Realized Gain (Loss) on Investments and
 Derivative Instruments and Sale of Subsidiaries:
  Lincoln Retirement.................................................................... $  552.4  $  663.1  $  745.4
  Life Insurance........................................................................    982.6     987.3     964.9
  Other Operations......................................................................    558.3   1,835.5   1,738.7
  Consolidating adjustments.............................................................   (228.4)   (228.1)   (223.5)
                                                                                         --------  --------  --------
Total................................................................................... $1,864.9  $3,257.8  $3,225.5
                                                                                         ========  ========  ========
Net Investment Income:
  Lincoln Retirement.................................................................... $1,424.2  $1,370.0  $1,393.5
  Life Insurance........................................................................    899.1     910.2     871.5
  Other Operations......................................................................    186.2     274.0     321.8
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $2,509.5  $2,554.2  $2,586.8
                                                                                         ========  ========  ========
Realized Gain (Loss) on Investments and Derivative Instruments and Sale of Subsidiaries:
  Lincoln Retirement.................................................................... $ (195.3) $  (64.8) $   (5.2)
  Life Insurance........................................................................    (96.7)    (56.9)    (17.4)
  Other Operations......................................................................     18.5       5.1      (1.7)
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $ (273.5) $ (116.6) $  (24.3)
                                                                                         ========  ========  ========
Income (Loss) before Federal Income Taxes and Cumulative Effect of Accounting Changes:
  Lincoln Retirement.................................................................... $   (3.7) $  312.8  $  438.0
  Life Insurance........................................................................    298.7     369.8     392.7
  Other Operations......................................................................   (337.5)    (14.7)     51.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $  (42.5) $  667.9  $  881.7
                                                                                         ========  ========  ========
Federal Income Tax Expense (Benefit):
  Lincoln Retirement.................................................................... $  (58.6) $   36.3  $   79.4
  Life Insurance........................................................................     89.7     131.2     143.4
  Other Operations......................................................................   (122.6)    (11.3)     10.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $  (91.5) $  156.2     232.8
                                                                                         ========  ========  ========
Cumulative Effect of Accounting Changes:
  Lincoln Retirement.................................................................... $     --  $   (7.3) $     --
  Life Insurance........................................................................       --      (5.5)       --
  Other Operations......................................................................       --      (2.8)       --
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total................................................................................... $     --  $  (15.6) $     --
                                                                                         ========  ========  ========
Net Income (Loss):
  Lincoln Retirement.................................................................... $   54.9  $  269.2  $  358.6
  Life Insurance........................................................................    209.0     233.1     249.3
  Other Operations......................................................................   (214.9)     (6.2)     41.0
  Consolidating adjustments.............................................................       --        --        --
                                                                                         --------  --------  --------
Total Net Income........................................................................ $   49.0  $  496.1  $  648.9
                                                                                         ========  ========  ========

                                                December 31
                                         2002       2001      2000
                                       --------- ---------  ---------
                                               (in millions)
                                       ------------------------------
          Assets:
            Lincoln Retirement........ $52,827.2 $56,888.2  $60,267.1
            Life Insurance............  19,591.6  18,409.7   17,939.1
            Other Operations..........  11,517.3  14,181.4   11,546.1
            Consolidating adjustments.     186.8      (1.3)     112.6
                                       --------- ---------  ---------
          Total Assets................ $84,122.9 $89,478.0  $89,864.9
                                       ========= =========  =========

The Lincoln National Life Insurance Company

During 2000, management initiated a plan to change the operational and management reporting structure of its wholesale distribution organization. Beginning with the quarter ended March 31, 2001, LFD, the wholesaling arm of LNL's distribution network, was reported within Other Operations. Previously, LNL's wholesaling efforts were conducted separately within the Lincoln Retirement and Life Insurance segments.

Also, in the fourth quarter of 2000, a decision was made to change the management reporting and operational responsibilities for First Penn's Schaumburg, Illinois annuities business. Beginning with the quarter ended March 31, 2001, the financial reporting for First Penn's annuities business was included in the Lincoln Retirement segment. This business was previously managed and reported in the Life Insurance segment.

LNL has an immaterial amount of foreign operations reported in its segments. Foreign intracompany revenues are not significant.

--------------------------------------------------------------------------------
10. Shareholder's Equity


All of the 10 million authorized, issued and outstanding shares of $2.50 par value common stock of LNL are owned by LNC.

Details underlying the balance sheet caption "Net Unrealized Gain on Securities Available-for-Sale," are as follows:

                                                      December 31
                                                    2002       2001
                                                 ---------  ---------
                                                     (in millions)
                                                 --------------------
         Fair value of securities available-for-
          sale.................................. $31,518.7  $27,203.6
         Cost of securities available-for-sale..  29,943.0   26,860.5
                                                 ---------  ---------
         Unrealized gain........................   1,575.7      343.1
         Adjustments to deferred acquisition
          costs.................................    (418.4)     (81.3)
         Amounts required to satisfy
          policyholder commitments..............     (58.7)        --
         Foreign currency exchange rate
          adjustment............................       9.8         --
         Deferred income credits (taxes)........    (405.3)     (89.8)
                                                 ---------  ---------
         Net unrealized gain on securities
          available-for-sale.................... $   703.1  $   172.0
                                                 =========  =========

Adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments are netted against the Deferred Acquisition Costs asset line and included within the Insurance Policy and Claim Reserve line on the balance sheet, respectively.

Details underlying the change in "Net Unrealized Gain (Loss) on Securities Available-for-Sale, Net of Reclassification Adjustment" shown on the Consolidated Statements of Shareholder's Equity are as follows:

                                               Year Ended December 31
                                                2002    2001   2000
                                               ---------------------
           Unrealized gains on securities
            available-for-sale arising during
            the year.......................... $774.4  $381.3 $289.8
           Less: reclassification adjustment
            for gains (losses) included in net
            income (1)........................  (72.1)   36.2  (65.4)
           Less: Federal income tax expense
            (benefit).........................  315.4   120.1  (92.3)
                                               ------  ------ ------
           Net Unrealized gain on securities
            available-for-sale, net of
            reclassification and Federal
            income tax expense (benefit)...... $531.1  $225.0 $447.5
                                               ======  ====== ======

--------
/(1)/The reclassification adjustment for gains (losses) does not include the impact of associated adjustments to deferred acquisition costs and amounts required to satisfy policyholder commitments.

The "Net Unrealized Gain (Loss) on Derivative Instruments" component of other comprehensive income shown on the Consolidated Statements of Shareholder's Equity for 2002 and 2001 is net of Federal income tax expense (benefit) of $(1.2) million and $12.6 million ($9.5 million of the tax expense for 2001 relates to the transition adjustment recorded in the first quarter of 2001 for the adoption of FAS 133), respectively, and adjustments to deferred amortization costs of $1.6 million and $23.8 million ($18.3 million of the adjustments for 2001 relate to the transition adjustment recorded for the adoption of FAS 133), respectively.

The Lincoln National Life Insurance Company
Notes to Consolidated Financial Statements (continued)

--------------------------------------------------------------------------------
11. Acquisitions and Divestitures


On August 30, 2002, LNL acquired The Administrative Management Group, Inc. ("AMG"), an employee benefits record keeping firm for $21.6 million in cash. Contingent payments up to an additional $14 million will be paid over a period of 4 years (2003-2006) if certain criteria are met. Any such contingent payments will be expensed as incurred. AMG, a strategic partner of LNL's Retirement segment for several years, provides record keeping services for the Lincoln Alliance Program along with approximately 400 other clients nationwide. As of December 31, 2002, the application of purchase accounting to this acquisition resulted in goodwill of $20.2 million.

On December 7, 2001, Swiss Re acquired LNC's reinsurance operation for $2.0 billion. In addition, LNC retained the capital supporting the reinsurance operation. After giving affect to the increased levels of capital needed within the Life Insurance and Lincoln Retirement segments that result from the change in the ongoing mix of business under LNC's internal capital allocation models, the disposition of LNC's reinsurance operation has freed-up approximately $100 million of retained capital.

The transaction structure involved a series of indemnity reinsurance transactions combined with the sale of certain stock companies that comprised LNC's reinsurance operation. Two of the stock companies sold, LNH&C and LNRAC, were wholly-owned subsidiaries of the Company. At the time of closing, an immediate gain of $5.6 million after-tax was recognized on the sale of the stock companies. A gain of $698.0 million after-tax ($1.1 billion pre-tax) relating to the indemnity reinsurance agreements was reported at the time of closing by LNL. This gain was recorded as a deferred gain on LNL's consolidated balance sheet, in accordance with the requirements of FAS 113, and is being amortized in earnings at the rate that earnings on the reinsured business are expected to emerge, over a period of 15 years.

Effective with the closing of the transaction, the former Reinsurance segment's historical results were included in "Other Operations." During December 2001, LNL recognized in Other Operations $4.3 million ($6.8 million pre-tax) of deferred gain amortization. In addition, in December 2001, LNL recognized $7.9 million ($12.5 million pre-tax) of accelerated deferred gain amortization relating to the fact that certain Canadian indemnity reinsurance contracts were novated after the sale, but prior to December 31, 2001.

On October 29, 2002 LNC and Swiss Re settled disputed matters totaling about $770 million that had arisen in connection with the final closing balance sheets associated with Swiss Re's acquisition of LNC's reinsurance operations. The settlement provided for a payment by LNL of $195 million to Swiss Re, which was recorded by LNL as a reduction in deferred gain. As a result of additional information made available to LNC following the settlement with Swiss Re in the fourth quarter of 2002, LNL recorded a further reduction in the deferred gain of $30.8 million after-tax ($47.4 million pre-tax), as well as a $6.9 million after-tax ($10.6 million pre-tax) reduction in the gain on the sale of subsidiaries.

As part of the dispute settlement, LNL also paid $100 million to Swiss Re in satisfaction of LNC's $100 million indemnification obligation with respect to personal accident business. As a result of this payment, LNC has no further underwriting risk with respect to the reinsurance business sold. However, because LNL has not been relieved of its legal liabilities to the underlying ceding companies with respect to the portion of the business reinsured by Swiss Re, under FAS 113 the reserves for the underlying reinsurance contracts as well as a corresponding reinsurance recoverable from Swiss Re will continue to be carried on LNL's balance sheet during the run-off period of the underlying reinsurance business. This is particularly relevant in the case of the exited personal accident reinsurance line of business where the underlying reserves are based upon various estimates that are subject to considerable uncertainty.

As a result of developments and information obtained during 2002 relating to personal accident matters, LNL increased these exited business reserves by $184.1 million after-tax ($283.2 million pre-tax). After giving effect to LNC's $100 million indemnification obligation, LNL recorded a $119.1 million after-tax ($183.2 million pre-tax) increase in reinsurance recoverable from Swiss Re with a corresponding increase in the deferred gain.

The combined effects of the 2002 settlement of disputed matters and exited business reserve increases reduced the $698 million after-tax ($1.1 billion pre-tax) deferred gain reported at closing by $38.5 million after-tax ($59.2 million pre-tax). During 2002, LNL amortized $46.2 million after-tax ($71.1 million pre-tax) of the deferred gain. An additional $1.3 million after-tax ($2 million pre-tax) of deferred gain was recognized due to a novation of certain Canadian business during 2002.

Through December 31, 2002, of the original $1.84 billion in proceeds received by LNL, approximately $0.52 billion was paid for taxes and deal expenses and approximately $0.825 billion was paid to LNC as dividends. LNL also paid $195 million to Swiss Re to settle the closing balance sheet disputed matters and $100 million to satisfy LNC's personal accident business indemnification obligations. The remaining proceeds have been dedicated to the ongoing capital needs of the Company.

Because of ongoing uncertainty related to the personal accident business, the reserves related to this exited business line carried on LNL's balance sheet at December 31, 2002 may ultimately prove to be either excessive or deficient. For instance, in the event that future developments indicate that these reserves should be increased, under FAS 113 LNL would record a current period non-cash charge to record the increase in reserves. Because Swiss Re is responsible for paying the underlying claims to the ceding companies, LNL would record a corresponding increase in reinsurance recoverable from Swiss Re. However, FAS 113 does not permit LNL to take the full benefit in earnings for the recording of the increase in the reinsurance recoverable in the period of the change. Rather, LNL would increase the deferred gain recognized upon the closing of the indemnity reinsurance transaction with Swiss Re

The Lincoln National Life Insurance Company and would report a cumulative amortization "catch-up" adjustment to the deferred gain balance as increased earnings recognized in the period of change. Any amount of additional increase to the deferred gain above the cumulative amortization "catch-up" adjustment must continue to be deferred and will be amortized into income in future periods over the remaining period of expected run-off of the underlying business. No cash would be transferred between LNL and Swiss Re as a result of these developments.

Accordingly, even though LNL has no continuing underwriting risk, and no cash would be transferred between LNL and Swiss Re, in the event that future developments indicate LNL's December 31, 2002 personal accident reserves are deficient or redundant, FAS 113 requires LNL to adjust earnings in the period of change, with only a partial offset to earnings for the cumulative deferred gain amortization adjustment in the period of change. The remaining amount of increased gain would be amortized into earnings over the remaining run-off period of the underlying business.

As noted above, effective with the closing of the transaction, the Reinsurance segment's results for the eleven months ended November 30, 2001 and the year ended December 31, 2000 were included in "Other Operations."

Earnings from LNL's reinsurance operations were as follows:

                                                                                         Year Ended December 31
                                                                                  -------------------------------------
                                                                                  Eleven Months Ended    Year Ended
                                                                                   November 30, 2001  December 31, 2000
                                                                                  ------------------- -----------------
                                                                                              (in millions)
                                                                                  -------------------------------------
Revenue..........................................................................      $1,521.0           $1,532.2
Benefits and Expenses............................................................       1,383.5            1,384.8
                                                                                       --------           --------
  Income before Federal Income Taxes and Cumulative Effect of Accounting Changes.         137.5              147.4
Federal Income Taxes.............................................................          45.6               44.3
                                                                                       --------           --------
  Income before Cumulative Effect of Accounting Changes..........................          91.9              103.1
Cumulative Effect of Accounting Changes (after-tax)..............................          (2.4)                --
                                                                                       --------           --------
  Net Income.....................................................................         $89.5           $  103.1
                                                                                       ========           ========

--------------------------------------------------------------------------------
12. Restructuring Charges

In 1999, LNL implemented a restructuring plan relating to the discontinuance of HMO excess-of-loss reinsurance programs. The charge associated with this restructuring plan totaled $3.2 million after-tax ($4.9 million pre-tax) and was included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 1999. The pre-tax costs for this plan included $2.4 million for employee severance and termination benefits and $2.5 million for costs relating to exiting business activities. Through December 31, 2001, actual pre-tax costs of $3.7 million were expended or written-off under this restructuring plan. During the fourth quarter of 2000, $1.0 million (pre-tax) of the original charge for the discontinuance of the HMO excess-of-loss restructuring plan was reversed. During the fourth quarter of 2001, the remaining restructuring reserve of $0.2 million relating to the HMO excess-of-loss reinsurance programs was transferred to Swiss Re as part of its acquisition of LNC's reinsurance operations.

During 2001, LNL implemented restructuring plans relating to 1) the consolidation of the Syracuse operations of Lincoln Life New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine; 2) the elimination of duplicative functions in the Schaumburg, Illinois operations of First Penn, and the absorption of these functions into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut; 3) the reorganization of the life wholesaling function within the independent planner distribution channel, consolidation of retirement wholesaling territories, and streamlining of the marketing and communications functions in LFD; 4) the reorganization and consolidation of the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business; 5) the combination of LFD channel oversight, positioning of LFD to take better advantage of ongoing "marketplace consolidation" and expansion of the customer base of wholesalers in certain non-productive territories and 6) the consolidation of operations and space in LNL's Fort Wayne, Indiana operations. In light of the divestiture of LNL's reinsurance operations, which were headquartered in Fort Wayne, excess space and printing capacity will not be used.

The Syracuse restructuring charge was recorded in the first quarter of 2001. The Schaumburg, Illinois restructuring charge was recorded in the second quarter of 2001, the LFD restructuring charges were recorded in the second and fourth quarters of 2001, and the remaining restructuring charges were recorded in the fourth quarter of 2001. The LFD restructuring plan that was initiated in the second quarter of 2001 was completed in the fourth quarter of 2002. The Life Insurance segment restructuring plan that was initiated in the fourth quarter of 2001 was completed in the fourth quarter of 2002.

The Lincoln National Life Insurance Company

The aggregate charges associated with all restructuring plans entered into during 2001 totaled $24.3 million after-tax ($37.4 million pre-tax) and were included in Underwriting, Acquisition, Insurance and Other Expenses on the Consolidated Statement of Income for the year ended December 31, 2001. The component elements of these aggregate pre-tax costs include employee severance and termination benefits of $12.2 million, write-off of impaired assets of $3.2 million and other exit costs of $22.0 million primarily related to the termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under the Syracuse restructuring plan. The total amount expended for this plan exceeded the original restructuring reserve by $0.3 million. Actual pre-tax costs totaling $1.8 million were expended or written-off and 26 positions were eliminated under the second quarter of 2001 LFD restructuring plan. The amount expended for this plan was equal to the original reserve. Actual pre-tax costs totaling $2.3 million were expended or written-off and 36 positions were eliminated under the fourth quarter of 2001 Life Insurance segment restructuring plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million. In addition, $0.1 million of excess reserve on the FPP restructuring plan was released during the second quarter of 2002 and $1.5 million of excess reserve on the Fort Wayne restructuring plan was released during the third quarter of 2002. The release of the reserve on the Fort Wayne restructuring plan was due to LNC's purchase and ultimate sale of the vacant building on terms which were favorable to what was included in the original restructuring plan for rent on this abandoned office space. Actual pre-tax costs totaling $29.8 million have been expended or written off for the three remaining plans through December 31, 2002. As of December 31, 2002, a balance of $0.9 million remains in the restructuring reserves for these plans and is expected to be utilized in the completion of the plans. Details of each of these 2001 restructuring plans are provided below.

During the first quarter of 2001, LNL recorded a restructuring charge in its Lincoln Retirement segment of $0.65 million ($1.0 million pre-tax). The objective of this restructuring plan was to consolidate the Syracuse operations of Lincoln Life & Annuity Company of New York into the Lincoln Retirement segment operations in Fort Wayne, Indiana and Portland, Maine, in order to reduce on-going operating costs and eliminate redundant facilities. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.8 million related to the elimination of 30 positions and (2) other costs of $0.2 million related primarily to lease payments on abandoned office space. This plan was completed in the first quarter of 2002. Actual pre-tax costs totaling $1.3 million were expended or written-off and 30 positions were eliminated under this plan. The $0.3 million expended in excess of the restructuring charge was expensed as incurred.

During the second quarter of 2001, LNL recorded restructuring charges in its Lincoln Retirement and Life Insurance segments of $0.63 million ($0.97 million pre-tax) and $2.03 million ($3.12 million pre-tax), respectively, related to a restructuring plan for the Schaumburg, Illinois operations of First Penn-Pacific. The objective of this plan was to eliminate duplicative functions in Schaumburg, Illinois by transitioning them into the Lincoln Retirement and Life Insurance segment operations in Fort Wayne, Indiana and Hartford, Connecticut, respectively, in order to reduce ongoing operating costs. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $3.19 million related to the elimination of 27 positions and (2) other costs of $0.9 million. Actual pre-tax costs totaling $3.7 million have been expended or written-off and 26 positions have been eliminated under this plan through December 31, 2002. In the second quarter of 2002, $0.1 million of the original charge for this plan was reversed. As of December 31, 2002, a balance of $0.3 million remains in the restructuring reserve for this plan. Expenditures under this plan are expected to be completed in the first quarter of 2004.

During the second quarter of 2001, LNL recorded a restructuring charge for LFD in "Other Operations" of $1.2 million ($1.8 million pre-tax). The objectives of this restructuring plan were to reorganize the life wholesaling function with the independent planner distribution channel, consolidate retirement wholesaling territories, and streamline the marketing and communications functions. The restructuring plan identified severance and termination benefits of $1.8 million (pre-tax) related to the elimination of 33 positions. This plan was completed in the fourth quarter of 2002. Actual pre-tax costs totaling $1.8 million were expended and 26 positions were eliminated under this plan.

During the fourth quarter of 2001, LNL recorded a restructuring charge in its Life Insurance segment of $1.5 million ($2.3 million pre-tax). The objectives of this restructuring plan were to reorganize and consolidate the life insurance operations in Hartford, Connecticut related to the streamlining of underwriting and new business processes and the completion of outsourcing of administration of certain closed blocks of business. The restructuring plan identified severance and termination benefits of $2.3 million (pre-tax) related to the elimination of 36 positions. This plan was completed in the fourth quarter of 2002. Actual pre-tax costs totaling $2.3 million were expended and 36 positions were eliminated under this plan. The amount expended for this plan was in excess of the original reserve by less than $0.1 million.

During the fourth quarter of 2001, LNL recorded a restructuring charge for LFD in "Other Operations" of $2.5 million ($3.8 million pre-tax). The objectives of this restructuring plan were to combine channel oversight, position LFD to take better advantage of ongoing "marketplace consolidation" and to expand the customer base of wholesalers in certain territories. The restructuring plan identified severance and termination benefits of $3.8 million (pre-tax) related to the elimination of 63 positions. Actual pre-tax costs totaling $3.8 million have been expended and 62 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of less than $0.1 million remains in the re-

The Lincoln National Life Insurance Company structuring reserve for this plan. Expenditures under this restructuring plan are expected to be completed in the first quarter of 2003.

During the fourth quarter of 2001, LNL recorded a restructuring charge in "Other Operations" of $15.8 million ($24.4 million pre-tax). The objectives of this restructuring plan were to consolidate operations and reduce excess space in LNL's Fort Wayne, Indiana operations. In light of the divestiture of LNL's reinsurance operations, which were headquartered in Fort Wayne, excess space and printing capacity will not be used. The restructuring plan identified the following activities and associated pre-tax costs to achieve the objectives of the plan: (1) severance and termination benefits of $0.3 million related to the elimination of 9 positions; (2) write-off of leasehold improvements of $3.2 million and (2) other costs of $20.9 million primarily related to termination of equipment leases ($1.4 million) and rent on abandoned office space ($19.5 million). In the third quarter of 2002, $1.5 million of the original charge for this plan was reversed due to LNL's purchase and ultimate sale of the vacant building on terms which were favorable to what was included in the original restructuring plan for rent on this abandoned office space. Actual pre-tax costs totaling $22.3 million have been expended and 19 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of $0.6 million remains in the restructuring reserve for this plan. Expenditures under this restructuring plan are expected to be completed in 2004. LNL estimates an annual reduction in future operating expenses of $4.6 million (pre-tax) after the plan is fully implemented.

During the second quarter of 2002, Lincoln Retirement completed a review of its entire internal information technology organization. As a result of that review, Lincoln Retirement decided in the second quarter of 2002 to reorganize its IT organization in order to better align the activities and functions conducted within its own organization and its IT service providers. This change was made in order to focus Lincoln Retirement on its goal of achieving a common administrative platform for its annuities products, to better position the organization and its service providers to respond to changing market conditions, and to reduce overall costs in response to increased competitive pressures. The restructuring plan implemented to achieve these objectives included aggregate pre-tax costs of $1.6 million, which included $1.4 million for employee severance and $0.2 million for employee outplacement relative to 49 eliminated positions. Actual pre-tax costs totaling $0.9 million have been expended and 49 positions have been eliminated under this plan through December 31, 2002. As of December 31, 2002, a balance of $0.7 million remains in the restructuring reserve for this plan. The plan is expected to be completed in the third quarter of 2003.

--------------------------------------------------------------------------------
13. Transactions with Affiliates


Cash and short-term investments at December 31, 2002 and 2001 include LNL's participation in a short-term investment pool with LNC of $257.2 million and $310.9 million, respectively. Related investment income amounted to $5.1 million, $15.1 million and $26.2 million in 2002, 2001 and 2000, respectively. Short-term debt at December 31, 2002 and 2001 of $103.7 million and $261.8 million, respectively, represents notes payable to LNC. Total interest expense for this short-term debt was $1.3 million, $2.6 million and $2.2 million in 2002, 2001 and 2000, respectively. As shown in Note 5, LNC supplied funding to LNL totaling $1.25 billion in exchange for surplus notes. The interest expense on these surplus notes was $78.0 million per year in 2002, 2001 and 2000.

Beginning in 2001, a transfer pricing arrangement was put in place between LFD and Delaware Management Holdings, Inc. ("DMH") related to the wholesaling of DMH's investment products. As a result, LNL received fees of $16.3 million and $12.7 million from DMH for transfer pricing in 2002 and 2001, respectively.

LNL paid fees of $95.3 million, $98.3 million and $105.0 million to DMH for investment management services in 2002, 2001 and 2000, respectively.

LNL provides services to and receives services from affiliated companies plus it receives an allocation of corporate overhead from LNC. This allocation is based on a calculation which utilizes income and equity of the business units. These activities with affiliated companies resulted in a net payment of $79.7 million, $65.2 million and $44.9 million in 2002, 2001 and 2000, respectively.

LNL cedes and accepts reinsurance from affiliated companies. Although no new reinsurance transactions have been executed between LNL and its affiliates since the sale of the reinsurance operations to Swiss Re, there are certain reinsurance deals between LNL and affiliates that were in place at the time of the sale and continue to be in place as of December 31, 2002. As of December 31, 2002, all of these transactions are between LNL and LNR Barbados and LNL and Lincoln Assurance Limited. As of December 31, 2001, there were also reinsurance transactions in place between LNL and Lincoln Ireland. LNC's investment in Lincoln Ireland was put to Swiss Re in May 2002. Premiums in the accompanying statements of income include premiums on insurance business accepted and exclude premiums ceded with other affiliated companies as follows:

                                       Year Ended December 31
                                        2002   2001    2000
                                       ------  ------- ------
                                          (in millions)
                                       ----------------------
                     Insurance assumed $   --. $  0.6. $ 1.2.
                     Insurance ceded..  100.4.  145.9.  98.1.

The Lincoln National Life Insurance Company

The balance sheets include reinsurance balances with affiliated companies as follows:

                                                       December 31
                                                       2002  2001
             -                                        ------ ------
                                                      (in millions)
                                                      -------------
             Future policy benefits and claims
              assumed................................ $  4.1 $  3.9
             Future policy benefits and claims ceded.  799.7  905.6
             Amounts recoverable from reinsurers on
              paid and unpaid losses.................   21.5   76.5
             Reinsurance payable on paid losses......    5.7    5.8
             Funds held under reinsurance treaties --
              net liability..........................  735.5  968.3

Substantially all reinsurance ceded to affiliated companies is with unauthorized companies. To take a reserve credit for such reinsurance, LNL holds assets from the reinsurer, including funds held under reinsurance treaties, and is the beneficiary on letters of credit aggregating $140.2 million and $528.6 million at December 31, 2002 and 2001, respectively. The letters of credit are issued by banks and represent guarantees of performance under the reinsurance agreement. At December 31, 2002 and 2001, LNC had guaranteed $140.2 million and $528.6 million, respectively, of these letters of credit. At December 31, 2001, LNL had a receivable (included in the foregoing amounts) from affiliated insurance companies in the amount of $101.6 million for statutory surplus relief received under financial reinsurance ceded agreements. As of December 31, 2002, LNL did not have any statutory surplus relief transactions with affiliates.
--------------------------------------------------------------------------------
14. Subsequent Events

In January 2003, the Life Insurance segment announced that it was realigning its operations in Hartford, Connecticut and Schaumburg, Illinois to enhance productivity, efficiency and scalability while positioning the segment for future growth. The financial impact of the realignment will result in the Life Insurance segment incurring costs of approximately $15-$17 million after-tax during 2003.

In February 2003, Lincoln Retirement announced plans to consolidate its fixed annuity operations in Schaumburg, Illinois into Fort Wayne, Indiana. Restructuring costs under the plan are expected to be $3-$5 million after-tax and are expected to be incurred in 2003.

Report of Ernst & Young LLP,
Independent Auditors

Board of Directors
The Lincoln National Life Insurance Company

We have audited the accompanying consolidated balance sheets of The Lincoln National Life Insurance Company as of December 31, 2002 and 2001, and the related consolidated statements of income, shareholder's equity and cash flows for each of the three years in the period ended December 31, 2002. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluat-ing the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of The Lincoln National Life Insurance Company at December 31, 2002 and 2001, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 2002, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 2 to the consolidated financial statements, in 2002 the Company changed its method of accounting for goodwill and its related amortization. As discussed in Notes 2 and 7 to the consolidated financial statements, in 2001 the Company changed its method of accounting for derivative instruments and hedging activities as well as its method of accounting for impairment of certain investments.

/s/ Ernst & Young LLP

Philadelphia, Pennsylvania
February 7, 2003

                                    Part C

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

    (a) LIST OF FINANCIAL STATEMENTS

        (1)   Part A.
              The Table of Condensed Financial Information is included in Part A of this Registration Statement.

        (2)   Part B.
              The following financial statements for the Variable Account are included in Part B of this Registration Statement:

              Statement of Assets and Liabilities - December 31, 2002 Statement of Operations - Year ended December 31, 2002 Statements of Changes in Net Assets - Years ended December 31,
                2002 and 2001
              Notes to Financial Statements
              Report of Ernst & Young LLP, Independent Auditors

        (3)   Part B.
              The following consolidated financial statements for The Lincoln National Life Insurance Company are included in Part B of this Registration Statement:

              Consolidated Balance Sheets - December 31, 2002 and 2001 Consolidated Statements of Income - Years ended December 31,
                2002, 2001, and 2000
              Consolidated Statements of Shareholder's Equity - Years ended
                December 31, 2002, 2001, and 2000
              Consolidated Statements of Cash Flows - Years ended December 31,
                2002, 2001, and 2000
              Notes to Consolidated Financial Statements
              Report of Ernst & Young LLP, Independent Auditors

(b) Exhibits

     (1) Resolution of the Board of Directors and Memorandum from the President of The Lincoln National Life Insurance Company authorizing establishment of the Variable Account is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (2) Not Applicable.

     (3) (a) Standard Selling Group Agreement is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000

     (3) (b) SEI Broker Group Agreement is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000

     (4) (a) Form of Variable Annuity contract is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

         (b) Estate Enhancement Benefit Rider is hereby incorporated by reference to filing on Form N-4 (333-40937) filed on April 13, 2001.

         (c) Income4Life Solution (NQ) Rider is hereby incorporated by reference to filing on Form N-4 (333-40937) filed on April 13, 2001.

         (d) Income4Life Solution (IRA) Rider is hereby incorporated by reference to filing on Form N-4 (333-40937) filed on April 13, 2001.

         (e) Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61554) filed on August 17, 2001.



         (f) Variable Annuity contract is incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61554) filed on August 17, 2001.

         (g) Annuity Payment Option Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (file no. 333-61554) filed on August 17, 2001.

         (h) Interest Adjusted Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-08517; 333-61554) filed on August 17, 2001.

         (i) DCA Fixed Account Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-05721; 333-61592) filed on August 23, 2001.

         (j) Guarantee of Principal Death Benefit Rider incorporated herein by reference to Form N-4 filing (File Nos. 811-09855; 333-73532) filed on November 16, 2001.

         (k) Enhanced Guaranteed Minimum Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-05721; 333-61592) filed on August 23, 2001.

         (l) % Step Up Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-08517; 333-61554) filed on August 17, 2001.

         (m) % Estate Enhancement Death Benefit Rider incorporated herein by reference to Pre-Effective Amendment No. 1 (File Nos. 811-08517; 333-61554) filed on August 17, 2001.

         (n) Accumulated Benefit Enhancement Rider incorporated herein by reference to Post-Effective Amendment No. 3 (File Nos. 811-09855; 333-32402) filed on April 9, 2002.

         (o) Form of I4L2 (NQ) Rider

         (p) Form of I4L2 (IRA) Rider

         (q) Individual Retirement Annuity (IRA) Contract Amendment

         (r) Roth Individual Retirement Annuity Endorsement

         (s) Contract Benefit Data (I4LA-CB)

         (t) Contract Benefit Data (I4LA-CB-PR)

         (u) Variable Annuity Income Rider (I4LA-NQ)

         (v) Variable Annuity Income Rider (I4LA-Q-pr)

         (w) Variable Annuity Income Rider (I4LA-NO-pr)

         (x) Variable Annuity Income Rider (I4LA-Q-8/02)

         (y) Variable Annuity Income Rider (I4LA-NQ 10/02)

     (5) Form of Application is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (6) (a) Articles of Incorporation of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

         (b) By-laws of The Lincoln National Life Insurance Company are incorporated herein by reference to Registration Statement on Form N-4 (333-40937) filed on November 9, 1998.

     (7) Not applicable.

     (8) (a) Participation Agreement among Lincoln National Life Insurance Company, SEI Insurance Products Trust and SEI Investments Distribution Company, is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000


         (b) Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc.
             and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 21 (File No. 2-80741) filed on April 10, 2000.

         (c) Amendment effective March 1, 1999 to the Services Agreement dated August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 13 (File No. 33-70742) filed on
             April 4, 2003.

          (d) Amendment dated January 1, 2001 to Services Agreement dated
              August 15, 1996 between Delaware Management Holdings, Inc., Delaware Service Company, Inc. and Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 33-70742) filed on January 15, 2003.

          (e) Form of Fund Participation Agreements and Amendments between The Lincoln National Life Insurance Company and:

                    (i)   Alliance Variable Products Series
                    (ii)  Delaware Group Premium Fund, Inc.
                    (iii) Deutsche Asset Management
                    (iv)  Lincoln VIP Trust
                    (v)   MFS Variable Insurance Trust
                    (vi)  Fidelity Variable Insurance Proudcts

     (9) Opinion and Consent of Mary Jo Ardington, Counsel, of The Lincoln National Life Insurance Company is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (10) Consent of Ernst & Young LLP, Independent Auditors.

     (11) Not applicable.

     (12) Not applicable.

     (13) Schedule for Computation of Performance Quotations is hereby incorporated by reference to filing on Form N-4 (333-32402) filed on June 2, 2000.

     (14) Not applicable.

     (15) Organizational Chart


     (16) (a) Power of Attorney

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                          POSITIONS AND OFFICES WITH DEPOSITOR
----                          ------------------------------------

Jon A. Boscia**               President and Director
Lorry J. Stensrud*            Chief Executive Officer of Lincoln Retirement,
                              Executive Vice President, and Director
John H. Gotta***              Chief Executive Officer of Life Insurance,
                              Executive Vice President, and Director
Gary W. Parker ***            Senior Vice President
Cynthia A. Rose*              Secretary and Assistant Vice President
Eldon J. Summers*             Second Vice President and Treasurer
Richard C. Vaughan**          Director
Janet Chrzan*                 Senior Vice President, Chief Financial Officer
                              and Director
Elizabeth Frederick*          Senior Vice President and General Counsel
Bradley R. Skarie*            Director of Annuities Compliance
Christine Frederick***        Director of Life Compliance
See Yeng Quek****             Chief Investment Officer and Director
Barbara S. Kowalczyk**        Director
Jude T. Driscoll****          Director

     * Principal business address is 1300 South Clinton Street, Fort Wayne, Indiana 46802

     ** Principal business address is Center Square West Tower, 1500 Market Street-Suite 3900, Philadelphia, PA 19102-2112

     ***    Principal business address is 350 Church Street, Hartford, CT 06103

     **** Principal business address is One Commerce Square, 2005 Market Street, 39th Floor, Philadelphia, PA 19103-3682


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     See Exhibit 15: Organizational Chart of the Lincoln National Insurance Holding Company System.

ITEM 27.  NUMBER OF PURCHASERS

     As of February 28, 2003, there were 992 contractowners under Account T.

ITEM 28.  INDEMNIFICATION

     (a) Brief description of indemnification provisions.

     In general, Article VII of the By-laws of The Lincoln National Life Insurance Company (Lincoln Life) provides that Lincoln Life will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln Life, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or not opposed to the best interests of, Lincoln Life. Certain additional conditions apply to indemnification in criminal proceedings.

     In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln Life in connection with suits by, or in the right of, Lincoln Life. Please refer to Article VII of the By-laws of Lincoln Life (Exhibit No. 6(b) hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, Indiana law.

     (b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  Principal Underwriter

     (a) Lincoln National Variable Annuity Fund A (Group); Lincoln National Variable Annuity Fund A (Individual); Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln Life Flexible Premium Variable Life Account F; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln Life Variable Annuity Account N; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life Flexible Premium Variable Life Account R; Lincoln
         Life Flexible Premium Variable Life Account S; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account Q; Lincoln Life Variable Annuity Account W; and Lincoln National Variable
         Annuity Account 53.

     (b) See Item 25.

     (c) N/A

Item 30.  Location of Accounts and Records

     All accounts, books, and other documents, except accounting records, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company ("Lincoln Life"), 1300 S. Clinton Street, Fort Wayne, Indiana 46802. The accounting records are maintained by Delaware Management Holdings, Inc. and Delaware Services Company, Inc., One Commerce Square, 2005 Market Street, Philadelphia, Pennsylvania 19103.

Item 31.  Management Services

     Not Applicable.

Item 32
-------

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln Life at the address or phone number listed in the Prospectus.

(d) The Lincoln National Life Insurance Company hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by The Lincoln National Life Insurance Company.

(e) Registrant hereby represents that it is relying on the American Council of Life Insurance (avail. Nov. 28, 1988) no-action letter with respect to Contracts used in connection with retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code, and represents further that it will comply with the provisions of paragraphs (1) through (4) set forth in that no-action letter.

(f) For Contracts sold in connection with the Texas Option Retirement Program, Registrant is relying on Rule 6c-7 and represents that paragraphs (a) through (d) of that rule have been complied with.

                                   SIGNATURES

a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 5 to the Registration Statement to be signed on its behalf, in the City of Fort Wayne, and State of Indiana on this 29th day of April, 2003.

                    LINCOLN LIFE VARIABLE ANNUITY ACCOUNT T
                    (Registrant)
                    SEI

                    By: /s/ Ronald L. Stopher
                        ----------------------------------
                        Ronald L. Stopher
                        Vice President, Lincoln National Life Insurance Company

                    THE LINCOLN NATIONAL LIFE INSURANCE COMPANY
                       (Depositor)

                    By:  /s/ Rise' C.M. Taylor
                         ----------------------------------
                         Rise' C.M. Taylor
                         (Signature-Officer of Depositor)
                         Vice President, The Lincoln National Life Insurance Company
                         (Title)

b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on April 29, 2003.

Signature                                      Title
---------                                      -----

  *
-----------------------------------            President and Director
Jon A. Boscia                                  (Principal Executive Officer)

  *
-----------------------------------            Executive Vice President,
Lorry J. Stensrud                              Chief Executive Officer of
                                               Lincoln Retirement, and Director

  *
-----------------------------------            Senior Vice President, Chief
Janet Chrzan                                   Financial Officer and Director
                                               (Principal Accounting Officer and
                                               Principal Financial Officer)
  *
-----------------------------------            Director
Barbara S. Kowalczyk

  *
-----------------------------------            Executive Vice President,
John H. Gotta                                  Chief Executive Officer of
                                               Life Insurance, and Director

  *
-----------------------------------            Director
Richard C. Vaughan


  *
-----------------------------------            Director
Jude T. Driscoll

  *
-----------------------------------            Chief Investment Officer and
See Yeng Quek                                  Director

*By /s/ Rise' C.M. Taylor
 -----------------------------------------     Pursuant to a Power of Attorney
      Rise' C.M. Taylor